UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2022

Date of reporting period: December 31, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2021 SEMI-ANNUAL REPORT

December 31, 2021

ARK TRANSFORMATIONAL INNOVATION FUND

ARK 1221

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

ARK TRANSFORMATIONAL INNOVATION FUND

Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Companies that the sub-advisor believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

As Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Someone’s sitting in the shade today because someone planted a tree a long time ago.”

That is to say, before we can enjoy the fruits of our labor, we must first devote our attention to the careful planning and cultivation of our estates. To achieve a strong yield requires time, diligence and patience – and there are no guarantees the seeds we plant today will thrive or result in a plentiful harvest. This can be said not only about the actions we undertake in our gardening or landscaping, but also those we initiate in our investment portfolios – especially as we take into account the potential for harm caused by natural disasters and other catastrophes, such as the COVID-19 pandemic.

Because none of us – not even the Oracle of Omaha – has a crystal ball, to help give your investment portfolio the greatest chance for success over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. With continuous nurturing, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2021 (Unaudited)

The Investor Class of the American Beacon ARK Transformational Innovation Fund (the “Fund”) returned -25.80% for the six-month period ended December 31, 2021. The Fund underperformed the S&P 500 Index (the “Index”) return of 11.67% for the period.

Total Returns for the Period ended December 31, 2021

	Ticker	6 Months*	1 Year	3 Year	Since Inception 01/27/2017
R5 Class (1,6)	ADNIX	(25.70)%	(22.60)%	36.47%	33.50%
Y Class (1,6)	ADNYX	(25.73)%	(22.68)%	36.34%	33.36%
Investor Class (1,6)	ADNPX	(25.80)%	(22.86)%	36.00%	33.03%
A Class without Sales Charge (1,2,3,6)	ADNAX	(25.82)%	(22.86)%	35.99%	33.21%
A Class with Sales Charge (1,2,3,6)	ADNAX	(30.08)%	(27.30)%	33.34%	31.62%
C Class without Sales Charge (1,2,3,6)	ADNCX	(26.10)%	(23.46)%	34.96%	32.59%
C Class with Sales Charge (1,2,3,6)	ADNCX	(27.10)%	(24.46)%	34.96%	32.59%
R6 Class (1,4,6)	ADNRX	(25.69)%	(22.58)%	36.39%	33.45%

S&P 500® Index (5)		11.67%	28.71%	26.07%	18.16%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5, Y, Investor, and R6 Classes of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. The strategy employed by the Fund’s sub-advisor has the potential for more volatility than broad market averages, which may result in significant fluctuations in the Fund’s short-term returns, both positive and negative.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. A portion of the fees charged to the A and C Classes of the Fund was waived from Fund inception to 2020. Performance prior to waiving fees was lower than the actual returns shown from inception to 2020.

3.

Fund performance for the three-year and since inception periods represents the total returns achieved by the Investor Class from 1/27/2017 up to 1/2/2019, the inception date of the A and C Classes. Expenses of the Investor Class are lower than those of the A and C Classes. As a result, total returns shown may be higher than they would have been had the A and C Classes been in existence since 1/27/2017.

4.

Fund performance for the three-year and since inception periods represents the total returns achieved by the R5 Class from 1/27/2017 up to 10/28/2020, the inception date of the R6 Class. Expenses of the R5 Class are higher than those of the R6 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 1/27/2017.

5.

The S&P 500® Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon ARK Transformational Innovation Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 1.25%, 1.27%, 1.53%, 1.67%, 2.32%, and 1.24%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance for the period was attributable to holdings primarily in the Health Care and Information Technology sectors. Securities within the Health Care sector that detracted from performance included

2

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2021 (Unaudited)

out-of-Index names Teladoc Health, Inc. (down 44.9%), Invitae Corporation (down 54.7%) and CRISPR Therapeutics AG (down 52.5%). Similarly, out-of-Index names were the largest detractors in the Information Technology sector, as Zoom Video Communications, Inc., Class A (down 51.7%) and Twilio, Inc., Class A (down 32.9%) detracted from performance.

Conversely, in the Consumer Discretionary sector, a large position in Tesla, Inc. (up 51.3%), contributed to performance. Tesla saw appreciation after reporting quarterly results that beat analyst expectations after the second and third quarters. Additionally, the stock rallied after both showcasing its best-in-class training computer and groundbreaking progress in autonomous driving. Finally, the announcement from a major U.S.-based rental car company of an order of 100,000 Tesla vehicles drove the stock higher.

From a sector allocation standpoint, an underweight in the Industrials sector and an overweight in Information Technology sector contributed to performance. An overweight allocation to the Communication Services sector, the worst performing sector in the Index, detracted from performance.

The sub-advisor will continue to focus on thematic investing in disruptive innovation with the potential for excess returns.

Top Ten Holdings (% Net Assets)
Tesla, Inc.		7.9
Teladoc Health, Inc.		6.6
Roku, Inc.		6.5
Zoom Video Communications, Inc., Class A		6.2
Coinbase Global, Inc., Class A		5.2
Unity Software, Inc.		4.8
Twilio, Inc., Class A		4.4
UiPath, Inc., Class A		4.2
Spotify Technology SA		4.1
Exact Sciences Corp.		4.0

Total Fund Holdings	39

Industry Weightings (% of Investments)
Software		21.7
Biotechnology		16.4
Entertainment		12.0
IT Services		11.7
Automobiles		8.0
Capital Markets		7.0
Health Care Technology		6.7
Life Sciences Tools & Services		3.7
Interactive Media & Services		2.8
Hotels, Restaurants & Leisure		2.5
Diversified Telecommunication Services		1.7
Road & Rail		1.6
Health Care Providers & Services		1.1
Electronic Equipment, Instruments & Components		1.0
Diversified Consumer Services		0.8
Technology Hardware, Storage & Peripherals		0.8
Health Care Equipment & Supplies		0.5

3

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2021 (Unaudited)

American Beacon ARK Transformational Innovation Fund

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period 7/1/2021-12/31/2021*
R5 Class
Actual	$1,000.00	$743.00	$4.74
Hypothetical**	$1,000.00	$1,019.76	$5.50
Y Class
Actual	$1,000.00	$742.70	$5.14
Hypothetical**	$1,000.00	$1,019.31	$5.96
Investor Class
Actual	$1,000.00	$741.70	$6.19
Hypothetical**	$1,000.00	$1,018.10	$7.17
A Class
Actual	$1,000.00	$741.60	$6.23
Hypothetical**	$1,000.00	$1,018.05	$7.22
C Class
Actual	$1,000.00	$739.00	$9.51
Hypothetical**	$1,000.00	$1,014.27	$11.02
R6 Class
Actual	$1,000.00	$743.10	$4.66
Hypothetical**	$1,000.00	$1,019.86	$5.40

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.08%, 1.17%, 1.41%, 1.42%, 2.17%, and 1.06% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.56%

Communication Services - 16.29%

Diversified Telecommunication Services - 1.64%
Iridium Communications, Inc.A	287,477	$11,869,925

Entertainment - 11.87%
ROBLOX Corp., Class AA	32,547	3,357,549
Roku, Inc.A	205,622	46,922,940
Skillz, Inc.A	739,469	5,501,649
Spotify Technology SAA	127,996	29,954,904

		85,737,042

Interactive Media & Services - 2.78%
Twitter, Inc.A	464,418	20,072,146

Total Communication Services		117,679,113

Consumer Discretionary - 11.15%

Automobiles - 7.87%
Tesla, Inc.A	53,834	56,890,695

Diversified Consumer Services - 0.76%
2U, Inc.A	273,599	5,491,132

Hotels, Restaurants & Leisure - 2.52%
DraftKings, Inc., Class AA	662,118	18,188,381

Total Consumer Discretionary		80,570,208

Financials - 6.92%

Capital Markets - 6.92%
Coinbase Global, Inc., Class AA	148,431	37,459,531
Robinhood Markets, Inc., Class AA B	705,946	12,537,601

		49,997,132

Total Financials		49,997,132

Health Care - 27.95%

Biotechnology - 16.21%
CRISPR Therapeutics AGA B	277,524	21,030,769
Exact Sciences Corp.A	368,226	28,659,030
Ginkgo Bioworks Holdings, Inc.A B	1,181,150	9,815,356
Intellia Therapeutics, Inc.A	212,919	25,175,542
Invitae Corp.A B	1,193,822	18,229,662
Organovo Holdings, Inc.A B	3,436	12,473
Twist Bioscience Corp.A	77,492	5,997,106
Veracyte, Inc.A	198,461	8,176,593

		117,096,531

Health Care Equipment & Supplies - 0.49%
Cerus Corp.A	517,605	3,524,890

Health Care Providers & Services - 1.06%
Signify Health, Inc., Class AA	536,466	7,628,547

Health Care Technology - 6.57%
Teladoc Health, Inc.A	517,367	47,504,638

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.56% (continued)

Health Care - 27.95% (continued)

Life Sciences Tools & Services - 3.62%
10X Genomics, Inc., Class AA	89,288	$13,300,340
Compugen Ltd.A B	210,870	906,741
Pacific Biosciences of California, Inc.A B	584,784	11,964,681

		26,171,762

Total Health Care		201,926,368

Industrials - 1.61%

Road & Rail - 1.61%
TuSimple Holdings, Inc., Class AA	325,348	11,663,726

Information Technology - 34.64%

Electronic Equipment, Instruments & Components - 0.98%
Trimble, Inc.A	80,908	7,054,369

IT Services - 11.51%
Block, Inc., Class AA	160,753	25,963,217
Shopify, Inc., Class AA	18,635	25,667,663
Twilio, Inc., Class AA	119,807	31,549,975

		83,180,855

Software - 21.40%
DocuSign, Inc.A	68,378	10,414,653
Materialise NV, ADRA B	116,023	2,769,469
PagerDuty, Inc.A	323,636	11,246,351
Palantir Technologies, Inc., Class AA	1,119,726	20,390,211
UiPath, Inc., Class AA	707,823	30,528,406
Unity Software, Inc.A	242,114	34,619,881
Zoom Video Communications, Inc., Class AA	242,743	44,642,865

		154,611,836

Technology Hardware, Storage & Peripherals - 0.75%
3D Systems Corp.A	59,916	1,290,591
Stratasys Ltd.A	168,540	4,127,544

		5,418,135

Total Information Technology		250,265,195

Total Common Stocks (Cost $811,467,766)		712,101,742

SHORT-TERM INVESTMENTS - 1.72% (Cost $12,411,932)

Investment Companies - 1.72%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	12,411,932	12,411,932

SECURITIES LENDING COLLATERAL - 2.55% (Cost $18,413,262)

Investment Companies - 2.55%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	18,413,262	18,413,262

TOTAL INVESTMENTS - 102.83% (Cost $842,292,960)		742,926,936
LIABILITIES, NET OF OTHER ASSETS - (2.83%)		(20,464,425)

TOTAL NET ASSETS - 100.00%		$722,462,511

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2021 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2021, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$712,101,742	$-	$-	$712,101,742
Short-Term Investments	12,411,932	-	-	12,411,932
Securities Lending Collateral	18,413,262	-	-	18,413,262

Total Investments in Securities – Assets	$742,926,936	$-	$-	$742,926,936

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

December 31, 2021 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$712,101,742
Investments in affiliated securities, at fair value‡	30,825,194
Dividends and interest receivable	50
Receivable for investments sold	3,013,222
Receivable for fund shares sold	2,983,680
Receivable for tax reclaims	100,031
Receivable for expense reimbursement (Note 2)	55,161
Prepaid expenses	114,681

Total assets	749,193,761

Liabilities:
Payable for investments purchased	4,405,962
Payable for fund shares redeemed	3,106,512
Management and sub-advisory fees payable (Note 2)	584,797
Service fees payable (Note 2)	105,041
Transfer agent fees payable (Note 2)	55,883
Payable upon return of securities loaned (Note 8)§	18,413,262
Custody and fund accounting fees payable	35,272
Professional fees payable	3,270
Trustee fees payable (Note 2)	1,711
Payable for prospectus and shareholder reports	15,455
Other liabilities	4,085

Total liabilities	26,731,250

Net assets	$722,462,511

Analysis of net assets:
Paid-in-capital	$771,488,060
Total distributable earnings (deficits)A	(49,025,549)

Net assets	$722,462,511

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	400,963

Y Class	16,255,779

Investor Class	6,438,550

A Class	1,994,731

C Class	1,175,708

R6 Class	84,752

Net assets:
R5 Class	$11,097,482

Y Class	$447,823,652

Investor Class	$175,411,644

A Class	$54,304,404

C Class	$31,484,357

R6 Class	$2,340,972

Net asset value, offering and redemption price per share:
R5 Class	$27.68

Y Class	$27.55

Investor Class	$27.24

A Class	$27.22

A Class (offering price)	$28.88

C Class	$26.78

R6 Class	$27.62

† Cost of investments in unaffiliated securities	$811,467,766
‡ Cost of investments in affiliated securities	$30,825,194
§ Fair value of securities on loan	$24,349,282

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the period ended December 31, 2021 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$339,222
Dividend income from affiliated securities (Note 2)	1,188
Income derived from securities lending (Note 8)	4,128,620

Total investment income	4,469,030

Expenses:
Management and sub-advisory fees (Note 2)	5,031,775
Transfer agent fees:
R5 Class (Note 2)	2,653
Y Class (Note 2)	329,337
Investor Class	7,096
A Class	1,506
C Class	916
R6 Class	588
Custody and fund accounting fees	75,923
Professional fees	62,220
Registration fees and expenses	136,085
Service fees (Note 2):
Investor Class	488,235
A Class	32,707
C Class	19,306
Distribution fees (Note 2):
A Class	90,608
C Class	201,254
Prospectus and shareholder report expenses	39,646
Trustee fees (Note 2)	36,614
Loan expense (Note 9)	2,778
Other expenses	77,124

Total expenses	6,636,371

Net fees waived and expenses (reimbursed) (Note 2)	(91,095)

Net expenses	6,545,276

Net investment (loss)	(2,076,246)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	129,378,185
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	(414,737,591)
Foreign currency transactions	(23)

Net (loss) from investments	(285,359,429)

Net (decrease) in net assets resulting from operations	$(287,435,675)

† Foreign taxes	$34,565

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2021	Year Ended June 30, 2021
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(2,076,246)	$(9,777,184)
Net realized gain from investments in unaffiliated securities	129,378,185	118,406,396
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and foreign currency transactions	(414,737,614)	231,272,202

Net increase (decrease) in net assets resulting from operations	(287,435,675)	339,901,414

Distributions to shareholders:
Total retained earnings:
R5 Class	(2,685,198)	(93,934)
Y Class	(112,948,763)	(2,937,105)
Investor Class	(45,317,560)	(1,190,082)
A Class	(13,396,308)	(224,521)
C Class	(7,709,359)	(127,606)
R6 ClassA	(504,056)	(7,017)

Net distributions to shareholders	(182,561,244)	(4,580,265)

Capital share transactions (Note 10):
Proceeds from sales of shares	149,359,986	1,302,358,978
Reinvestment of dividends and distributions	181,453,826	4,551,536
Cost of shares redeemed	(352,728,045)	(764,674,529)

Net increase (decrease) in net assets from capital share transactions	(21,914,233)	542,235,985

Net increase (decrease) in net assets	(491,911,152)	877,557,134

Net assets:
Beginning of period	1,214,373,663	336,816,529

End of period	$722,462,511	$1,214,373,663

A The R6 Class became effective on October 28, 2020 and commenced operations on October 29, 2020.

See accompanying notes

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of December 31, 2021, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the fund will use derivatives, may adversely affect the fund’s performance and may increase costs related to the fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2021 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,237,098
Sub-Advisor Fees	0.55%	2,794,677

Total	0.90%	$5,031,775

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investor-advisory fees” on the Statement of Operations. During the period ended December 31, 2021, the Manager received securities lending fees of $420,977 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$313,360

As of December 31, 2021, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$38,175

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a December 31, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2021 Shares/ Fair Value
U.S. Government Money Market Select	Direct	ARK Transformational Innovation	$12,411,932	$-	$-	$1,188	$12,411,932
U.S. Government Money Market Select	Securities Lending	ARK Transformational Innovation	18,413,262	-	-	N/A	18,413,262

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2021, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
ARK Transformational Innovation	$11,790	$19,225	$31,015

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2021, the Fund borrowed on average $3,432,516 for 2 day at an average interest rate of 0.88% with interest charges of $166. These amounts are recorded as “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through October 31, 2022, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended December 31, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2021 - 10/31/2021	11/1/2021 - 12/31/2021	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	R5	0.99%	0.99%	$2,115	$-		2024-2025
ARK Transformational Innovation	Y	1.08%	1.08%	40,626	(22,192	)*	2024-2025
ARK Transformational Innovation	Investor	1.32%	1.32%	47,414	-		2024-2025
ARK Transformational Innovation	A	1.39%	N/A	-	-		2024-2025
ARK Transformational Innovation	C	2.12%	N/A	-	-		2024-2025
ARK Transformational Innovation	R6	0.94%	0.99%	940	(36	)*	2024-2025

* These amounts represents Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

Of the above amounts, $55,161 was disclosed as a Receivable for Expense Reimbursement on the Statement of Assets and Liabilities at December 31, 2021.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$22,192	$145,281	$71,887	2021-2022
ARK Transformational Innovation	-	139,297	-	2022-2023
ARK Transformational Innovation	36	213,887	-	2023-2024

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2021, RID collected $25,766 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended December 31, 2021, fees of $3 were collected for A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended December 31, 2021, CDSC fees of $13,568 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act to provide liquidity or for defensive purposes. The Fund could invest in money market funds rather than purchasing individual short-term investments. If the Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The portfolio manager’s judgments about the attractiveness, value and potential performance of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. Additionally, asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets. The investment models used to manage the Fund may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Currency Risk

The Fund may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to experience a loss or difficulty in selling investments to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which will increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve is anticipated to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

The Fund’s investing approach may dictate an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one particular sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates than to the value of shares of another fund that invests in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and underweighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing the sectors in which it is substantially over-weighted. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2021.

	Remaining Contractual Maturity of the Agreements As of December 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$18,413,262	$-	$-	$-	$18,413,262

Total Borrowings	$18,413,262	$-	$-	$-	$18,413,262

Gross amount of recognized liabilities for securities lending transactions					$18,413,262

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

26

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2021, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$885,316,781	$78,711,629	$(221,101,462)	$(142,389,833)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at June 30, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of June 30, 2021, the Fund did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$322,155,597	$464,415,263

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2021 were as follows:

Fund	Type of Transaction	June 30, 2021 Shares/Fair Value	Purchases	Sales	December 31, 2021 Shares/Fair Value
ARK Transformational Innovation	Direct	$66,715,694	$184,074,427	$238,378,189	$12,411,932
ARK Transformational Innovation	Securities Lending	700,964	239,587,984	221,875,686	18,413,262

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value

27

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$24,349,282	$18,413,262	$7,424,489	$25,837,751

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The

28

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2021, the Fund did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	42,780	$1,840,982	229,607	$9,277,755
Reinvestment of dividends	93,450	2,657,723	1,904	93,934
Shares redeemed	(82,848)	(3,715,837)	(191,815)	(9,142,558)

Net increase in shares outstanding	53,382	$782,868	39,696	$229,131

	Y Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	2,637,391	$108,992,083	16,983,545	$724,710,182
Reinvestment of dividends	3,964,770	112,242,638	59,257	2,912,490
Shares redeemed	(5,504,578)	(219,097,528)	(9,959,892)	(424,799,825)

Net increase in shares outstanding	1,097,583	$2,137,193	7,082,910	$302,822,847

	Investor Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	668,881	$27,865,404	11,229,000	$481,470,792
Reinvestment of dividends	1,615,676	45,238,934	24,411	1,187,583
Shares redeemed	(2,744,228)	(109,959,244)	(6,921,933)	(298,851,937)

Net increase (decrease) in shares outstanding	(459,671)	$(36,854,906)	4,331,478	$183,806,438

29

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

	A Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	144,911	$5,971,708	1,387,839	$59,088,673
Reinvestment of dividends	468,861	13,118,735	4,604	224,082
Shares redeemed	(360,652)	(14,287,340)	(515,576)	(21,852,317)

Net increase in shares outstanding	253,120	$4,803,103	876,867	$37,460,438

	C Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	79,635	$3,334,857	607,818	$25,198,565
Reinvestment of dividends	279,395	7,691,740	2,633	126,430
Shares redeemed	(135,355)	(5,068,476)	(220,811)	(9,488,816)

Net increase in shares outstanding	223,675	$5,958,121	389,640	$15,836,179

	R6 Class
	Six Months Ended December 31, 2021		October 28, 2020A to June 30, 2021
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	33,988	$1,354,952	57,992	$2,613,011
Reinvestment of dividends	17,761	504,056	142	7,017
Shares redeemed	(13,607)	(599,620)	(11,524)	(539,076)

Net increase in shares outstanding	38,142	$1,259,388	46,610	$2,080,952

A Class launched on October 28, 2020 and commenced operations on October 29, 2020.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31, 2021		Year Ended June 30,						January 27, 2017B to June 30, 2017
			2021		2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$48.75		$27.41		$18.59		$18.60	$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)C	(0.34	)E	(0.16	)C D	(0.29)	0.06	(0.03)
Net gains (losses) on investments (both realized and unrealized)	(12.26)		21.91		9.60		1.24	6.25	2.90

Total income (loss) from investment operations	(12.30)		21.57		9.44		0.95	6.31	2.87

Less distributions:
Dividends from net investment income	(0.90)		(0.07)		(0.03)		–	(0.09)	–
Distributions from net realized gains	(7.87)		(0.16)		(0.59)		(0.96)	(0.49)	–

Total distributions	(8.77)		(0.23)		(0.62)		(0.96)	(0.58)	–

Net asset value, end of period	$27.68		$48.75		$27.41		$18.59	$18.60	$12.87

Total returnF	(25.70	)%G	78.67%		52.22%		6.55%	49.76%	28.70	%G

Ratios and supplemental data:
Net assets, end of period	$11,097,482		$16,943,552		$8,438,698		$2,674,638	$7,650,448	$3,603,636
Ratios to average net assets:
Expenses, before reimbursements	1.11	%H	1.03%		1.24%		1.74%	4.74%	10.29	%H
Expenses, net of reimbursementsI	1.08	%H	1.00%		1.00%		1.00%	1.02%	0.99	%H
Net investment (loss), before expense reimbursements and/or recoupments	(0.22	)%H	(0.87)%		(1.04)%		(1.42)%	(3.59)%	(10.01	)%H
Net investment income (loss), net of reimbursements and/or recoupments	(0.19	)%H	(0.84)%		(0.80)%		(0.68)%	0.14%	(0.70	)%H
Portfolio turnover rate	33	%G	61%		28%		63%	59%	28	%J

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $0.0021.
E	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0114.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
J	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

31

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2021		Year Ended June 30,						January 27, 2017A to June 30, 2017
			2021		2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$48.53		$27.31		$18.54		$18.57	$12.87	$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.06	)B	(0.29	)D	(0.19	)B C	(0.06)	(0.02)	(0.03)
Net gains (losses) on investments (both realized and unrealized)	(12.19)		21.73		9.58		0.99	6.30	2.90

Total income (loss) from investment operations	(12.25)		21.44		9.39		0.93	6.28	2.87

Less distributions:
Dividends from net investment income	(0.86)		(0.06)		(0.03)		–	(0.09)	–
Distributions from net realized gains	(7.87)		(0.16)		(0.59)		(0.96)	(0.49)	–

Total distributions	(8.73)		(0.22)		(0.62)		(0.96)	(0.58)	–

Net asset value, end of period	$27.55		$48.53		$27.31		$18.54	$18.57	$12.87

Total returnE	(25.73	)%F	78.48%		52.09%		6.45%	49.52%	28.70	%F

Ratios and supplemental data:
Net assets, end of period	$447,823,652		$735,669,845		$220,504,263		$32,822,832	$9,887,450	$153,410
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%G	1.11%		1.26%		1.94%	4.84%	14.30	%G
Expenses, net of reimbursements and/or recoupmentsH	1.17	%G	1.09%		1.10%		1.10%	1.12%	1.09	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.30	)%G	(0.95)%		(1.08)%		(1.62)%	(3.85)%	(14.01	)%G
Net investment (loss), net of reimbursements and/or recoupments	(0.29	)%G	(0.93)%		(0.92)%		(0.78)%	(0.13)%	(0.81	)%G
Portfolio turnover rate	33	%F	61%		28%		63%	59%	28	%I

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $0.0042.
D	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0150.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

32

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2021		Year Ended June 30,							January 27, 2017A to June 30, 2017
			2021		2020		2019	2018

	(unaudited)
Net asset value, beginning of period	$47.98		$27.05		$18.42		$18.51	$12.85		$10.00

Income (loss) from investment operations:
Net investment (loss)	(0.02)		(0.37	)D	(0.25	)B C	(0.17)	(0.06	)B	(0.02)
Net gains (losses) on investments (both realized and unrealized)	(12.14)		21.48		9.50		1.04	6.30		2.87

Total income (loss) from investment operations	(12.16)		21.11		9.25		0.87	6.24		2.85

Less distributions:
Dividends from net investment income	(0.71)		(0.02)		(0.03)		–	(0.09)		–
Distributions from net realized gains	(7.87)		(0.16)		(0.59)		(0.96)	(0.49)		–

Total distributions	(8.58)		(0.18)		(0.62)		(0.96)	(0.58)		–

Net asset value, end of period	$27.24		$47.98		$27.05		$18.42	$18.51		$12.85

Total returnE	(25.83	)%F	78.03%		51.66%		6.13%	49.28%		28.50	%F

Ratios and supplemental data:
Net assets, end of period	$175,411,644		$331,002,394		$69,421,549		$9,310,932	$6,910,383		$1,083,835
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.44	%G	1.38%		1.52%		2.03%	4.96%		12.53	%G
Expenses, net of reimbursements and/or recoupmentsH	1.41	%G	1.34%		1.38%		1.38%	1.40%		1.37	%G
Net investment (loss), before expense reimbursements and/or recoupments	(0.57	)%G	(1.21)%		(1.34)%		(1.71)%	(3.92)%		(12.37	)%G
Net investment (loss), net of reimbursements and/or recoupments	(0.54	)%G	(1.17)%		(1.19)%		(1.06)%	(0.36)%		(1.21	)%G
Portfolio turnover rate	33	%F	61%		28%		63%	59%		28	%I

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $0.0063.
D	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0143.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Portfolio turnover rate is for the period from January 27, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

33

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2021		Year Ended June 30,				January 2, 2019A to June 30, 2019
			2021		2020

	(unaudited)
Net asset value, beginning of period	$48.00		$27.05		$18.42		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.11	)B	(0.35	)D	(0.06	)C	(0.05)
Net gains (losses) on investments (both realized and unrealized)	(12.07)		21.46		9.31		3.75

Total income (loss) from investment operations	(12.18)		21.11		9.25		3.70

Less distributions:
Dividends from net investment income	(0.73)		(0.00	)E	(0.03)		–
Distributions from net realized gains	(7.87)		(0.16)		(0.59)		–

Total distributions	(8.60)		(0.16)		(0.62)		–

Net asset value, end of period	$27.22		$48.00		$27.05		$18.42

Total returnF	(25.84	)%G	78.03%		51.66%		25.14	%G

Ratios and supplemental data:
Net assets, end of period	$54,304,404		$83,589,357		$23,391,480		$3,606,814
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.42	%H	1.37%		1.66%		2.31	%H
Expenses, net of reimbursements and/or recoupmentsI	1.42	%H	1.37%		1.40%		1.40	%H
Net investment (loss), before expense reimbursements and/or recoupments	(0.53	)%H	(1.21)%		(1.47)%		(2.00	)%H
Net investment (loss), net of reimbursements and/or recoupments	(0.53	)%H	(1.21)%		(1.21)%		(1.09	)%H
Portfolio turnover rate	33	%G	61%		28%		63%

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $(0.0608).
D	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0160.
E	Amount represents less than $0.01 per share.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

34

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2021		Year Ended June 30,				January 2, 2019A to June 30, 2019
			2021		2020

	(unaudited)
Net asset value, beginning of period	$47.16		$26.78		$18.35		$14.72

Income (loss) from investment operations:
Net investment (loss)	(0.27	)B	(0.61	)D	(0.09	)C	(0.10)
Net gains (losses) on investments (both realized and unrealized)	(11.82)		21.15		9.11		3.73

Total income (loss) from investment operations	(12.09)		20.54		9.02		3.63

Less distributions:
Dividends from net investment income	(0.42)		–		–		–
Distributions from net realized gains	(7.87)		(0.16)		(0.59)		–

Total distributions	(8.29)		(0.16)		(0.59)		–

Net asset value, end of period	$26.78		$47.16		$26.78		$18.35

Total returnE	(26.10	)%F	76.68%		50.54%		24.66	%F

Ratios and supplemental data:
Net assets, end of period	$31,484,357		$44,900,174		$15,060,539		$1,790,079
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.17	%G	2.12%		2.31%		3.25	%G
Expenses, net of reimbursements and/or recoupmentsH	2.17	%G	2.12%		2.15%		2.15	%G
Net investment (loss), before expense reimbursements and/or recoupments	(1.28	)%G	(1.96)%		(2.13)%		(2.94	)%G
Net investment (loss), net of reimbursements and/or recoupments	(1.28	)%G	(1.96)%		(1.97)%		(1.83	)%G
Portfolio turnover rate	33	%F	61%		28%		63%

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Xilinx, Inc. amounting to $ (0.0873).
D	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0154.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

35

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended December 31, 2021		October 28, 2020A to June 30, 2021
	(unaudited)
Net asset value, beginning of period	$48.67		$36.25

Income from investment operations:
Net investment income (loss)	(0.02	)B	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	(12.25)		12.78

Total income (loss) from investment operations	(12.27)		12.64

Less distributions:
Dividends from net investment income	(0.91)		(0.06)
Distributions from net realized gains	(7.87)		(0.16)

Total distributions	(8.78)		(0.22)

Net asset value, end of period	$27.62		$48.67

Total returnD	(25.69	)%E	34.86	%E

Ratios and supplemental data:
Net assets, end of period	$2,340,972		$2,268,341
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14	%F	1.22	%F
Expenses, net of reimbursements and/or recoupmentsG	1.06	%F H	0.95	%F
Net investment income (loss), before expense reimbursements and/or recoupments	(0.19	)%F	(1.05	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.11	)%F	(0.78	)%F
Portfolio turnover rate	33	%E	61	%E

A	Commencement of Operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Novartis AG, ADR amounting to $0.0197.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on October 31, 2021.

See accompanying notes

36

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

SAR 12/21

American Beacon® FUNDS

2021 SEMI-ANNUAL REPORT

December 31, 2021

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

Shapiro 1221

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SHAPIRO EQUITY OPPORTUNITIES FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SHAPIRO SMID CAP EQUITY FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

As Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Someone’s sitting in the shade today because someone planted a tree a long time ago.”

That is to say, before we can enjoy the fruits of our labor, we must first devote our attention to the careful planning and cultivation of our estates. To achieve a strong yield requires time, diligence and patience – and there are no guarantees the seeds we plant today will thrive or result in a plentiful harvest. This can be said not only about the actions we undertake in our gardening or landscaping, but also those we initiate in our investment portfolios – especially as we take into account the potential for harm caused by natural disasters and other catastrophes, such as the COVID-19 pandemic.

Because none of us – not even the Oracle of Omaha – has a crystal ball, to help give your investment portfolio the greatest chance for success over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. With continuous nurturing, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2021 (Unaudited)

The Investor Class of the American Beacon Shapiro Equity Opportunities Fund (the “Fund”) returned 0.90% for the six months ended December 31, 2021. The Fund underperformed the Russell 3000® Value Index (the “Index”) return of 6.54% for the same period.

Total Returns for the Period ended December 31, 2021

	Ticker	6 Months*	1 Year	3 Year	Since Inception 09/12/2017
R5 Class (1,4)	SHXIX	0.99%	24.35%	24.47%	15.81%
Y Class (1,4)	SHXYX	0.99%	24.25%	24.35%	15.73%
Investor Class (1,4)	SHXPX	0.90%	24.05%	24.05%	15.40%
A Class without Sales Charge (1,2,4)	SHXAX	0.89%	24.03%	24.04%	15.40%
A Class with Sales Charge (1,2,4)	SHXAX	(4.91)%	16.91%	21.63%	13.82%
C Class without Sales Charge (1,2,4)	SHXCX	0.75%	23.86%	23.99%	15.36%
C Class with Sales Charge (1,2,4)	SHXCX	(0.25)%	22.86%	23.99%	15.36%

Russell 3000® Value Index (3)		6.54%	25.37%	17.65%	11.48%
Russell 3000® Index (3)		19.00%	25.66%	25.79%	17.92%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Fund performance represents the returns achieved by the Investor Class from 9/12/2017 up to the 10/28/2021 inception date of the A and C Classes and returns of the A and C Classes since 10/28/2021. Expenses of the A and C Classes are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A and C Classes been in existence since 9/12/2017.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Russell 3000® Value Index measures the performance of the broad value segment of the US equity market. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index and the Russell 3000® Value Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Shapiro Equity Opportunities Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.87%, 0.96%, 1.27%, 1.26%, and 2.01%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due primarily to stock selection. Sector allocation also detracted from relative performance.

Security selection in the Consumer Discretionary and Information Technology sectors detracted the most from relative returns. Positions in the Consumer Discretionary sector that detracted from relative performance included Urban Outfitters, Inc. (down 27.7%) and Hanesbrands, Inc. (down 9.3%). In the Information Technology sector, Corning Incorporated (down 9.1%) was a large detractor. Conversely, within the Energy sector strong performance from Devon Energy Corporation (up 59.3%) somewhat helped to offset relative underperformance.

2

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2021 (Unaudited)

From a sector allocation perspective, an overweight to the Communication Services sector (down 9.0%) and an underweight to the Real Estate sector (up 17.4%) detracted from performance relative to the Index. Conversely, an overweight allocation to the Consumer Staples sector (up 9.6%) contributed to relative outperformance.

Looking ahead, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

Top Ten Holdings (% Net Assets)
Lions Gate Entertainment Corp., Class B		6.2
Walgreens Boots Alliance, Inc.		5.5
Coca-Cola Co.		5.3
Berkshire Hathaway, Inc., Class B		5.2
General Motors Co.		5.0
Mandiant, Inc.		5.0
Merck & Co., Inc.		4.9
Urban Outfitters, Inc.		4.9
Bank of America Corp.		4.8
Westinghouse Air Brake Technologies Corp.		4.7

Total Fund Holdings	24

Sector Allocation (% Equities)
Consumer Discretionary		16.1
Financials		15.1
Materials		14.3
Communication Services		14.0
Information Technology		12.7
Consumer Staples		11.1
Industrials		9.6
Health Care		5.1
Energy		2.0

3

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2021 (Unaudited)

The Investor Class of the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”) returned 1.64% for the six months ended December 31, 2021. The Fund underperformed the Russell 2500® Value Index (the “Index”) return of 4.16% for the same period.

Total Returns for the Period ended December 31, 2021

	Ticker	6 Months*	1 Year	3 Year	Since Inception 09/12/2017
R5 Class (1,5)	SHDIX	1.77%	28.17%	22.22%	12.36%
Y Class (1,5)	SHDYX	1.70%	28.00%	22.07%	12.24%
Investor Class (1,5)	SHDPX	1.64%	27.69%	21.77%	11.96%
A Class without Sales Charge (1,2,5)	SHEAX	1.57%	27.60%	21.74%	11.94%
A Class with Sales Charge (1,2,5)	SHEAX	(4.26)%	20.31%	19.37%	10.41%
C Class without Sales Charge (1,2,5)	SHDCX	1.47%	27.48%	21.70%	11.91%
C Class with Sales Charge (1,2,5)	SHDCX	0.47%	26.48%	21.70%	11.91%
R6 Class (1,3,5)	SHDRX	1.77%	28.17%	22.22%	12.36%

Russell 2500® Value Index (4)		4.16%	27.78%	18.31%	10.97%
Russell 2500® Index (4)		2.07%	18.18%	21.91%	14.21%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Fund performance represents the returns achieved by the Investor Class from 9/12/2017 up to the 10/28/2021 inception date of the A and C Classes and returns of the A and C Classes since 10/28/2021. Expenses of the A and C Classes are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A and C Classes been in existence since 9/12/2017.

3.

Fund performance represents the returns achieved by the Investor Class from 9/12/2017 up to the 10/28/2021 inception date of the R6 Class and returns of the R6 Class since 10/28/2021. Expenses of the R6 Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the R6 Class been in existence since 9/12/2017.

4.

The Russell 2500® Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s style methodology. The Russell 2500® Value Index and the Russell 2500® Value Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Shapiro SMID Cap Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 2.26%, 2.23%, 2.61%, 2.56%, 3.31%, and 2.21%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period primarily due to sector allocation. Security selection helped to offset the relative underperformance.

From a sector allocation perspective, the Fund’s overweight allocation to the Communications Services sector (down 12.3%) and null allocation to the Real Estate sector (up 11.0%) detracted from performance relative to the Index. Partially offsetting was an overweight allocation to the Materials sector (up 9.3%).

4

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2021 (Unaudited)

Most of the Fund’s performance related to security selection was attributed to holdings in the Information Technology and the Energy sectors. In the Information Technology sector, out-of-Index GreenSky, Inc., Class A Shares (up 111.6%) and Ciena Corporation (up 36.3%) were the largest contributors to performance. Within the Energy sector, a position in Devon Energy Corp. (up 60.1%) added value to relative performance. Security selection in the Materials sector, however, led by positions in Ecovyst, Inc. (down 16.7%) and out-of-Index Compass Minerals International, Inc. (down 12.9%), detracted from performance.

Looking forward, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

Top Ten Holdings (% Net Assets)
Madison Square Garden Sports Corp.		5.1
Cadence Bank		5.0
Urban Outfitters, Inc.		5.0
Ingredion, Inc.		4.9
Mandiant, Inc.		4.9
Lions Gate Entertainment Corp., Class B		4.9
Liberty Media Corp-Liberty Braves, Class C		4.9
Ortho Clinical Diagnostics Holdings PLC, Class H		4.7
Axalta Coating Systems Ltd.		4.7
Regions Financial Corp.		4.6

Total Fund Holdings	24

Sector Allocation (% Equities)
Communication Services		16.3
Materials		15.7
Consumer Discretionary		13.6
Health Care		13.0
Information Technology		11.8
Financials		9.8
Industrials		9.4
Consumer Staples		8.2
Energy		2.2

5

American Beacon FundsSM

Expense Examples

December 31, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

December 31, 2021 (Unaudited)

American Beacon Shapiro Equity Opportunities Fund

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period 7/1/2021-12/31/2021*
R5 Class
Actual	$1,000.00	$1,009.90	$4.00
Hypothetical**	$1,000.00	$1,021.22	$4.02
Y Class
Actual	$1,000.00	$1,009.90	$4.51
Hypothetical**	$1,000.00	$1,020.72	$4.53
Investor Class
Actual	$1,000.00	$1,009.00	$5.37
Hypothetical**	$1,000.00	$1,019.86	$5.40
A ClassA
Actual	$1,000.00	$1,038.30	$2.00
Hypothetical**	$1,000.00	$1,019.56	$5.70
C ClassA
Actual	$1,000.00	$1,036.90	$3.34
Hypothetical**	$1,000.00	$1,015.78	$9.50

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, 1.06%, 1.12% and 1.87% for the R5, Y, Investor, A and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.
A

The Class commenced operations on October 29, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (64), then divided by the number of days in the year (365) to reflect the period. The Ending Account Value is derived from the fund’s share class actual return since inception. The Hypothetical 5% Annual Return information reflects the (184) day period for the six months ended December 31, 2021 to allow for comparability.

American Beacon Shapiro SMID Cap Equity Fund

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period 7/1/2021-12/31/2021*
R5 Class
Actual	$1,000.00	$1,017.70	$4.53
Hypothetical**	$1,000.00	$1,020.72	$4.53
Y Class
Actual	$1,000.00	$1,017.00	$4.98
Hypothetical**	$1,000.00	$1,020.27	$4.99
Investor Class
Actual	$1,000.00	$1,016.40	$6.00
Hypothetical**	$1,000.00	$1,019.26	$6.01
A ClassA
Actual	$1,000.00	$1,025.60	$2.24
Hypothetical**	$1,000.00	$1,018.85	$6.41
C ClassA
Actual	$1,000.00	$1,024.60	$3.57
Hypothetical**	$1,000.00	$1,015.07	$10.21
R6 ClassA
Actual	$1,000.00	$1,026.70	$1.60
Hypothetical	$1,000.00	$1,020.67	$4.58

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.98%, 1.18%, 1.26%, 2.01% and 0.90% for the R5, Y, Investor, A, C and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.
A

The Class commenced operations on October 29, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (64), then divided by the number of days in the year (365) to reflect the period. The Ending Account Value is derived from the fund’s share class actual return since inception. The Hypothetical 5% Annual Return information reflects the (184) day period for the six months ended December 31, 2021 to allow for comparability.

7

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.82%

Communication Services - 13.53%

Diversified Telecommunication Services - 4.29%
AT&T, Inc.	463,900	$11,411,940

Entertainment - 9.24%
Lions Gate Entertainment Corp., Class AA	24,200	402,688
Lions Gate Entertainment Corp., Class BA	1,078,700	16,601,193
Walt Disney Co.A	48,950	7,581,865

		24,585,746

Total Communication Services		35,997,686

Consumer Discretionary - 15.60%

Automobiles - 5.03%
General Motors Co.A	228,100	13,373,503

Hotels, Restaurants & Leisure - 1.55%
Starbucks Corp.	35,200	4,117,344

Specialty Retail - 4.87%
Urban Outfitters, Inc.A	441,600	12,965,376

Textiles, Apparel & Luxury Goods - 4.15%
Hanesbrands, Inc.	661,100	11,053,592

Total Consumer Discretionary		41,509,815

Consumer Staples - 10.78%

Beverages - 5.26%
Coca-Cola Co.	236,600	14,009,086

Food & Staples Retailing - 5.52%
Walgreens Boots Alliance, Inc.	281,500	14,683,040

Total Consumer Staples		28,692,126

Energy - 1.95%

Oil, Gas & Consumable Fuels - 1.95%
Devon Energy Corp.	117,830	5,190,412

Financials - 14.62%

Banks - 9.43%
Bank of America Corp.	285,900	12,719,691
Regions Financial Corp.	567,800	12,378,040

		25,097,731

Diversified Financial Services - 5.19%
Berkshire Hathaway, Inc., Class BA	46,220	13,819,780

Total Financials		38,917,511

Health Care - 4.94%

Pharmaceuticals - 4.94%
Merck & Co., Inc.	171,500	13,143,760

Industrials - 9.25%

Air Freight & Logistics - 4.50%
FedEx Corp.	46,320	11,980,205

See accompanying notes

8

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.82% (continued)

Industrials - 9.25% (continued)

Machinery - 4.75%
Westinghouse Air Brake Technologies Corp.	137,200	$12,637,492

Total Industrials		24,617,697

Information Technology - 12.29%

Electronic Equipment, Instruments & Components - 2.71%
Corning, Inc.	193,700	7,211,451

Semiconductors & Semiconductor Equipment - 4.57%
Micron Technology, Inc.	130,600	12,165,390

Software - 5.01%
Mandiant, Inc.A	759,800	13,326,892

Total Information Technology		32,703,733

Materials - 13.86%

Chemicals - 9.63%
Axalta Coating Systems Ltd.A	380,000	12,585,600
DuPont de Nemours, Inc.	77,867	6,290,096
International Flavors & Fragrances, Inc.	44,841	6,755,297

		25,630,993

Containers & Packaging - 4.23%
Graphic Packaging Holding Co.	576,600	11,243,700

Total Materials		36,874,693

Total Common Stocks (Cost $221,206,685)		257,647,433

SHORT-TERM INVESTMENTS - 2.99% (Cost $7,964,001)

Investment Companies - 2.99%
American Beacon U.S. Government Money Market Select Fund, 0.01%B C	7,964,001	7,964,001

TOTAL INVESTMENTS - 99.81% (Cost $229,170,686)		265,611,434
OTHER ASSETS, NET OF LIABILITIES - 0.19%		502,522

TOTAL NET ASSETS - 100.00%		$266,113,956

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2021, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$257,647,433	$-	$-	$257,647,433
Short-Term Investments	7,964,001	-	-	7,964,001

Total Investments in Securities - Assets	$265,611,434	$-	$-	$265,611,434

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.54%

Communication Services - 15.95%

Entertainment - 15.95%
IMAX Corp.A	10,300	$183,752
Liberty Media Corp-Liberty Braves, Class CA B	29,600	831,760
Lions Gate Entertainment Corp., Class BA	54,600	840,294
Madison Square Garden Sports Corp.A	5,000	868,650

		2,724,456

Total Communication Services		2,724,456

Consumer Discretionary - 13.26%

Specialty Retail - 4.97%
Urban Outfitters, Inc.A	28,900	848,504

Textiles, Apparel & Luxury Goods - 8.29%
Carter’s, Inc.	7,200	728,784
Hanesbrands, Inc.	41,100	687,192

		1,415,976

Total Consumer Discretionary		2,264,480

Consumer Staples - 7.96%

Food Products - 7.96%
Ingredion, Inc.	8,700	840,768
TreeHouse Foods, Inc.A	12,800	518,784

		1,359,552

Total Consumer Staples		1,359,552

Energy - 2.14%

Oil, Gas & Consumable Fuels - 2.14%
Devon Energy Corp.	8,284	364,910

Financials - 9.61%

Banks - 9.61%
Cadence Bank	28,490	848,717
Regions Financial Corp.	36,400	793,520

		1,642,237

Total Financials		1,642,237

Health Care - 12.66%

Health Care Equipment & Supplies - 8.67%
Ortho Clinical Diagnostics Holdings PLC, Class HA	37,500	802,125
Varex Imaging Corp.A	21,500	678,325

		1,480,450

Health Care Technology - 3.99%
Allscripts Healthcare Solutions, Inc.A	37,000	682,650

Total Health Care		2,163,100

Industrials - 9.15%

Aerospace & Defense - 4.51%
BWX Technologies, Inc.	16,100	770,868

Machinery - 4.64%
Westinghouse Air Brake Technologies Corp.	8,600	792,146

Total Industrials		1,563,014

See accompanying notes

10

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.54% (continued)

Information Technology - 11.47%

Communications Equipment - 6.55%
Ciena Corp.A	5,700	$438,729
Infinera Corp.A C	70,900	679,931

		1,118,660

Software - 4.92%
Mandiant, Inc.A	47,930	840,692

Total Information Technology		1,959,352

Materials - 15.34%

Chemicals - 8.22%
Axalta Coating Systems Ltd.A	24,200	801,504
ECOVYST, Inc.	58,837	602,491

		1,403,995

Containers & Packaging - 4.39%
Graphic Packaging Holding Co.	38,500	750,750

Metals & Mining - 2.73%
Compass Minerals International, Inc.	9,130	466,361

Total Materials		2,621,106

Total Common Stocks (Cost $15,489,442)		16,662,207

SHORT-TERM INVESTMENTS - 0.91% (Cost $154,509)

Investment Companies - 0.91%
American Beacon U.S. Government Money Market Select Fund, 0.01%D E	154,509	154,509

TOTAL INVESTMENTS - 98.45% (Cost $15,643,951)		16,816,716
OTHER ASSETS, NET OF LIABILITIES - 1.55%		265,026

TOTAL NET ASSETS - 100.00%		$17,081,742

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at December 31, 2021 (Note 8).

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2021, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$16,662,207	$-	$-	$16,662,207
Short-Term Investments	154,509	-	-	154,509

Total Investments in Securities - Assets	$16,816,716	$-	$-	$16,816,716

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

11

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2021 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value§†	$257,647,433	$16,662,207
Investments in affiliated securities, at fair value‡	7,964,001	154,509
Cash	56,889	-
Dividends and interest receivable	306,636	20,991
Receivable for fund shares sold	328,044	238,556
Receivable for expense reimbursement (Note 2)	22,679	24,096
Prepaid expenses	75,757	70,371

Total assets	266,401,439	17,170,730

Liabilities:
Payable for fund shares redeemed	71,636	14,541
Management and sub-advisory fees payable (Note 2)	150,340	10,857
Service fees payable (Note 2)	2,109	1,377
Transfer agent fees payable (Note 2)	14,955	646
Custody and fund accounting fees payable	26,544	21,981
Professional fees payable	16,170	39,356
Trustee fees payable (Note 2)	-	51
Payable for prospectus and shareholder reports	3,934	-
Other liabilities	1,795	179

Total liabilities	287,483	88,988

Net assets	$266,113,956	$17,081,742

Analysis of net assets:
Paid-in-capital	$230,625,690	$15,370,418
Total distributable earnings (deficits)A	35,488,266	1,711,324

Net assets	$266,113,956	$17,081,742

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	4,579,342	591,402

Y Class	11,867,738	431,730

Investor Class	397,550	350,076

A ClassB	6,656	7,491

C ClassB	6,647	7,491

R6 ClassB	N/A	7,369

Net assets:
R5 Class	$72,449,331	$7,286,313

Y Class	$187,235,540	$5,290,313

Investor Class	$6,221,521	$4,233,402

A ClassB	$103,850	$90,522

C ClassB	$103,714	$90,410

R6 ClassB	N/A	$90,782

Net asset value, offering and redemption price per share:
R5 Class	$15.82	$12.32

Y Class	$15.78	$12.25

Investor Class	$15.65	$12.09

A ClassB	$15.60	$12.08

A ClassB (offering price)	$16.55	$12.82

C ClassB	$15.60	$12.07

R6 ClassB	N/A	$12.32

† Cost of investments in unaffiliated securities	$221,206,685	$15,489,442
‡ Cost of investments in affiliated securities	$7,964,001	$154,509
§ Fair value of securities on loan	$-	$121,774

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B The Class became effective on October 28, 2021 and commenced operations on October 29, 2021 (Note 1).

See accompanying notes

12

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2021 (Unaudited)

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$2,331,982	A	$362,359	B
Dividend income from affiliated securities (Note 2)	646		25
Income derived from securities lending (Note 8)	358		232

Total investment income	2,332,986		362,616

Expenses:
Management and sub-advisory fees (Note 2)	896,332		69,043
Transfer agent fees:
R5 Class (Note 2)	1,856		1,027
Y Class (Note 2)	85,981		5,123
Investor Class	893		723
A ClassC	750		750
C ClassC	750		750
R6 ClassC	-		750
Custody and fund accounting fees	25,127		18,835
Professional fees	36,570		33,149
Registration fees and expenses	50,156		33,169
Service fees (Note 2):
Investor Class	17,149		7,174
A ClassC	45		44
C ClassC	45		44
Distribution fees (Note 2):
A ClassC	44		44
C ClassC	179		176
Prospectus and shareholder report expenses	6,083		1,738
Trustee fees (Note 2)	7,742		670
Loan expense (Note 9)	562		63
Other expenses	18,182		9,872

Total expenses	1,148,446		183,144

Net fees waived and expenses (reimbursed) (Note 2)	(33,953)		(92,325)

Net expenses	1,114,493		90,819

Net investment income	1,218,493		271,797

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesD	10,378,893		1,064,528
Commission recapture (Note 1)	21,426		5,476
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesE	(9,247,741)		(1,168,817)

Net gain (loss) from investments	1,152,578		(98,813)

Net increase in net assets resulting from operations	$2,371,071		$172,984

A Includes significant dividends of $223,028.
B Includes significant dividends of $209,718.
C The Class became effective on October 28, 2021 and commenced operations on October 29, 2021 (Note 1).
D The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
E The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Six Months Ended December 31, 2021	Year Ended June 30, 2021	Six Months Ended December 31, 2021	Year Ended June 30, 2021
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,218,493	$1,188,601	$271,797	$56,245
Net realized gain from investments in unaffiliated securities, and commission recapture	10,400,319	4,852,030	1,070,004	1,200,453
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(9,247,741)	63,757,540	(1,168,817)	4,181,492

Net increase in net assets resulting from operations	2,371,071	69,798,171	172,984	5,438,190

Distributions to shareholders:
Total retained earnings:
R5 Class	(4,648,925)	(1,189,978)	(881,943)	(73,122)
Y Class	(12,046,630)	(1,203,956)	(693,255)	(1,790)
Investor Class	(410,062)	(34,178)	(427,699)	(14,982)
A ClassA	(6,688)	-	(11,749)	-
C ClassA	(6,554)	-	(11,729)	-
R6 ClassA	-	-	(11,559)	-

Net distributions to shareholders	(17,118,859)	(2,428,112)	(2,037,934)	(89,894)

Capital share transactions (Note 10):
Proceeds from sales of shares	33,089,959	138,636,360	2,407,401	14,050,621
Reinvestment of dividends and distributions	16,869,756	2,409,421	1,522,943	47,142
Cost of shares redeemed	(34,157,180)	(14,124,638)	(5,035,348)	(4,689,014)

Net increase (decrease) in net assets from capital share transactions	15,802,535	126,921,143	(1,105,004)	9,408,749

Net increase (decrease) in net assets	1,054,747	194,291,202	(2,969,954)	14,757,045

Net assets:
Beginning of period	265,059,209	70,768,007	20,051,696	5,294,651

End of period	$266,113,956	$265,059,209	$17,081,742	$20,051,696

A The Class became effective on October 28, 2021 and commenced operations on October 29, 2021 (Note 1).

See accompanying notes

14

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2021, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

Class Disclosure

On October 28, 2021, the American Beacon Shapiro Equity Opportunities Fund launched A Class and C Class shares, and the American Beacon Shapiro SMID Cap Equity Fund launched A Class, C Class, and R6 Class shares. The classes commenced active operations on October 29, 2021.

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”), an affiliate of the Manager pursuant to which each Fund has agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

Shapiro Equity Opportunities Fund

First $250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2021 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$448,922
Sub-Advisor Fees	0.35%	447,410

Total	0.70%	$896,332

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$32,234
Sub-Advisor Fees	0.40%	36,809

Total	0.75%	$69,043

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended December 31, 2021, the Manager received securities lending fees of $3 for the securities lending activities of Shapiro SMID Cap Equity Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$84,342
Shapiro SMID Cap Equity	5,797

As of December 31, 2021, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$14,955
Shapiro SMID Cap Equity	646

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2021 Shares/ Fair Value
U.S. Government Money Market Select	Direct	Shapiro Equity Opportunities	$7,964,001	$-	$-	$646	$7,964,001
U.S. Government Money Market Select	Direct	Shapiro SMID Cap Equity	154,509	-	-	25	154,509

19

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2021, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Shapiro Equity Opportunities	$4,824
Shapiro SMID Cap Equity	233

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2021, the Shapiro SMID Cap Equity Fund borrowed on average $281,705 for 2 days at an average interest rate of 0.88% with interest charges of $14. These amounts are recorded as “Other expenses” in the Statements of Operations. The Shapiro Equity Opportunities Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through October 31, 2022 to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended December 31, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2021 - 10/31/2021	11/1/2021 - 12/31/2021	Reimbursed Expenses	(Recouped) Expenses
Shapiro Equity Opportunities	R5	0.79%	0.79%	$9,356	$-		2024-2025
Shapiro Equity Opportunities	Y	0.89%	0.89%	17,104	(169	)**	2024-2025
Shapiro Equity Opportunities	Investor	1.06%	1.06%	5,913	-		2024-2025
Shapiro Equity Opportunities	A*	N/A	1.12%	790	-		2024-2025
Shapiro Equity Opportunities	C*	N/A	1.87%	790	-		2024-2025
Shapiro SMID Cap Equity	R5	0.89%	0.89%	35,947	-		2024-2025
Shapiro SMID Cap Equity	Y	0.99%	0.96%	33,037	-		2024-2025
Shapiro SMID Cap Equity	Investor	1.18%	1.17%	20,420	-		2024-2025
Shapiro SMID Cap Equity	A*	N/A	1.26%	982	-		2024-2025
Shapiro SMID Cap Equity	C*	N/A	2.01%	982	-		2024-2025
Shapiro SMID Cap Equity	R6*	N/A	0.90%	957	-		2024-2025

*	Class became effective on October 28, 2021 and commenced operations on October 29, 2021 (Note 1).

** These amounts represents Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

20

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Of the above amounts, $22,679 and $24,096 were disclosed as a Receivable for Expense Reimbursement on the Statements of Assets and Liabilities at December 31, 2021 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities	$169	$90,558	$54,198	2021-2022
Shapiro Equity Opportunities	-	158,760	-	2022-2023
Shapiro Equity Opportunities	-	93,703	-	2023-2024
Shapiro SMID Cap Equity	-	56,662	69,590	2021-2022
Shapiro SMID Cap Equity	-	145,928	-	2022-2023
Shapiro SMID Cap Equity	-	163,331	-	2023-2024

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2021, based on management’s evaluation of the shareholder account base, three accounts has been identified as representing an unaffiliated significant ownership of approximately 29% for the Shapiro Equity Opportunities Fund and one account has been identified as representing an affiliated significant ownership of approximately 21% for the Shapiro SMID Cap Equity Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of a Fund’s shares is based on its net asset value (“NAV”) per share. A Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds becomes a shareholder of that investment company. As a result, Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in its Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single stock may have a greater impact on the Funds’ NAV and total return when compared to other funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase the Funds’ volatility.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to experience a loss or difficulty in selling investments to meet redemption requests by shareholders and may increase a Fund’s

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

portfolio turnover, which will increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders,

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve is anticipated to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2021, the tax cost for each Fund and their respective gross unrealized appreciation

(depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$232,707,454	$35,477,063	$(2,573,083)	$32,903,980
Shapiro SMID Cap Equity	15,654,315	1,985,268	(822,867)	1,162,401

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at June 30, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of June 30, 2021, the Funds did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shapiro Equity Opportunities	$33,844,859	$30,795,656
Shapiro SMID Cap Equity	2,591,538	5,184,260

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2021 were as follows:

Fund	Type of Transaction	June 30, 2021 Shares/Fair Value	Purchases	Sales	December 31, 2021 Shares/Fair Value
Shapiro Equity Opportunities	Direct	$9,827,019	$41,018,766	$42,881,784	$7,964,001
Shapiro Equity Opportunities	Securities Lending	-	26,173,859	26,173,859	-
Shapiro SMID Cap Equity	Direct	172,284	5,482,348	5,500,123	154,509

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities,

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Shapiro SMID Cap Equity	$121,774	$-	$126,980	$126,980

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

The Funds did not have any securities on loan or hold any securities lending collateral as of the year ended December 31, 2021.

9.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

30

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2021, the Funds did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended December 31, 2021			Year Ended June 30, 2021
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount		Shares	Amount
Shares sold	38,622	$620,263		256,960	$3,957,915
Reinvestment of dividends	302,271	4,648,925		90,424	1,189,978
Shares redeemed	(21,309)	(340,080)		(344,969)	(5,474,114)

Net increase (decrease) in shares outstanding	319,584	$4,929,108		2,415	$(326,221)

	Y Class
	Six Months Ended December 31, 2021			Year Ended June 30, 2021
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount		Shares	Amount
Shares sold	1,845,846	$29,916,807		7,617,805	$115,368,852
Reinvestment of dividends	769,069	11,797,527		90,271	1,185,265
Shares redeemed	(1,189,719)	(19,060,579)		(472,852)	(6,693,705)

Net increase in shares outstanding	1,425,196	$22,653,755		7,235,224	$109,860,412

	Investor Class
	Six Months Ended December 31, 2021			Year Ended June 30, 2021
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount		Shares	Amount
Shares sold	146,246	$2,352,889		1,235,787	$19,309,593
Reinvestment of dividends	26,942	410,062		2,627	34,178
Shares redeemed	(924,831)	(14,756,521)		(123,519)	(1,956,819)

Net increase (decrease) in shares outstanding	(751,643)	$(11,993,570)		1,114,895	$17,386,952

	A Class
	October 28, 2021A to December 31, 2021
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount
Shares sold	6,215	$100,000	B
Reinvestment of dividends	441	6,688
Shares redeemed	-	-

Net increase in shares outstanding	6,656	$106,688

	C Class
	October 28, 2021A to December 31, 2021
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount
Shares sold	6,215	$100,000	B
Reinvestment of dividends	432	6,554
Shares redeemed	-	-

Net increase in shares outstanding	6,647	$106,554

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

	R5 Class
	Six Months Ended December 31, 2021				Year Ended June 30, 2021
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount		Shares	Amount
Shares sold	21,094		$278,974		100	$1,250
Reinvestment of dividends	36,390		436,307		3,195	33,221
Shares redeemed	(29,380)		(387,190)		(1,180)	(15,709)

Net increase in shares outstanding	28,104		$328,091		2,115	$18,762

	Y Class
	Six Months Ended December 31, 2021				Year Ended June 30, 2021
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount		Shares	Amount
Shares sold	17,910		$240,990		944,402	$11,828,025
Reinvestment of dividends	56,720		676,099		35	364
Shares redeemed	(285,085)		(3,662,162)		(316,017)	(4,281,798)

Net increase (decrease) in shares outstanding	(210,455)		$(2,745,073)		628,420	$7,546,591

	Investor Class
	Six Months Ended December 31, 2021				Year Ended June 30, 2021
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount		Shares	Amount
Shares sold	125,340		$1,587,437		176,586	$2,221,346
Reinvestment of dividends	34,880		410,537		1,321	13,557
Shares redeemed	(76,158)		(985,996)		(33,225)	(391,507)

Net increase in shares outstanding	84,062		$1,011,978		144,682	$1,843,396

	A Class
	October 28, 2021A to December 31, 2021
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount
Shares sold	7,491		$100,000	C
Reinvestment of dividends	-		-
Shares redeemed	-		-

Net increase in shares outstanding	7,491		$100,000

	C Class
	October 28, 2021A to December 31, 2021
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount
Shares sold	7,491		$100,000	C
Reinvestment of dividends	-	-	-
Shares redeemed	-		-

Net increase in shares outstanding	7,491		$100,000

	R6 Class
	October 28, 2021A to December 31, 2021
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares		Amount
Shares sold	7,369		$100,000	C
Reinvestment of dividends	-		-
Shares redeemed	-		-

Net increase in shares outstanding	7,369		$100,000

A	Class launched on October 28, 2021 and commenced operations on October 29, 2021 (Note 1).
B

Seed capital was received on October 28, 2021 in the amount of $100,000 for the A Class and $100,000 for the B Class. As a result, shares were issued in the amount of 6,215 for the A Class and 6,251 for the B Class.

[c]

Seed capital was received on October 28, 2021 in the amount of $100,000 for the A Class, $100,000 for the B Class, $100,000 for the R6 Class. As a result, shares were issued in the amount of 7,491 for the A Class, 7,491 for the B Class, and 7,369 for the R6 Class.

32

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

33

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,			September 12, 2017B to June 30,

	2021		2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$16.77		$9.44	$11.28	$11.29	$10.00

Income (loss) from investment operations:
Net investment income	0.08	C	0.12	0.14	0.11	0.02
Net gains (losses) on investments (both realized and unrealized)	0.05		7.49	(1.36)	0.16	1.29

Total income (loss) from investment operations	0.13		7.61	(1.22)	0.27	1.31

Less distributions:
Dividends from net investment income	(0.16)		(0.05)	(0.11)	(0.07)	(0.02)
Distributions from net realized gains	(0.92)		(0.23)	(0.51)	(0.21)	(0.00	)D

Total distributions	(1.08)		(0.28)	(0.62)	(0.28)	(0.02)

Net asset value, end of period	$15.82		$16.77	$9.44	$11.28	$11.29

Total returnE	0.99	%F	81.43%	(11.84)%	2.97%	13.07	%F

Ratios and supplemental data:
Net assets, end of period	$72,449,331		$71,421,117	$40,207,550	$52,917,588	$43,796,676
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.82	%G	0.86%	0.97%	0.98%	2.81	%G
Expenses, net of reimbursements and/or recoupments	0.79	%G	0.79%	0.79%	0.79%	0.79	%G
Net investment income (loss), before expense reimbursements and/or recoupments	1.00	%C G	0.82%	1.11%	0.80%	(1.53	)%G
Net investment income, net of reimbursements and/or recoupments	1.03	%C G	0.89%	1.29%	0.99%	0.49	%G
Portfolio turnover rate	13	%F	31%	59%	54%	9	%H

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes significant dividend payment from AT&T, Inc. amounting to $0.0144.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

34

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,			September 12, 2017A to June 30,

	2021		2021	2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$16.72		$9.43	$11.28	$11.30	$10.00

Income (loss) from investment operations:
Net investment income	0.07	B	0.06	0.12	0.10	0.03
Net gains (losses) on investments (both realized and unrealized)	0.06		7.51	(1.35)	0.16	1.29

Total income (loss) from investment operations	0.13		7.57	(1.23)	0.26	1.32

Less distributions:
Dividends from net investment income	(0.15)		(0.05)	(0.11)	(0.07)	(0.02)
Distributions from net realized gains	(0.92)		(0.23)	(0.51)	(0.21)	(0.00	)C

Total distributions	(1.07)		(0.28)	(0.62)	(0.28)	(0.02)

Net asset value, end of period	$15.78		$16.72	$9.43	$11.28	$11.30

Total returnD	0.99	%E	81.09%	(11.92)%	2.88%	13.17	%E

Ratios and supplemental data:
Net assets, end of period	$187,235,540		$174,605,529	$30,239,629	$35,505,884	$26,419,367
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.91	%F	0.95%	1.09%	1.06%	2.77	%F
Expenses, net of reimbursements and/or recoupments	0.89	%F	0.89%	0.89%	0.89%	0.89	%F
Net investment income (loss), before expense reimbursements	0.91	%B F	0.77%	0.99%	0.77%	(0.79	)%F
Net investment income, net of reimbursements and/or recoupments	0.93	%B F	0.83%	1.19%	0.94%	1.09	%F
Portfolio turnover rate	13	%E	31%	59%	54%	9	%G

A	Commencement of operations.
B	Net investment income includes significant dividend payment from AT&T, Inc. amounting to $0.0139.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

35

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2021		Year Ended June 30,			September 12, 2017A to June 30, 2018
			2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$16.56		$9.35	$11.20	$11.25	$10.00

Income (loss) from investment operations:
Net investment income	0.13	B	0.08	0.08	0.07	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.01)		7.41	(1.34)	0.16	1.25

Total income (loss) from investment operations	0.12		7.49	(1.26)	0.23	1.27

Less distributions:
Dividends from net investment income	(0.11)		(0.05)	(0.08)	(0.07)	(0.02)
Distributions from net realized gains	(0.92)		(0.23)	(0.51)	(0.21)	–	C

Total distributions	(1.03)		(0.28)	(0.59)	(0.28)	(0.02)

Net asset value, end of period	$15.65		$16.56	$9.35	$11.20	$11.25

Total returnD	0.90	%E	80.85%	(12.20)%	2.62%	12.67	%E

Ratios and supplemental data:
Net assets, end of period	$6,221,521		$19,032,563	$320,828	$736,220	$180,767
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.19	%F	1.26%	2.20%	2.57%	4.88	%F
Expenses, net of reimbursements and/or recoupments	1.06	%F	1.06%	1.17%	1.17%	1.17	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.53	%B F	0.57%	(0.11)%	(0.74)%	(3.54	)%F
Net investment income, net of reimbursements and/or recoupments	0.66	%B F	0.77%	0.92%	0.66%	0.17	%F
Portfolio turnover rate	13	%E	31%	59%	54%	9	%G

A	Commencement of operations.
B	Net investment income includes significant dividend payment from AT&T amounting to $0.0187.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

36

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	October 28, 2021A to December 31, 2021

	(unaudited)
Net asset value, beginning of period	$16.09

Income from investment operations:
Net investment income	0.03
Net gains on investments (both realized and unrealized)	0.55

Total income from investment operations	0.58

Less distributions:
Dividends from net investment income	(0.15)
Distributions from net realized gains	(0.92)

Total distributions	(1.07)

Net asset value, end of period	$15.60

Total returnB	3.83	%C

Ratios and supplemental data:
Net assets, end of period	$103,850
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.54	%D
Expenses, net of reimbursements and/or recoupments	1.12	%D
Net investment (loss), before expense reimbursements and/or recoupments	(3.51	)%D
Net investment income, net of reimbursements and/or recoupments	0.91	%D
Portfolio turnover rate	13	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 28, 2021 through December 31, 2021 and is not annualized.

See accompanying notes

37

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	October 28, 2021A to December 31, 2021
	(unaudited)
Net asset value, beginning of period	$16.09

Income from investment operations:
Net investment income	0.01
Net gains on investments (both realized and unrealized)	0.55

Total income from investment operations	0.56

Less distributions:
Dividends from net investment income	(0.13)
Distributions from net realized gains	(0.92)

Total distributions	(1.05)

Net asset value, end of period	$15.60

Total returnB	3.69	%C

Ratios and supplemental data:
Net assets, end of period	$103,714
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	6.30	%D
Expenses, net of reimbursements and/or recoupments	1.87	%D
Net investment (loss), before expense reimbursements and/or recoupments	(4.26	)%D
Net investment income, net of reimbursements and/or recoupments	0.17	%D
Portfolio turnover rate	13	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 28, 2021 through December 31, 2021 and is not annualized.

See accompanying notes

38

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,				September 12, 2017B to June 30,

	2021		2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$13.69		$7.62		$9.72	$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.20	C	0.07	D	0.04	0.05	0.01
Net gains (losses) on investments (both realized and unrealized)	0.00	E	6.13		(1.46)	(0.97)	1.38

Total income (loss) from investment operations	0.20		6.20		(1.42)	(0.92)	1.39

Less distributions:
Dividends from net investment income	(0.26)		(0.00	)E	(0.05)	(0.04)	-
Distributions from net realized gains	(1.31)		(0.13)		(0.63)	(0.71)	-

Total distributions	(1.57)		(0.13)		(0.68)	(0.75)	-

Net asset value, end of period	$12.32		$13.69		$7.62	$9.72	$11.39

Total returnF	1.77	%G	81.91%		(16.09)%	(6.67)%	13.90	%G

Ratios and supplemental data:
Net assets, end of period	$7,286,313		$7,711,085		$4,276,389	$5,293,291	$5,124,948
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%H	2.24%		3.22%	2.84%	4.32	%H
Expenses, net of reimbursements and/or recoupmentsI	0.89	%H	0.89%		0.90%	0.89%	0.89	%H
Net investment income (loss), before expense reimbursements and/or recoupments	1.97	%C H	(0.71)%		(1.84)%	(1.47)%	(3.34	)%H
Net investment income, net of reimbursements and/or recoupments	2.92	%C H	0.64%		0.48%	0.48%	0.08	%H
Portfolio turnover rate	15	%G	64%		48%	56%	22	%J

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes significant dividend payments from Cadence Bancorp. and Ecovyst, Inc. amounting to $0.1818.
D	Net investment income includes significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0223.
E	Amount represents less than $0.01 per share.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
J	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.

See accompanying notes

39

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,				September 12, 2017A to June 30,

	2021		2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$13.63		$7.60		$9.71	$11.39	$10.00

Income (loss) from investment operations:
Net investment income	0.26	B	0.04	C D	0.05	0.04	0.01
Net gains (losses) on investments (both realized and unrealized)	(0.07)		6.12		(1.48)	(0.97)	1.38

Total income (loss) from investment operations	0.19		6.16		(1.43)	(0.93)	1.39

Less distributions:
Dividends from net investment income	(0.26)		(0.00	)E	(0.05)	(0.04)	-
Distributions from net realized gains	(1.31)		(0.13)		(0.63)	(0.71)	-

Total distributions	(1.57)		(0.13)		(0.68)	(0.75)	-

Net asset value, end of period	$12.25		$13.63		$7.60	$9.71	$11.39

Total returnF	1.70	%G	81.60%		(16.21)%	(6.76)%	13.90	%G

Ratios and supplemental data:
Net assets, end of period	$5,290,313		$8,753,769		$104,553	$398,161	$215,795
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.93	%H	2.21%		3.33%	2.87%	5.69	%H
Expenses, net of reimbursements and/or recoupmentsI	0.98	%H K	0.99%		1.00%	0.99%	0.99	%H
Net investment income (loss), before expense reimbursements and/or recoupments	2.28	%B H	(0.94)%		(1.91)%	(1.47)%	(4.47	)%H
Net investment income, net of reimbursements and/or recoupments	3.23	%B H	0.28%		0.42%	0.41%	0.22	%H
Portfolio turnover rate	15	%G	64%		48%	56%	22	%J

A	Commencement of operations.
B	Net investment income includes significant dividend payments from Cadence Bancorp. and Ecovyst, Inc. amounting to $0.2120.
C	Net investment income includes significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0412.
D	Per share amounts have been calculated using the average shares method.
E	Amount is less than $0.01 per share.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
J	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.
K	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on October 31, 2021.

See accompanying notes

40

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,				September 12, 2017A to June 30,

	2021		2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$13.48		$7.53		$9.65	$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	B	0.05	C	0.01	0.04	(0.01)
Net gains (losses) on investments (both realized and unrealized)	(0.02)		6.03		(1.45)	(1.00)	1.37

Total income (loss) from investment operations	0.18		6.08		(1.44)	(0.96)	1.36

Less distributions:
Dividends from net investment income	(0.26)		(0.00	)D	(0.05)	(0.04)	-
Distributions from net realized gains	(1.31)		(0.13)		(0.63)	(0.71)	-

Total distributions	(1.57)		(0.13)		(0.68)	(0.75)	-

Net asset value, end of period	$12.09		$13.48		$7.53	$9.65	$11.36

Total returnE	1.64	%F	81.29%		(16.43)%	(7.06)%	13.60	%F

Ratios and supplemental data:
Net assets, end of period	$4,233,402		$3,586,842		$913,709	$1,119,472	$352,882
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.25	%G	2.59%		3.86%	3.87%	6.12	%G
Expenses, net of reimbursements and/or recoupmentsH	1.18	%G J	1.20%		1.28%	1.27%	1.27	%G
Net investment income (loss), before expense reimbursements and/or recoupments	1.53	%B G	(1.14)%		(2.49)%	(2.44)%	(5.09	)%G
Net investment income (loss), net of reimbursements and/or recoupments	2.60	%B G	0.25%		0.09%	0.16%	(0.24	)%G
Portfolio turnover rate	15	%F	64%		48%	56%	22	%I

A	Commencement of operations.
B	Net investment income includes significant dividend payments from Cadence Bancorp. and Ecovyst, Inc. amounting to $0.1760.
C	Net investment income includes significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0339.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Portfolio turnover rate is for the period from September 12, 2017 through June 30, 2018 and is not annualized.
J	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on October 31, 2021.

See accompanying notes

41

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	October 28, 2021A to December 31, 2021

	(unaudited)
Net asset value, beginning of period	$13.35

Income from investment operations:
Net investment income	0.00	B
Net gains on investments (both realized and unrealized)	0.30

Total income from investment operations	0.30

Less distributions:
Dividends from net investment income	(0.26)
Distributions from net realized gains	(1.31)

Total distributions	(1.57)

Net asset value, end of period	$12.08

Total return[c]	2.56	%D

Ratios and supplemental data:
Net assets, end of period	$90,522
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	6.85	%E
Expenses, net of reimbursements and/or recoupments	1.26	%E
Net investment (loss), before expense reimbursements and/or recoupments	(5.45	)%E
Net investment income, net of reimbursements and/or recoupments	0.14	%E
Portfolio turnover rate	15	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from October 28, 2021 through December 31, 2021 and is not annualized.

See accompanying notes

42

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	October 28, 2021A to December 31, 2021

	(unaudited)
Net asset value, beginning of period	$13.35

Income (loss) from investment operations:
Net investment (loss)	(0.01)
Net gains on investments (both realized and unrealized)	0.30

Total income from investment operations	0.29

Less distributions:
Dividends from net investment income	(0.26)
Distributions from net realized gains	(1.31)

Total distributions	(1.57)

Net asset value, end of period	$12.07

Total returnB	2.46	%C

Ratios and supplemental data:
Net assets, end of period	$90,410
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	7.60	%D
Expenses, net of reimbursements and/or recoupments	2.01	%D
Net investment (loss), before expense reimbursements	(6.20	)%D
Net investment (loss), net of reimbursements	(0.61	)%D
Portfolio turnover rate	15	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 28, 2021 through December 31, 2021 and is not annualized.

See accompanying notes

43

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	October 28, 2021A to December 31, 2021

	(unaudited)
Net asset value, beginning of period	$13.57

Income from investment operations:
Net investment income	0.01
Net gains on investments (both realized and unrealized)	0.31

Total income from investment operations	0.32

Less distributions:
Dividends from net investment income	(0.26)
Distributions from net realized gains	(1.31)

Total distributions	(1.57)

Net asset value, end of period	$12.32

Total returnB	2.67	%C

Ratios and supplemental data:
Net assets, end of period	$90,782
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	6.35	%D
Expenses, net of reimbursements and/or recoupments	0.90	%D
Net investment (loss), before expense reimbursements	(4.95	)%D
Net investment income, net of reimbursements and/or recoupments	0.50	%D
Portfolio turnover rate	15	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 28, 2021 through December 31, 2021 and is not annualized.

See accompanying notes

44

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 12/21

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

December 31, 2021

SSI ALTERNATIVE INCOME FUND

TWENTYFOUR STRATEGIC INCOME FUND

TWENTYFOUR SUSTAINABLE SHORT TERM BOND FUND

SSI_TwentyFour 1221

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SSI ALTERNATIVE INCOME FUND

The use of fixed-income securities, including convertible securities, entails interest rate and credit risks. In addition, the value of a convertible security could fluctuate based on the value of the underlying stock. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The Fund’s investments in high-yield securities, including restricted securities and floating rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TWENTYFOUR STRATEGIC INCOME FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The Fund’s investments in debt securities entail interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investments in high- yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. United Kingdom securities are subject to continued uncertainty and instability arising from the United Kingdom’s departure from the European Union. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TWENTYFOUR SUSTAINABLE SHORT TERM BOND FUND

The Fund’s investments in debt securities entail interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in high-yield securities (commonly referred to as “junk bonds”) is subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in derivative instruments, including forwards, futures, options, swaps and other instruments, involves liquidity, credit, interest rate and market risks and in some cases the addition of financial leverage, which can magnify these risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Financial sector companies are heavily regulated and particularly sensitive to interest rate fluctuations. To the extent the Fund invests more heavily in a particular country or geographic region, its performance will be sensitive to factors affecting that country or region. United Kingdom securities are subject to continued uncertainty and instability arising from the United Kingdom’s departure from the European Union. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

As Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Someone’s sitting in the shade today because someone planted a tree a long time ago.”

That is to say, before we can enjoy the fruits of our labor, we must first devote our attention to the careful planning and cultivation of our estates. To achieve a strong yield requires time, diligence and patience – and there are no guarantees the seeds we plant today will thrive or result in a plentiful harvest. This can be said not only about the actions we undertake in our gardening or landscaping, but also those we initiate in our investment portfolios – especially as we take into account the potential for harm caused by natural disasters and other catastrophes, such as the COVID-19 pandemic.

Because none of us – not even the Oracle of Omaha – has a crystal ball, to help give your investment portfolio the greatest chance for success over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. With continuous nurturing, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for entrusting your financial success with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2021 (Unaudited)

The Investor Class of the American Beacon SSI Alternative Income Fund (the “Fund”) returned 0.94% for the six-month period ending December 31, 2021, outperforming the ICE BofA U.S. 3-Month Treasury Bill Index return of 0.02% for the same period.

Total Returns for the Period ended December 31, 2021

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception 05/25/2012
R5 Class (1,2,4)	SSIJX	1.14%	4.04%	6.96%	5.13%	3.39%
Y Class (1,4)	PSCIX	1.04%	3.93%	6.87%	5.08%	3.36%
Investor Class (1,4)	PSCAX	0.94%	3.64%	6.61%	4.80%	3.12%

ICE BofA U.S. 3-Month Treasury Bill Index (3)		0.02%	0.05%	0.99%	1.14%	0.65%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016 and 2019 through 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Y Class of the Fund was waived from Fund inception to 2014, recovered in 2015, and waived in 2016 and 2019 through 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

2.

Fund performance for the three-year, five-year and since inception periods represents the total returns achieved by the Y Class from 5/25/2012 up to 5/17/2019, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Y Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 5/25/2012. A portion of fees charged to the R5 Class of the Fund has been waived since R5 Class inception (May 17, 2019). Performance prior to waiving fees was lower than actual returns shown.

3.

ICE BofA U.S. 3-Month Treasury Bill Index is an index of U.S. Treasury securities maturing in less than 3 months that assumes reinvestment of all income and is intended to track the daily performance of 3-month U.S. Treasury bills. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, and Investor Class shares were 4.92%, 2.34%, and 2.99%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s returns for the period were generally consistent with the higher-rated segments of the high-yield bond market. Investment Grade and Government bonds produced the lowest results during the period as they were adversely affected by rising interest rates at the short end of the yield curve and narrow credit spreads. The Fund’s strategy, however, held a sufficiently low duration to mitigate the impact of rising rates and generated enough income to perform near the high-yield segments of the bond market.

Despite a brief interruption from the new Covid Omicron variant in November, risk markets continued along their bullish path through year end, although market volatility increased relative to earlier in the year. Convertible spreads widened on the volatility, especially for technology companies with high growth rates and valuations, and interest rate markets began to discount sooner-than-expected rate hikes from the Federal Reserve Bank. However, higher volatility also allowed the Fund’s hedged-convertible strategy to produce more income from its option positions and created trading opportunities for hedge-ratio adjustments. Additionally, rate hikes in early 2022 would likely lead to higher income from the Fund’s equity hedge positions as they respond to the Federal Funds Rate.

Overall, convertible valuations ended the period at reasonable levels compared to historical trends. New convertible issuance was strong during the period as companies accessed the issuer-friendly bond market, and secondary trading following the new issues expanded the opportunity set of convertible offerings.

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2021 (Unaudited)

The Fund’s returns were diversified across holdings with no individual position having a significant impact on performance. Financials, Information Technology, and Health Care were the largest sector exposures in the Fund and continue to offer attractive risk-adjusted returns. New purchases in the Fund were focused on convertibles with reasonable valuations, appealing yields, and significant underlying equity volatility. Overall, income remained a primary driver of return.

The Fund seeks to offer positive absolute returns regardless of the market environment by purchasing convertible bonds and convertible preferred stocks and hedging the underlying equity exposure. The sources of return include coupon income from the long convertible positions, interest income from the short positions, capital gains from convertibles moving toward fair value, and net capital gains from hedge ratio trading profits created by stock price volatility. This team-based process has remained consistent since the strategy’s inception.

Top Ten Holdings (% Net Assets)
MFA Financial, Inc., 6.250%, Due 6/15/2024		1.7
PennyMac Corp., 5.500%, Due 11/1/2024		1.7
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023		1.5
Granite Point Mortgage Trust, Inc., 5.625%, Due 12/1/2022		1.2
MGIC Investment Corp., 9.000%, Due 4/1/2063		1.2
Vocera Communications, Inc., 0.500%, Due 9/15/2026		1.2
Fluor Corp.		1.0
Magnite, Inc., 0.250%, Due 3/15/2026		1.0
Centennial Resource Production LLC, 3.250%, Due 4/1/2028		0.9
New York Community Capital Trust, 6.000%, Due 11/1/2051		0.9

Total Fund Holdings	138

Industry Allocation (% Equities)
Mortgage Real Estate Investment Trusts (REITs)		34.1
Diversified Financial Services		12.0
Construction & Engineering		9.9
Equity Real Estate Investment Trusts (REITs)		8.6
Technology Hardware, Storage & Peripherals		7.1
Chemicals		6.4
Food Products		4.8
Electric Utilities		4.2
Capital Markets		3.8
Exchange-Traded Instruments		3.3
Professional Services		3.3
Machinery		2.5

American Beacon SSI Alternative Income FundSM

Performance Overview

December 31, 2021 (Unaudited)

Industry Allocation (% Fixed Income)
REITS	16.1
Software	15.1
Biotechnology	7.9
Internet	7.2
Diversified Financial Services	6.1
Commercial Services	5.2
Energy - Alternate Sources	3.4
Leisure Time	3.4
Computers	3.1
Pharmaceuticals	2.7
Oil & Gas	2.4
Electronics	2.3
Health Care - Products	2.1
Media	1.9
Retail	1.9
Insurance	1.8
Pipelines	1.7
Transportation	1.7
Food	1.6
Real Estate	1.6
Electric	1.4
Home Builders	1.1
Lodging	1.1
Semiconductors	1.0
Trucking & Leasing	0.9
Aerospace/Defense	0.8
Auto Parts & Equipment	0.8
Machinery - Construction & Mining	0.8
Chemicals	0.7
Airlines	0.6
Auto Manufacturers	0.6
Telecommunications	0.6
Building Materials	0.4

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2021 (Unaudited)

The Investor Class of the American Beacon TwentyFour Strategic Income Fund (the “Fund”) returned -0.41% for the six-month period ended December 31, 2021, underperforming the Bloomberg Global Aggregate Index (Hedged to USD) (the “Index”) return of 0.13%.

Total Returns for the Period ended December 31, 2021

	Ticker	6 Months*	1 Year	3 Year	Since Inception 04/03/2017
R5 Class (1,5)	TFGIX	(0.15)%	2.45%	7.41%	5.87%
Y Class (1,5)	TFGYX	(0.15)%	2.55%	7.39%	5.82%
Investor Class (1,5)	TFGPX	(0.41)%	2.02%	7.05%	5.49%
A Class without Sales Charge (1,2,5)	TFSAX	(0.26)%	2.21%	7.10%	5.65%
A Class with Sales Charge (1,2,5)	TFSAX	(3.97)%	(1.63)%	5.76%	4.81%
C Class without Sales Charge (1,3,5)	TFGCX	(0.66)%	1.46%	6.31%	5.12%
C Class with Sales Charge (1,3,5)	TFGCX	(1.66)%	0.46%	6.31%	5.12%

Bloomberg Global Aggregate Index (Hedged to USD) (4)		0.13%	(1.39)%	4.06%	3.48%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index (4)		0.06%	0.17%	1.28%	1.43%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

Fund performance for the since inception period represents the total returns achieved by the R5 Class from 4/3/2017 up to 10/29/2018, the inception date of the A Class. Expenses of the A Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/3/2017. A Class shares have a maximum sales charge of 3.75%.

3.

Fund performance for the since inception period represents the total returns achieved by the R5 Class from 4/03/2017 up to 10/29/2018, the inception date of the C Class. Expenses of the C Class are higher than those of the R5 Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/03/2017. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument. The Bloomberg Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers and hedged back to U.S. Dollars (USD). Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.02%, 1.10%, 1.43%, 1.35%, and 2.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed during the period as short-term interest rates rose across several countries given persistent inflation and increasingly restrictive monetary policies. While the Fund’s duration was very short, which would typically protect it from rising rates, short-term yields rose during the period while longer-term yields were relatively flat. As such, the Fund’s holdings were more directly impacted by the rising rates. Ultimately, the entire yield curve, in the U.S. and many other countries, is expected to rise, although different maturity segments can move at different times.

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2021 (Unaudited)

In addition, the Fund was adversely affected by exposures to the Chinese real estate market, which suffered a correction, and Ukraine, which lagged following Russian aggression at its border. At period end, the Fund held 2.3% exposure to China and 0.6% to Ukraine. Total emerging market exposure approximated 11%.

On a positive note, the Fund saw outperformance from its high-yield allocations. Collateralized Loan Obligations performed well given their floating-rate coupons. Subordinated issues in the Financial sector performed well given strong credit markets, minimal loan losses, steeper yield curves. Short-dated high-yield holdings were somewhat protected from rising Treasury yields. By contrast, investment-grade returns were generally in line with Treasuries given the narrow-spread environment. All foreign currency exposures were hedged back to the U.S. dollar throughout the period.

Despite a brief interruption from the new Covid Omicron variant in November, risk markets continued to rally through year end. Short-dated Treasury yields rose, and only the highest-yielding segments of the bond market produced enough income to offset the negative effects of rising rates. U.S. equity markets ended the year on a high note, which benefitted the credit sectors, and the Federal Reserve Bank solidified its resolve to remove monetary policy accommodation. At period end, markets were expecting the Federal Reserve Bank’s first interest rate hike in March 2022.

In anticipation of rising interest rates, the Fund reduced its duration during the period, from 3.3 years to 2.3 years, leaving it notably short of the Index duration of 7.5 years. In addition to reducing maturities and holding floating-rate securities, the Fund entered into an interest-rate swap transaction to help lower its overall duration profile without having to trade as many securities.

Despite its lower duration, the Fund ended the period with a materially higher current yield, 4.7%, than that of the Index, which was only 1.3%. The Fund’s higher yield and lower duration reflect a cautious outlook for interest rates and a highly constructive outlook for the credit markets as the rate-hiking cycle begins.

The sub-advisor’s investment process incorporates top-down asset allocation and duration management with rigorous bottom-up credit analysis in a highly flexible approach that seeks to take advantage of prevailing market conditions. This team-based process has remained consistent since the Fund’s inception.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 0.125%, Due 5/31/2023		6.6
U.S. Treasury Notes/Bonds, 0.125%, Due 4/30/2023		3.3
U.S. Treasury Notes/Bonds, 0.125%, Due 11/30/2022		2.4
Nationwide Building Society, 10.250%, Due 12/31/2999, Series CCDS		1.2
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)		1.2
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)		1.1
Banco Bilbao Vizcaya Argentaria SA, 6.125%, Due 11/16/2027, (5-Yr. Semi-Annual USD Swap + 3.870%)		1.0
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5-Yr. UK Government Bond + 4.169%)		1.0
Banco de Sabadell SA, 5.750%, Due 3/15/2026, (5-Yr. Annual EUR Swap + 6.198%)		0.9
OSB Group PLC, 6.000%, Due 10/7/2026, (5-Yr. UK Government Bond + 5.393%)		0.8

Total Fund Holdings	261

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2021 (Unaudited)

Industry Allocation (% Fixed Income)
Banks	22.2
U.S. Treasury Obligations	12.7
Asset-Backed Obligations	12.4
Insurance	8.7
Diversified Financial Services	6.0
Telecommunications	4.0
Savings & Loans	3.7
Real Estate	3.3
Chemicals	2.8
Commercial Services	2.2
Retail	2.1
Auto Parts & Equipment	1.6
Lodging	1.4
Oil & Gas	1.3
Food	1.2
Home Builders	1.2
Pharmaceuticals	1.2
Pipelines	1.1
Airlines	1.0
Building Materials	0.9
Media	0.8
Packaging & Containers	0.8
Transportation	0.8
Agriculture	0.6
Aerospace/Defense	0.5
Entertainment	0.5
Foreign Sovereign Obligations	0.5
Trucking & Leasing	0.5
Water	0.5
Distribution/Wholesale	0.4
Auto Manufacturers	0.3
Coal	0.3
Cosmetics/Personal Care	0.3
Electric	0.3
Energy - Alternate Sources	0.3
Leisure Time	0.3
Machinery - Diversified	0.3
Environmental Control	0.2
Health Care - Products	0.2
Software	0.2
Hand/Machine Tools	0.1

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2021 (Unaudited)

Country Allocation (% Investments)
United States	25.1
United Kingdom	22.6
Ireland	10.4
Netherlands	5.4
Spain	4.8
France	4.7
China/Hong Kong	4.3
Italy	4.3
Mexico	2.7
Switzerland	2.1
Sweden	2.0
Germany	1.7
Canada	1.4
United Arab Emirates	1.1
Austria	1.0
Cayman Islands	1.0
Chile	0.9
Kuwait	0.6
Ukraine	0.6
Denmark	0.5
Republic of Mauritius	0.5
Australia	0.4
British Virgin Islands	0.4
India	0.4
Japan	0.4
Romania	0.3
Brazil	0.2
Belgium	0.1
Morocco	0.1

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Performance Overview

December 31, 2021 (Unaudited)

The Y Class of the American Beacon TwentyFour Sustainable Short Term Bond Fund (the “Fund”) returned -0.43% for the six-month period ended December 31, 2021, while the ICE BofA 1-3 Year U.S. Corporate Index (the “Index”) returned -0.37% for the same period.

Total Returns for the Period ended December 31, 2021

	Ticker	6 Months*	1 Year	Since Inception 02/19/2020
Y Class (1,5)	TFBYX	(0.43)%	0.70%	1.84%
A Class without Sales Charge (1,2,5)	TFBAX	(0.66)%	0.27%	1.50%
A Class with Sales Charge (1,2,5)	TFBAX	(3.18)%	(2.26)%	0.12%
C Class without Sales Charge (1,3,5)	TFBCX	(1.02)%	(0.49)%	0.72%
C Class with Sales Charge (1,3,5)	TFBCX	(2.02)%	(1.49)%	0.72%
R6 Class (1,5)	TFBRX	(0.42)%	0.71%	1.95%

ICE BofA 1-3 Yr U.S. Corporate Bond Index (4)		(0.37)%	(0.01)%	1.85%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	A Class shares have a maximum sales charge of 2.50%.

3.	The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

The ICE BofA 1-3 Year U.S. Corporate Index is an unmanaged index that tracks the performance of the U.S. dollar-denominated investment-grade public debt issued in the U.S. domestic bond market. Qualifying bonds must have at least one year but less than three years remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $150 million. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Y, A, C, and R6 Class shares were 1.46%, 1.76%, 2.51%, and 1.36%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s return, net of fees, was slightly below that of the Index reflecting a rising interest rate environment and outperformance from the higher-yielding, lower-duration holdings in the portfolio. Investment-grade credit returns were generally in line with Treasuries during the period given the narrow-spread environment. Overall, the Fund’s weighted-average credit quality remained investment grade at period-end.

Despite a brief interruption from the new Covid Omicron variant in November, risk markets continued along their bullish path through year end. As a result, the 2-year Treasury yield rose from 0.25% to 1.00% leading to negative returns for the Fund and the Index. Only the highest-yielding segments of the bond market produced enough income to offset the negative effects of rising interest rates. U.S. equity markets ended the year on a high note, which benefitted the credit sectors, and the Federal Reserve Bank solidified its resolve to remove monetary policy accommodation. At period end, markets were expecting the Federal Reserve Bank’s first interest rate hike in March 2022.

Anticipating the rise in rates, the Fund reduced its duration during the period from approximately 2.1 to 1.5 years, leaving it slightly short of the Index, by reducing maturities and retaining floating-rate securities. In the process, the Fund maintained its overweight position in the Financial sector, including Banking, Insurance, and Savings and Loans, which generally performed well given strong credit markets, minimal loan losses, and rising short-term rates.

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Performance Overview

December 31, 2021 (Unaudited)

To protect the Fund from potentially volatile markets as global central banks pivot toward a more restrictive monetary policy, the Fund increased its allocation to government bonds from under 5% to approximately 20% and reduced its high-yield allocation slightly. Most of the government holdings were short-dated U.S. Treasuries; however, a portion was invested in U.K. Gilts given their attractive relative value, adjusted for currency hedging. All foreign currency exposures were hedged back to the U.S. dollar throughout the period.

In such a low-yielding environment, the Fund’s challenge is to generate income while protecting its investments from market volatility. The sub-advisor’s investment process incorporates top-down asset allocation with rigorous bottom-up credit analysis in a highly flexible approach that seeks to take advantage of prevailing market conditions. This team-based process has remained consistent since the strategy’s inception.

Top Ten Holdings (% Net Assets)
U.S. Treasury Bill, 0.056%, Due 3/31/2022		17.2
Ripon Mortgages PLC, 1.614%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)		3.8
Harben Finance PLC, 1.914%, Due 8/20/2056, 2017-1X D, (3-mo. GBP LIBOR + 1.800%)		2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025		2.5
Nationwide Building Society, 5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)		2.3
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)		2.2
U.S. Treasury Bill, 0.015%, Due 2/3/2022		2.0
Phoenix Group Holdings PLC, 6.625%, Due 12/18/2025		1.9
Credit Agricole SA, 7.375%, Due 12/18/2023		1.8
Mizuho Financial Group, Inc., 4.353%, Due 10/20/2025		1.7

Total Fund Holdings	55

Sector Allocation (% Fixed Income)
Financial		46.9
U.S. Treasury Obligations		20.0
Communications		7.4
Collateralized Mortgage Obligations		6.6
Consumer, Cyclical		5.2
Utilities		5.1
Industrial		2.9
Technology		2.6
Consumer, Non-Cyclical		2.2
Foreign Sovereign Obligations		1.1

Industry Allocation (% Fixed Income)
Insurance		23.4
U.S. Treasury Obligations		20.0
Banks		16.6
Telecommunications		7.4
Collateralized Mortgage Obligations		6.6
Electric		3.9
Savings & Loans		3.6
Distribution/Wholesale		2.8
Software		2.6
Real Estate		2.1
Hand/Machine Tools		1.7
Food		1.4
Entertainment		1.3
Auto Parts & Equipment		1.2
Gas		1.2
REITS		1.2
Foreign Sovereign Obligations		1.1
Transportation		1.1
Health Care - Services		0.8

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Performance Overview

December 31, 2021 (Unaudited)

Country Allocation (% Investments)
United Kingdom	52.0
United States	27.6
France	4.2
Germany	2.7
Australia	2.3
Netherlands	2.1
Japan	1.8
Ireland	1.7
Spain	1.7
Austria	1.0
Italy	1.0
Norway	1.0
Sweden	0.9

American Beacon FundsSM

Expense Examples

December 31, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2021 (Unaudited)

American Beacon SSI Alternative Income Fund

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period 7/1/2021-12/31/2021*
R5 Class
Actual	$1,000.00	$1,011.40	$9.38
Hypothetical**	$1,000.00	$1,015.88	$9.40
Y Class
Actual	$1,000.00	$1,010.40	$9.73
Hypothetical**	$1,000.00	$1,015.53	$9.75
Investor Class
Actual	$1,000.00	$1,009.40	$10.99
Hypothetical**	$1,000.00	$1,014.27	$11.02

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.85%, 1.92%, and 2.17% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon TwentyFour Strategic Income Fund

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period 7/1/2021-12/31/2021*
R5 Class
Actual	$1,000.00	$998.50	$3.63
Hypothetical**	$1,000.00	$1,021.58	$3.67
Y Class
Actual	$1,000.00	$998.50	$4.03
Hypothetical**	$1,000.00	$1,021.17	$4.08
Investor Class
Actual	$1,000.00	$995.90	$5.48
Hypothetical**	$1,000.00	$1,019.71	$5.55
A Class
Actual	$1,000.00	$997.40	$5.03
Hypothetical**	$1,000.00	$1,020.16	$5.09
C Class
Actual	$1,000.00	$993.40	$9.19
Hypothetical**	$1,000.00	$1,015.98	$9.30

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.80%, 1.09%, 1.00%, and 1.83% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon TwentyFour Sustainable Short Term Bond Fund

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period 7/1/2021-12/31/2021*
Y Class
Actual	$1,000.00	$995.70	$2.87
Hypothetical**	$1,000.00	$1,022.33	$2.91
A Class
Actual	$1,000.00	$993.40	$4.37
Hypothetical**	$1,000.00	$1,020.82	$4.43
C Class
Actual	$1,000.00	$989.80	$8.12
Hypothetical**	$1,000.00	$1,017.04	$8.24
R6 Class
Actual	$1,000.00	$995.80	$2.36
Hypothetical**	$1,000.00	$1,022.84	$2.40

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.57%, 0.87%, 1.62%, and 0.47% for the Y, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG - 98.59%

CONVERTIBLE PREFERRED STOCKS - 6.56%

Consumer Staples - 0.50%

Food Products - 0.50%
Bunge Ltd.A	6,113	$773,600

Financials - 0.83%

Capital Markets - 0.40%
Cowen, Inc., Series AA	430	618,576

Diversified Financial Services - 0.43%
Ready Capital Corp., 7.000%, Due 08/15/2023	24,242	651,867

Total Financials		1,270,443

Industrials - 1.65%

Construction & Engineering - 1.04%
Fluor Corp.A B	1,210	1,595,264

Machinery - 0.26%
RBC Bearings, Inc., Series A, 5.000%, Due 10/15/2024	3,847	401,704

Professional Services - 0.35%
Clarivate PLC, Series A, 5.250%, Due 06/1/2024	5,950	537,225

Total Industrials		2,534,193

Information Technology - 0.74%

Technology Hardware, Storage & Peripherals - 0.74%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A	767	1,141,066

Materials - 0.67%

Chemicals - 0.67%
Lyondellbasell Advanced Polymers, Inc.A	1,026	1,024,974

Real Estate - 1.73%

Diversified Financial Services - 0.83%
AMG Capital Trust, 5.150%, Due 10/15/2037C	22,109	1,271,931

Equity Real Estate Investment Trusts (REITs) - 0.90%
New York Community Capital Trust, 6.000%, Due 11/1/2051	26,325	1,386,110

Total Real Estate		2,658,041

Utilities - 0.44%

Electric Utilities - 0.44%
Algonquin Power & Utilities Corp., 7.750%, Due 06/15/2024	14,183	670,005

Total Convertible Preferred Stocks (Cost $9,229,796)		10,072,322

PREFERRED STOCKS - 3.57%

Financials - 3.57%

Mortgage Real Estate Investment Trusts (REITs) - 3.57%
AGNC Investment Corp., Series F, 6.125%, (3-mo. USD LIBOR + 4.697%)A D	27,357	691,038
Arbor Realty Trust, Inc., Series F, 6.250%, (SOFR + 5.440%)A D	23,081	586,488
Chimera Investment Corp., Series B, 8.000%, (3-mo. USD LIBOR + 5.791%)A D	31,683	809,501
Granite Point Mortgage Trust, Inc., Series A, 7.000%, (SOFR + 5.830%)A D	15,427	394,160
MFA Financial, Inc., Series C , 6.500%, (3-mo. USD LIBOR + 5.345%)A D	44,065	1,041,696
New Residential Investment Corp., Series C , 6.375%, (3-mo. USD LIBOR + 4.969%)A D	42,711	989,187

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG - 98.59% (continued)

PREFERRED STOCKS - 3.57% (continued)

Financials - 3.57% (continued)

Mortgage Real Estate Investment Trusts (REITs) - 3.57% (continued)
New Residential Investment Corp., Series D , 7.000%, (5-Yr. CMT + 6.223%)A D	15,580	$397,757
New York Mortgage Trust, Inc., Series F, 6.875%, (SOFR + 6.130%)A D	23,304	569,783

		5,479,610

Total Financials		5,479,610

Total Preferred Stocks (Cost $5,386,375)		5,479,610

	Principal Amount

CONVERTIBLE OBLIGATIONS - 63.18%

Basic Materials - 0.47%

Chemicals - 0.47%
Danimer Scientific, Inc., 3.250%, Due 12/15/2026B	$690,000	726,639

Communications - 6.30%

Internet - 4.67%
fuboTV, Inc., 3.250%, Due 2/15/2026B C	1,090,000	882,219
Groupon, Inc., 1.125%, Due 3/15/2026B C	695,000	547,312
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051B E	836,000	677,662
Magnite, Inc., 0.250%, Due 3/15/2026B C	1,949,000	1,520,220
Perficient, Inc., 0.125%, Due 11/15/2026B	109,000	103,148
Q2 Holdings, Inc., 0.750%, Due 6/1/2026C	432,000	484,260
RealReal, Inc., 1.000%, Due 3/1/2028B C	694,000	568,317
Spotify USA, Inc., Due 3/15/2026B C F	1,099,000	993,936
Upwork, Inc., 0.250%, Due 8/15/2026B C	646,000	591,734
Zillow Group, Inc., 2.750%, Due 5/15/2025C	625,000	804,438

		7,173,246

Media - 1.22%
Cable One, Inc., 1.125%, Due 3/15/2028B C	655,000	648,336
DISH Network Corp., 3.375%, Due 8/15/2026C	1,297,000	1,227,679

		1,876,015

Telecommunications - 0.41%
Infinera Corp., 2.125%, Due 9/1/2024C	522,000	619,353

Total Communications		9,668,614

Consumer, Cyclical - 6.13%

Airlines - 0.37%
Spirit Airlines, Inc., 1.000%, Due 5/15/2026C	653,000	562,912

Auto Manufacturers - 0.40%
Lucid Group, Inc., 1.250%, Due 12/15/2026B	630,000	620,361

Auto Parts & Equipment - 0.54%
Meritor, Inc., 3.250%, Due 10/15/2037C E	754,000	820,955

Home Builders - 0.68%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025C	785,000	1,047,118

Leisure Time - 2.21%
Callaway Golf Co., 2.750%, Due 5/1/2026C	572,000	985,628
NCL Corp. Ltd., 1.125%, Due 2/15/2027B C	549,000	514,029

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.59% (continued)

CONVERTIBLE OBLIGATIONS - 63.18% (continued)

Consumer, Cyclical - 6.13% (continued)

Leisure Time - 2.21% (continued)
Peloton Interactive, Inc., Due 2/15/2026B C F	$748,000	$633,930
Royal Caribbean Cruises Ltd., 4.250%, Due 6/15/2023C	993,000	1,263,592

		3,397,179

Lodging - 0.68%
Marcus Corp., 5.000%, Due 9/15/2025B C	575,000	1,047,219

Retail - 1.25%
Burlington Stores, Inc., 2.250%, Due 4/15/2025C	610,000	906,231
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026C	603,000	540,062
Vroom, Inc., 0.750%, Due 7/1/2026B C	754,000	471,250

		1,917,543

Total Consumer, Cyclical		9,413,287

Consumer, Non-Cyclical - 12.70%

Biotechnology - 5.12%
Avid SPV LLC, 1.250%, Due 3/15/2026B C	459,000	713,745
Gossamer Bio, Inc., 5.000%, Due 6/1/2027C	1,200,000	1,170,000
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027B C	1,403,000	1,249,547
Innoviva, Inc., 2.125%, Due 1/15/2023C	993,000	1,081,129
Insmed, Inc., 0.750%, Due 6/1/2028C	969,000	1,049,911
Ionis Pharmaceuticals, Inc., 0.125%, Due 12/15/2024C	488,000	436,150
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023C	945,000	940,866
Travere Therapeutics, Inc., 2.500%, Due 9/15/2025C	1,114,000	1,219,161

		7,860,509

Commercial Services - 3.39%
2U, Inc., 2.250%, Due 5/1/2025C	499,000	527,599
Affirm Holdings, Inc., Due 11/15/2026B C F	533,000	479,167
Chegg, Inc., Due 9/1/2026C F	1,003,000	829,983
FTI Consulting, Inc., 2.000%, Due 8/15/2023C	545,000	843,660
Marathon Digital Holdings, Inc., 1.000%, Due 12/1/2026B C	641,000	514,451
Sabre GLBL, Inc., 4.000%, Due 4/15/2025C	704,000	960,514
Stride, Inc., 1.125%, Due 9/1/2027C	1,079,000	1,049,729

		5,205,103

Food - 1.02%
Beyond Meat, Inc., Due 3/15/2027B C F	736,000	510,121
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024C	997,000	1,056,197

		1,566,318

Health Care - Products - 1.38%
Alphatec Holdings, Inc., 0.750%, Due 8/1/2026B C	432,000	416,340
Exact Sciences Corp., 0.375%, Due 3/15/2027C	971,000	987,993
Haemonetics Corp., Due 3/1/2026B C F	858,000	717,395

		2,121,728

Pharmaceuticals - 1.79%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026C	720,000	792,450
Jazz Investments Ltd.,
1.500%, Due 8/15/2024C	703,000	703,440
2.000%, Due 6/15/2026C	535,000	603,881
Zogenix, Inc., 2.750%, Due 10/1/2027C	650,000	640,445

		2,740,216

Total Consumer, Non-Cyclical		19,493,874

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.59% (continued)

CONVERTIBLE OBLIGATIONS - 63.18% (continued)

Energy - 4.38%

Energy - Alternate Sources - 2.19%
Array Technologies, Inc., 1.000%, Due 12/1/2028B C	$212,000	$200,446
Enphase Energy, Inc., Due 3/1/2028B C F	1,119,000	1,154,249
Sunnova Energy International, Inc., 0.250%, Due 12/1/2026B C	880,000	911,944
Sunrun, Inc., Due 2/1/2026B C F	1,395,000	1,086,387

		3,353,026

Oil & Gas - 1.55%
Centennial Resource Production LLC, 3.250%, Due 4/1/2028C	1,136,000	1,407,930
Helix Energy Solutions Group, Inc.,
4.125%, Due 9/15/2023C	412,000	392,430
6.750%, Due 2/15/2026C	588,000	580,650

		2,381,010

Pipelines - 0.64%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045E	1,175,000	988,820

Total Energy		6,722,856

Financial - 16.01%

Diversified Financial Services - 3.07%
Coinbase Global, Inc., 0.500%, Due 6/1/2026B C	660,000	706,530
i3 Verticals LLC, 1.000%, Due 2/15/2025C	1,002,000	923,142
PRA Group, Inc., 3.500%, Due 6/1/2023C	973,000	1,132,937
SoFi Technologies, Inc., Due 10/15/2026B C F	647,000	668,869
WisdomTree Investments, Inc.,
4.250%, Due 6/15/2023C	898,000	1,076,477
3.250%, Due 6/15/2026B	219,000	211,203

		4,719,158

Insurance - 1.16%
MGIC Investment Corp., 9.000%, Due 4/1/2063B	1,331,000	1,776,885

Real Estate - 1.01%
Realogy Group LLC / Realogy Co-Issuer Corp., 0.250%, Due 6/15/2026B C	596,000	586,734
Redfin Corp., 0.500%, Due 4/1/2027B C	1,189,000	964,398

		1,551,132

REITS - 10.77%
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023C	2,213,000	2,240,662
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022B C	1,928,000	1,918,360
6.375%, Due 10/1/2023C	1,320,000	1,332,408
iStar, Inc., 3.125%, Due 9/15/2022C	399,000	749,362
MFA Financial, Inc., 6.250%, Due 6/15/2024C	2,553,000	2,629,590
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026C	1,235,000	1,359,920
PennyMac Corp.,
5.500%, Due 11/1/2024C	2,681,000	2,677,649
5.500%, Due 3/15/2026B	132,000	128,700
Redwood Trust, Inc., 5.625%, Due 7/15/2024C	958,000	961,592
RWT Holdings, Inc., 5.750%, Due 10/1/2025C	719,000	735,178
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026C	766,000	798,938
Two Harbors Investment Corp., 6.250%, Due 1/15/2026C	992,000	999,440

		16,531,799

Total Financial		24,578,974

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.59% (continued)

CONVERTIBLE OBLIGATIONS - 63.18% (continued)

Industrial - 3.93%

Aerospace/Defense - 0.48%
Kaman Corp., 3.250%, Due 5/1/2024C	$719,000	$742,008

Building Materials - 0.29%
Patrick Industries, Inc., 1.750%, Due 12/1/2028B	420,000	435,647

Electronics - 1.47%
GoPro, Inc., 1.250%, Due 11/15/2025B C	474,000	620,793
II-VI, Inc., 0.250%, Due 9/1/2022C	536,000	793,280
OSI Systems, Inc., 1.250%, Due 9/1/2022C	825,000	843,111

		2,257,184

Machinery - Construction & Mining - 0.49%
Bloom Energy Corp., 2.500%, Due 8/15/2025C	488,000	757,074

Transportation - 0.62%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024C	677,000	753,162
CryoPort, Inc., 0.750%, Due 12/1/2026B C	214,000	197,197

		950,359

Trucking & Leasing - 0.58%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028B C	820,000	893,800

Total Industrial		6,036,072

Technology - 12.38%

Computers - 1.99%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026C	411,000	511,181
Mitek Systems, Inc., 0.750%, Due 2/1/2026B C	621,000	676,427
Vocera Communications, Inc., 0.500%, Due 9/15/2026B C	1,469,000	1,862,116

		3,049,724

Semiconductors - 0.61%
Impinj, Inc., 1.125%, Due 5/15/2027B	65,000	70,935
MACOM Technology Solutions Holdings, Inc., 0.250%, Due 3/15/2026B C	735,000	860,409

		931,344

Software - 9.78%
8x8, Inc., 0.500%, Due 2/1/2024C	626,000	622,507
Avaya Holdings Corp., 2.250%, Due 6/15/2023C	789,000	831,211
Bentley Systems, Inc., 0.375%, Due 7/1/2027B C	655,000	602,600
BigCommerce Holdings, Inc., 0.250%, Due 10/1/2026B C	683,000	606,572
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026B C	726,000	758,380
Confluent, Inc., Due 1/15/2027B F	390,000	422,663
DigitalOcean Holdings, Inc., Due 12/1/2026B C F	427,000	378,706
Envestnet, Inc., 1.750%, Due 6/1/2023C	551,000	692,194
Everbridge, Inc., 0.125%, Due 12/15/2024C	424,000	411,545
Fastly, Inc., Due 3/15/2026B C F	1,484,000	1,213,170
Jamf Holding Corp., 0.125%, Due 9/1/2026B C	660,000	684,337
LivePerson, Inc., Due 12/15/2026F	850,000	723,824
MicroStrategy, Inc., Due 2/15/2027B C F	1,489,000	1,074,016
New Relic, Inc., 0.500%, Due 5/1/2023C	571,000	680,232
Porch Group, Inc., 0.750%, Due 9/15/2026B C	647,000	617,109
Progress Software Corp., 1.000%, Due 4/15/2026B C	755,000	782,961
Splunk, Inc., 1.125%, Due 6/15/2027C	647,000	603,328
Unity Software, Inc., Due 11/15/2026B C F	526,000	479,975
Verint Systems, Inc., 0.250%, Due 4/15/2026B C	828,000	881,323

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 98.59% (continued)

CONVERTIBLE OBLIGATIONS - 63.18% (continued)

Technology - 12.38% (continued)

Software - 9.78% (continued)
Workiva, Inc., 1.125%, Due 8/15/2026C	$711,000	$1,254,807
Ziff Davis, Inc., 1.750%, Due 11/1/2026B C	561,000	693,262

		15,014,722

Total Technology		18,995,790

Utilities - 0.88%

Electric - 0.88%
NRG Energy, Inc., 2.750%, Due 6/1/2048C E	1,139,000	1,351,196

Total Convertible Obligations (Cost $94,949,503)		96,987,302

FOREIGN CONVERTIBLE OBLIGATIONS 1.75%

Energy - 0.46%

Pipelines - 0.46%
Golar LNG Ltd., 2.750%, Due 2/15/2022	700,000	698,629

Financial - 0.84%

Financial Services - 0.84%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023C	874,000	1,291,335

Industrial - 0.45%

Transportation - 0.45%
SFL Corp. Ltd., 4.875%, Due 5/1/2023C	693,000	694,793

Total Foreign Convertible Obligations (Cost $2,272,201)		2,684,757

	Shares

EXCHANGE-TRADED INSTRUMENTS - 0.35% (Cost $554,625)

Exchange-Traded Funds - 0.35%
ProShares Short 20+ Year Treasury	33,304	532,531

SHORT-TERM INVESTMENTS - 23.18% (Cost $35,583,606)

Investment Companies - 23.18%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H	35,583,606	35,583,606

TOTAL SECURITIES HELD LONG (Cost $147,976,106)		151,340,128

SECURITIES SOLD SHORT - (22.97%)

COMMON STOCKS - (22.97%)

Communication Services - (1.50%)

Entertainment - (0.66%)
Marcus Corp.I	(46,686)	(833,812)
Spotify Technology SAI	(792)	(185,352)

		(1,019,164)

Interactive Media & Services - (0.39%)
fuboTV, Inc.I	(6,820)	(105,847)
TripAdvisor, Inc.I	(2,633)	(71,776)
Ziff Davis, Inc.I	(3,740)	(414,616)

		(592,239)

Media - (0.45%)
Cable One, Inc.	(161)	(283,915)
DISH Network Corp., Class AI	(8,368)	(271,458)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (22.97%) (continued)

COMMON STOCKS - (22.97%) (continued)

Communication Services - (1.50%) (continued)

Media - (0.45%) (continued)
Magnite, Inc.I	(7,796)	$(136,430)

		(691,803)

Total Communication Services		(2,303,206)

Consumer Discretionary - (2.94%)

Auto Components - (0.12%)
Patrick Industries, Inc.	(2,310)	(186,394)

Automobiles - (0.52%)
Lucid Group, Inc.I	(6,720)	(255,696)
Winnebago Industries, Inc.	(7,326)	(548,864)

		(804,560)

Diversified Consumer Services - (0.39%)
2U, Inc.I	(7,694)	(154,419)
Chegg, Inc.I	(1,846)	(56,672)
Stride, Inc.I	(11,653)	(388,394)

		(599,485)

Hotels, Restaurants & Leisure - (0.61%)
Cheesecake Factory, Inc.I	(3,055)	(119,603)
Norwegian Cruise Line Holdings Ltd.I	(8,125)	(168,512)
Royal Caribbean Cruises Ltd.I	(8,385)	(644,807)

		(932,922)

Household Durables - (0.26%)
GoPro, Inc., Class AI	(39,105)	(403,173)

Internet & Direct Marketing Retail - (0.26%)
Groupon, Inc.I	(2,582)	(59,799)
Porch Group, Inc.I	(14,234)	(221,908)
RealReal, Inc.I	(9,896)	(114,893)

		(396,600)

Leisure Products - (0.42%)
Callaway Golf Co.I	(22,563)	(619,129)
Peloton Interactive, Inc., Class AI	(641)	(22,922)

		(642,051)

Specialty Retail - (0.36%)
Burlington Stores, Inc.I	(1,717)	(500,523)
Vroom, Inc.I	(4,050)	(43,699)

		(544,222)

Total Consumer Discretionary		(4,509,407)

Consumer Staples - (0.53%)

Food & Staples Retailing - (0.26%)
Chefs’ Warehouse, Inc.I	(12,163)	(405,028)

Food Products - (0.27%)
Beyond Meat, Inc.I	(1,333)	(86,858)
Bunge Ltd.	(3,439)	(321,065)

		(407,923)

Total Consumer Staples		(812,951)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (22.97%) (continued)

COMMON STOCKS - (22.97%) (continued)

Energy - (0.69%)

Energy Equipment & Services - (0.09%)
Helix Energy Solutions Group, Inc.I	(43,320)	$(135,158)

Oil, Gas & Consumable Fuels - (0.60%)
Centennial Resource Development, Inc., Class AI	(140,451)	(839,897)
SFL Corp. Ltd.	(9,900)	(80,685)

		(920,582)

Total Energy		(1,055,740)

Financials - (1.98%)

Capital Markets - (0.92%)
Affiliated Managers Group, Inc.	(1,141)	(187,706)
Coinbase Global, Inc., Class AI	(834)	(210,477)
Cowen, Inc., Class A	(12,373)	(446,665)
WisdomTree Investments, Inc.	(91,342)	(559,013)

		(1,403,861)

Consumer Finance - (1.06%)
Encore Capital Group, Inc.I	(14,682)	(911,899)
PRA Group, Inc.I	(9,925)	(498,334)
SoFi Technologies, Inc.I	(13,964)	(220,771)

		(1,631,004)

Total Financials		(3,034,865)

Health Care - (3.64%)

Biotechnology - (2.10%)
Avid Bioservices, Inc.I	(15,383)	(448,876)
Coherus Biosciences, Inc.I	(26,028)	(415,407)
Exact Sciences Corp.I	(4,244)	(330,310)
Gossamer Bio, Inc.I	(54,110)	(611,984)
Halozyme Therapeutics, Inc.I	(7,339)	(295,101)
Insmed, Inc.I	(20,930)	(570,133)
Ionis Pharmaceuticals, Inc.I	(1,199)	(36,486)
Ligand Pharmaceuticals, Inc.I	(756)	(116,772)
Travere Therapeutics, Inc.I	(12,964)	(402,402)

		(3,227,471)

Health Care Equipment & Supplies - (0.16%)
Alphatec Holdings, Inc.I	(12,960)	(148,133)
CryoPort, Inc.I	(856)	(50,650)
Haemonetics Corp.I	(987)	(52,350)

		(251,133)

Health Care Technology - (0.73%)
Vocera Communications, Inc.I	(17,176)	(1,113,692)

Pharmaceuticals - (0.65%)
Innoviva, Inc.I	(24,362)	(420,245)
Jazz Pharmaceuticals PLCI	(2,687)	(342,324)
Zogenix, Inc.I	(14,734)	(239,427)

		(1,001,996)

Total Health Care		(5,594,292)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (22.97%) (continued)

COMMON STOCKS - (22.97%) (continued)

Industrials - (2.84%)

Aerospace & Defense - (0.10%)
Kaman Corp.	(3,365)	$(145,200)

Air Freight & Logistics - (0.23%)
Air Transport Services Group, Inc.I	(11,848)	(348,094)

Airlines - (0.08%)
Spirit Airlines, Inc.I	(5,343)	(116,745)

Construction & Engineering - (0.60%)
Fluor Corp.I	(37,400)	(926,398)

Electrical Equipment - (0.45%)
Array Technologies, Inc.I	(5,597)	(87,817)
Bloom Energy Corp., Class AI	(23,505)	(515,465)
Sunrun, Inc.I	(2,557)	(87,705)

		(690,987)

Machinery - (0.57%)
Greenbrier Cos., Inc.	(8,856)	(406,402)
Meritor, Inc.I	(7,540)	(186,841)
RBC Bearings, Inc.I	(1,421)	(286,999)

		(880,242)

Professional Services - (0.81%)
Clarivate PLCI	(16,422)	(386,245)
FTI Consulting, Inc.I	(4,567)	(700,669)
Upwork, Inc.I	(4,684)	(160,006)

		(1,246,920)

Total Industrials		(4,354,586)

Information Technology - (6.10%)

Communications Equipment - (0.35%)
Infinera Corp.I	(21,197)	(203,279)
Lumentum Holdings, Inc.I	(3,112)	(329,156)

		(532,435)

Electronic Equipment, Instruments & Components - (0.53%)
II-VI, Inc.I	(8,714)	(595,428)
OSI Systems, Inc.I	(2,310)	(215,292)

		(810,720)

IT Services - (0.78%)
Affirm Holdings, Inc.I	(1,108)	(111,420)
BigCommerce Holdings, Inc., Series 1I	(4,210)	(148,908)
DigitalOcean Holdings, Inc.I	(1,067)	(85,712)
Fastly, Inc., Class AI	(4,368)	(154,845)
I3 Verticals, Inc., Class AI	(7,334)	(167,142)
Perficient, Inc.I	(306)	(39,563)
Sabre Corp.I	(56,730)	(487,311)

		(1,194,901)

Semiconductors & Semiconductor Equipment - (0.58%)
Enphase Energy, Inc.I	(2,303)	(421,311)
Impinj, Inc.I	(369)	(32,730)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (22.97%) (continued)

COMMON STOCKS - (22.97%) (continued)

Information Technology - (6.10%) (continued)

Semiconductors & Semiconductor Equipment - (0.58%) (continued)
MACOM Technology Solutions Holdings, Inc.I	(5,635)	$(441,221)

		(895,262)

Software - (3.86%)
8x8, Inc.I	(8,764)	(146,885)
Avaya Holdings Corp.I	(11,362)	(224,968)
Bentley Systems, Inc., Class B	(3,930)	(189,937)
Ceridian HCM Holding, Inc.I	(3,318)	(346,598)
Confluent, Inc., Class AI	(2,108)	(160,714)
Envestnet, Inc.I	(5,002)	(396,859)
Everbridge, Inc.I	(1,594)	(107,324)
Jamf Holding Corp.I	(7,260)	(275,953)
LivePerson, Inc.I	(4,505)	(161,774)
Marathon Digital Holdings, Inc.I	(4,915)	(161,507)
MicroStrategy, Inc., Class AI	(527)	(286,946)
Mitek Systems, Inc.I	(20,922)	(371,365)
NCR Corp.I	(16,634)	(668,687)
New Relic, Inc.I	(2,385)	(262,255)
Progress Software Corp.	(7,291)	(351,936)
Q2 Holdings, Inc.I	(3,175)	(252,222)
Splunk, Inc.I	(1,014)	(117,340)
Unity Software, Inc.I	(715)	(102,238)
Verint Systems, Inc.I	(7,742)	(406,532)
Workiva, Inc.I	(7,213)	(941,224)

		(5,933,264)

Total Information Technology		(9,366,582)

Materials - (0.21%)

Chemicals - (0.21%)
Danimer Scientific, Inc.I	(38,364)	(326,861)

Real Estate - (1.59%)

Equity Real Estate Investment Trusts (REITs) - (1.15%)
iStar, Inc.	(26,088)	(673,853)
Pebblebrook Hotel Trust	(32,521)	(727,495)
Summit Hotel Properties, Inc.I	(37,976)	(370,646)

		(1,771,994)

Real Estate Management & Development - (0.44%)
Realogy Holdings Corp.I	(13,509)	(227,086)
Redfin Corp.I	(4,093)	(157,130)
Zillow Group, Inc., Class CI	(4,502)	(287,453)

		(671,669)

Total Real Estate		(2,443,663)

Utilities - (0.95%)

Electric Utilities - (0.37%)
NRG Energy, Inc.	(13,188)	(568,139)

Independent Power & Renewable Electricity Producers - (0.30%)
Sunnova Energy International, Inc.I	(16,678)	(465,650)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (22.97%) (continued)

COMMON STOCKS - (22.97%) (continued)

Utilities - (0.95%) (continued)

Multi-Utilities - (0.28%)
Algonquin Power & Utilities Corp.	(29,177)	$(421,607)

Total Utilities		(1,455,396)

TOTAL COMMON STOCKS (Proceeds $(33,173,541))		(35,257,549)

TOTAL SECURITIES SOLD SHORT (Proceeds $(33,173,541))		(35,257,549)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 98.59% (Cost $147,976,106)		151,340,128
TOTAL WRITTEN OPTIONS CONTRACTS - (0.08%) (Premiums Received $(217,474))		(118,489)
TOTAL SECURITIES SOLD SHORT - (22.97%) (Proceeds $(33,173,541))		(35,257,549)
OTHER ASSETS, NET OF LIABILITIES - 24.46%		37,537,792

NET ASSETS - 100.00%		$153,501,882

Percentages are stated as a percent of net assets.

A A type of Preferred Stock that has no maturity date.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $41,869,445 or 27.28% of net assets. The Fund has no right to demand registration of these securities.

C This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $93,358,876 or 60.82% of net assets.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2021.

E Callable security.

F Zero coupon bond.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

I Non-income producing security.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Written Options Contracts Open on December 31, 2021:

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - 2U, Inc.	CCP	20.00	1/21/2022	USD	35	3,500	$(6,213)	$(4,550)	$1,663
Call - Avid Bioservices, Inc.	CCP	30.00	1/21/2022	USD	43	4,300	(7,694)	(5,160)	2,534
Call - BigCommerce Holdings, Inc.	CCP	55.00	1/21/2022	USD	12	1,200	(7,116)	(108)	7,008
Call - Exact Sciences Corp.	CCP	85.00	1/21/2022	USD	17	1,700	(13,047)	(3,757)	9,290
Call - fuboTV, Inc.	CCP	30.00	1/21/2022	USD	38	3,800	(15,786)	(304)	15,482
Call - II-VI, Inc.	CCP	70.00	1/21/2022	USD	23	2,300	(6,393)	(3,519)	2,874
Call - Infinera Corp.	CCP	9.00	1/21/2022	USD	106	10,600	(5,298)	(7,420)	(2,122)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - RealReal, Inc.	CCP	15.00	1/21/2022	USD	44	4,400	$(4,971)	$(616)	$4,355
Call - Sabre Corp.	CCP	9.00	1/21/2022	USD	179	17,900	(15,390)	(6,444)	8,946
Call - Sunnova Energy International, Inc.	CCP	40.00	1/21/2022	USD	51	5,100	(25,344)	(510)	24,834
Call - Winnebago Industries, Inc.	CCP	70.00	1/21/2022	USD	25	2,500	(11,449)	(13,750)	(2,301)
Call - Callaway Golf Co.	CCP	29.00	2/18/2022	USD	65	6,500	(14,494)	(7,475)	7,019
Call - Enphase Energy, Inc.	CCP	250.00	2/18/2022	USD	8	800	(23,742)	(2,400)	21,342
Call - New Relic, Inc.	CCP	105.00	2/18/2022	USD	10	1,000	(11,921)	(12,450)	(529)
Call - Redfin Corp.	CCP	40.00	2/18/2022	USD	25	2,500	(10,699)	(6,750)	3,949
Call - SoFi Technologies, Inc.	CCP	15.00	2/18/2022	USD	58	5,800	(12,377)	(12,586)	(209)
Call - Zillow Group, Inc.	CCP	60.00	2/18/2022	USD	19	1,900	(11,932)	(14,820)	(2,888)
Call - Burlington Stores, Inc.	CCP	280.00	3/18/2022	USD	6	600	(13,608)	(15,870)	(2,262)

							$(217,474)	$(118,489)	$98,985

Currency Abbreviations:
USD	United States Dollar.

Other Abbreviations:
CCP	Central Counterparty Clearing House.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2021, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$670,005	$9,402,317	$-	$10,072,322
Preferred Stocks	3,531,422	1,948,188	-	5,479,610
Convertible Obligations	-	96,987,302	-	96,987,302
Foreign Convertible Obligations	-	2,684,757	-	2,684,757
Exchange-Traded Instruments	532,531	-	-	532,531
Short-Term Investments	35,583,606	-	-	35,583,606

Total Investments in Securities - Assets	$40,317,564	$111,022,564	$-	$151,340,128

Liabilities
Common Stocks (Sold Short)	$(35,257,549)	$-	$-	$(35,257,549)

Total Investments in Securities - Liabilities	(35,257,549)	-	-	(35,257,549)

Total Investments in Securities	$5,060,015	$111,022,564	$-	$116,082,579

Financial Derivative Instruments - Liabilities
Written Options	$(118,489)	$-	$-	$(118,489)

Total Financial Derivative Instruments - Liabilities	$(118,489)	$-	$-	$(118,489)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 12.05%

Basic Materials - 1.57%

Chemicals - 1.57%
Olympus Water US Holding Corp.,
3.875%, Due 10/1/2028A	EUR	500,000	$570,673
4.250%, Due 10/1/2028A		$965,000	959,577
6.250%, Due 10/1/2029A		425,000	414,375
SCIL LLC / SCIL USA Holdings LLC,
4.375%, Due 11/1/2026A	EUR	700,000	809,900
5.375%, Due 11/1/2026A		465,000	477,206
WR Grace Holdings LLC, 5.625%, Due 8/15/2029A		700,000	716,625

			3,948,356

Total Basic Materials			3,948,356

Communications - 0.87%

Advertising - 0.16%
Summer BC Bidco LLC, 5.500%, Due 10/31/2026A		400,000	409,488

Telecommunications - 0.71%
Consolidated Communications, Inc., 5.000%, Due 10/1/2028A		635,000	641,350
Lumen Technologies, Inc., 5.375%, Due 6/15/2029A		1,135,000	1,135,000

			1,776,350

Total Communications			2,185,838

Consumer, Cyclical - 3.22%

Airlines - 0.49%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A		1,180,000	1,227,053

Auto Parts & Equipment - 1.52%
American Axle & Manufacturing, Inc.,
6.875%, Due 7/1/2028		961,000	1,036,323
5.000%, Due 10/1/2029		1,110,000	1,088,799
Clarios Global LP / Clarios US Finance Co., 8.500%, Due 5/15/2027A		520,000	551,200
Titan International, Inc., 7.000%, Due 4/30/2028		1,095,000	1,166,175

			3,842,497

Home Builders - 0.30%
Shea Homes LP / Shea Homes Funding Corp., 4.750%, Due 2/15/2028A		738,000	754,605

Lodging - 0.46%
Marriott Ownership Resorts, Inc., 4.500%, Due 6/15/2029A		1,160,000	1,167,563

Retail - 0.45%
At Home Group, Inc., 4.875%, Due 7/15/2028A		1,140,000	1,122,900

Total Consumer, Cyclical			8,114,618

Consumer, Non-Cyclical - 1.76%

Commercial Services - 0.74%
APX Group, Inc., 5.750%, Due 7/15/2029A		635,000	625,475
NESCO Holdings, Inc., 5.500%, Due 4/15/2029A		1,190,000	1,228,675

			1,854,150

Cosemetics/Personal Care - 0.28%
Coty, Inc., 3.875%, Due 4/15/2026A	EUR	600,000	696,412

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 12.05% (continued)

Consumer, Non-Cyclical - 1.76% (continued)

Food - 0.06%
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.625%, Due 3/1/2029A		$167,000	$164,495

Health Care - Products - 0.23%
Mozart Debt Merger Sub, Inc., 3.875%, Due 4/1/2029A		585,000	582,935

Pharmaceuticals - 0.45%
P&L Development LLC / PLD Finance Corp., 7.750%, Due 11/15/2025A		1,145,000	1,146,431

Total Consumer, Non-Cyclical			4,444,423

Energy - 1.35%

Coal - 0.32%
SunCoke Energy, Inc., 4.875%, Due 6/30/2029A		800,000	796,000

Pipelines - 1.03%
EnLink Midstream LLC,
5.625%, Due 1/15/2028A		424,000	440,960
5.375%, Due 6/1/2029		880,000	899,800
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
6.000%, Due 3/1/2027A		600,000	624,000
5.500%, Due 1/15/2028A		650,000	644,313

			2,609,073

Total Energy			3,405,073

Financial - 1.41%

Diversified Financial Services - 1.41%
Burford Capital Global Finance LLC, 6.250%, Due 4/15/2028A		1,210,000	1,285,625
Encore Capital Group, Inc.,
4.875%, Due 10/15/2025A	EUR	600,000	711,278
5.375%, Due 2/15/2026A	GBP	300,000	420,277
4.250%, Due 1/15/2028, (3-mo. EUR EURIBOR + 4.250%)A B	EUR	400,000	462,231
4.250%, Due 6/1/2028A	GBP	500,000	667,381

			3,546,792

Total Financial			3,546,792

Industrial - 1.38%

Aerospace/Defense - 0.45%
TransDigm, Inc.,
5.500%, Due 11/15/2027		300,000	309,000
4.625%, Due 1/15/2029		830,000	827,244

			1,136,244

Building Materials - 0.42%
Victors Merger Corp., 6.375%, Due 5/15/2029A		1,140,000	1,071,600

Trucking & Leasing - 0.51%
Fortress Transportation and Infrastructure Investors LLC, 5.500%, Due 5/1/2028A		1,250,000	1,273,875

Total Industrial			3,481,719

Utilities - 0.49%

Water - 0.49%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		1,190,000	1,249,500

Total Corporate Obligations (Cost $30,521,005)			30,376,319

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CONVERTIBLE OBLIGATIONS - 0.11% (Cost $235,300)

Financial - 0.11%

Insurance - 0.11%
BNP Paribas Fortis SA, 1.411%, Due 12/31/2049, (3-mo. EUR EURIBOR + 2.000%)B C D		$250,000	$270,419

FOREIGN CORPORATE OBLIGATIONS - 60.47%

Basic Materials - 1.18%

Chemicals - 1.18%
INEOS Quattro Finance PLC, 3.750%, Due 7/15/2026A	EUR	800,000	914,807
Lenzing AG, 5.750%, Due 9/7/2025, (5-Yr. Annual EUR Swap + 11.208%)B C D	EUR	600,000	718,414
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5-Yr. CMT + 3.865%)B C D		1,330,000	1,335,054

			2,968,275

Total Basic Materials			2,968,275

Communications - 4.08%

Advertising - 0.14%
Summer BC Holdco SARL, 9.250%, Due 10/31/2027C	EUR	288,337	353,685

Media - 0.78%
RCS & RDS SA, 3.250%, Due 2/5/2028A	EUR	600,000	668,584
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029C	GBP	475,000	669,626
4.250%, Due 1/15/2030C	GBP	460,000	615,906

			1,954,116

Telecommunications - 3.16%
Altice France Holding SA, 8.000%, Due 5/15/2027C	EUR	810,000	974,360
Altice France SA,
5.500%, Due 1/15/2028A		200,000	198,254
5.500%, Due 10/15/2029A		410,000	403,850
Iliad Holding SAS, 5.125%, Due 10/15/2026A	EUR	800,000	950,647
Kenbourne Invest SA,
6.875%, Due 11/26/2024A		900,000	936,000
4.700%, Due 1/22/2028A		200,000	195,780
Network i2i Ltd., 3.975%, Due 3/3/2026, (5-Yr. CMT + 3.390%)A B D		1,000,000	1,002,500
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		261,000	267,199
SoftBank Group Corp., 6.000%, Due 7/19/2023, (5-Yr. USD ICE Swap + 4.226%)B C D		1,010,000	1,001,163
TalkTalk Telecom Group PLC, 3.875%, Due 2/20/2025C	GBP	676,000	870,265
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A		716,000	555,616
Vodafone Group PLC, 7.000%, Due 4/4/2079, (5-Yr. Semi-Annual USD Swap + 4.873%)B		510,000	617,018

			7,972,652

Total Communications			10,280,453

Consumer, Cyclical - 5.34%

Airlines - 0.51%
Air Canada, 3.875%, Due 8/15/2026A		275,000	280,500
International Consolidated Airlines Group SA, 3.750%, Due 3/25/2029C	EUR	900,000	999,648

			1,280,148

Auto Manufacturers - 0.27%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	600,000	694,883

Distribution/Wholesale - 0.42%
SIG PLC, 5.250%, Due 11/30/2026A	EUR	920,000	1,061,560

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 60.47% (continued)

Consumer, Cyclical - 5.34% (continued)

Entertainment - 0.48%
ASR Media and Sponsorship SpA, 5.125%, Due 8/1/2024C	EUR	397,029	$436,197
Inter Media and Communication SpA, 4.875%, Due 12/31/2022C	EUR	702,154	785,012

			1,221,209

Home Builders - 0.83%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.250%, Due 9/15/2027A		514,000	536,513
Empire Communities Corp., 7.000%, Due 12/15/2025A		$701,000	725,535
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	825,829

			2,087,877

Leisure Time - 0.34%
Deuce Finco PLC, 5.500%, Due 6/15/2027C	GBP	630,000	846,484

Lodging - 0.86%
Fortune Star BVI Ltd.,
4.350%, Due 5/6/2023C	EUR	100,000	112,825
5.950%, Due 10/19/2025C		1,070,000	1,073,512
3.950%, Due 10/2/2026C	EUR	900,000	970,600

			2,156,937

Retail - 1.63%
B.C. ULC / New Red Finance, Inc., 4.375%, Due 1/15/2028A		284,000	289,680
Constellation Automotive Financing PLC,
4.875%, Due 7/15/2027A	GBP	610,000	812,207
4.875%, Due 7/15/2027C	GBP	200,000	266,298
Mobilux Finance SAS, 4.250%, Due 7/15/2028A	EUR	1,000,000	1,131,384
Punch Finance PLC,
6.125%, Due 6/30/2026C	GBP	200,000	269,767
6.125%, Due 6/30/2026A	GBP	500,000	674,418
Stonegate Pub Co. Financing PLC,
8.000%, Due 7/13/2025C	GBP	130,000	178,601
8.250%, Due 7/31/2025C	GBP	200,000	274,365
Vivo Energy Investments BV, 5.125%, Due 9/24/2027A		200,000	209,000

			4,105,720

Total Consumer, Cyclical			13,454,818

Consumer, Non-Cyclical - 3.81%

Agriculture - 0.59%
Kernel Holding SA,
6.750%, Due 10/27/2027C		200,000	198,300
6.750%, Due 10/27/2027A		200,000	198,300
MHP Lux SA, 6.250%, Due 9/19/2029C		500,000	469,000
MHP SE, 7.750%, Due 5/10/2024C		600,000	609,728

			1,475,328

Commercial Services - 1.43%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A	GBP	800,000	1,099,940
La Financiere Atalian SASU,
4.000%, Due 5/15/2024C	EUR	400,000	447,233
5.125%, Due 5/15/2025C	EUR	200,000	225,847
RAC Bond Co. PLC, 5.250%, Due 11/4/2027A	GBP	500,000	659,134
Verisure Midholding AB,
5.250%, Due 2/15/2029C	EUR	415,000	478,407
5.250%, Due 2/15/2029A	EUR	600,000	691,673

			3,602,234

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 60.47% (continued)

Consumer, Non-Cyclical - 3.81% (continued)

Food - 1.11%
Bellis Acquisition Co. PLC,
3.250%, Due 2/16/2026A	GBP	350,000	$455,444
4.500%, Due 2/16/2026A	GBP	200,000	270,169
Bellis Finco PLC,
4.000%, Due 2/16/2027C	GBP	400,000	510,965
4.000%, Due 2/16/2027A	GBP	350,000	447,094
Casino Guichard Perrachon SA,
6.625%, Due 1/15/2026C	EUR	790,000	907,429
5.250%, Due 4/15/2027C	EUR	200,000	215,365

			2,806,466

Pharmaceuticals - 0.68%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A		$1,025,000	1,037,812
Gruenenthal GmbH,
3.625%, Due 11/15/2026A	EUR	190,000	221,961
4.125%, Due 5/15/2028A	EUR	390,000	457,510

			1,717,283

Total Consumer, Non-Cyclical			9,601,311

Energy - 1.57%

Energy - Alternate Sources - 0.27%
Inversiones Latin America Power Ltda, 5.125%, Due 6/15/2033A		700,000	671,384

Oil & Gas - 1.30%
Guara Norte SARL, 5.198%, Due 6/15/2034A		575,724	565,655
Petroleos Mexicanos,
6.840%, Due 1/23/2030		860,000	890,564
6.625%, Due 6/15/2035		622,000	597,614
6.625%, Due 6/15/2038		200,000	183,000
Trafigura Funding SA, 5.875%, Due 9/23/2025C		1,000,000	1,044,200

			3,281,033

Total Energy			3,952,417

Financial - 41.36%

Banks - 21.69%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5-Yr. Annual EUR Swap + 6.570%)B C D	EUR	1,000,000	1,178,347
AIB Group PLC, 6.250%, Due 6/23/2025, (5-Yr. Annual EUR Swap + 6.629%)B C D	EUR	1,000,000	1,259,465
Banco Bilbao Vizcaya Argentaria SA, 6.125%, Due 11/16/2027, (5-Yr. Semi-Annual USD Swap + 3.870%)B D		2,400,000	2,535,000
Banco de Sabadell SA,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)B C D	EUR	200,000	231,685
6.125%, Due 11/23/2022, (5-Yr. Annual EUR Swap + 6.051%)B C D	EUR	600,000	705,300
5.750%, Due 3/15/2026, (5-Yr. Annual EUR Swap + 6.198%)B C D	EUR	1,800,000	2,167,134
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5-Yr. CMT + 4.967%)B C D		400,000	414,204
7.500%, Due 6/27/2029, (10-Yr. CMT + 5.470%)B C D		500,000	532,005
8.375%, Due 10/14/2030, (10-Yr. CMT + 7.760%)B C D		300,000	344,253
7.625%, Due 12/31/2099, (10-Yr. CMT + 5.350%)B C		500,000	536,747
Banco Santander SA,
4.375%, Due 1/14/2026, (5-Yr. Annual EUR Swap + 4.534%)B C D	EUR	1,000,000	1,171,231
4.750%, Due 11/12/2026, (5-Yr. CMT + 3.753%)B D		800,000	799,432
4.125%, Due 11/12/2027, (5-Yr. Annual EUR Swap + 4.311%)B D	EUR	400,000	459,321
Bank of Ireland Group PLC, 7.500%, Due 5/19/2025, (5-Yr. Annual EUR Swap + 7.924%)B C D	EUR	1,400,000	1,834,977
Barclays PLC,
7.125%, Due 6/15/2025, (5-Yr. UK Government Bond + 6.579%)B D	GBP	1,199,000	1,785,197
6.375%, Due 12/15/2025, (5-Yr. UK Government Bond + 6.016%)B C D	GBP	1,240,000	1,816,870
4.375%, Due 3/15/2028, (5-Yr. CMT + 3.410%)B D		1,530,000	1,498,635
BAWAG Group AG,
5.000%, Due 5/14/2025, (5-Yr. Annual EUR Swap + 4.415%)B C D	EUR	400,000	474,754
5.125%, Due 10/1/2025, (5-Yr. Annual EUR Swap + 5.546%)B C D	EUR	1,000,000	1,197,132

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 60.47% (continued)

Financial - 41.36% (continued)

Banks - 21.69% (continued)
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5-Yr. CMT + 2.650%)B C		$200,000	$205,252
5.875%, Due 9/13/2034, (5-Yr. CMT + 4.308%)B C		600,000	655,200
BNP Paribas SA, 6.625%, Due 3/25/2024, (5-Yr. USD ICE Swap + 4.149%)B C D		700,000	753,410
CaixaBank SA,
6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)B C D	EUR	400,000	505,494
5.875%, Due 10/9/2027, (5-Yr. Annual EUR Swap + 6.346%)B C D	EUR	400,000	518,587
Credit Agricole SA, 7.500%, Due 6/23/2026, (5-Yr. GBP Swap + 4.812%)A B D	GBP	800,000	1,234,438
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C D		1,200,000	1,269,000
7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)B C D		200,000	216,000
7.250%, Due 9/12/2025, (5-Yr. USD ICE Swap + 4.332%)B C D		220,000	241,754
6.375%, Due 8/21/2026, (5-Yr. CMT + 4.822%)A B D		820,000	883,796
Danske Bank A/S, 4.375%, Due 5/18/2026, (5-Yr. CMT + 3.387%)B C D		1,300,000	1,296,750
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, (5-Yr. EUR Swap +5.383%)B C D	EUR	600,000	690,785
4.600%, Due 2/22/2027C	EUR	400,000	487,008
Emirates NBD Bank PJSC,
6.125%, Due 3/20/2025, (6-Yr. Semi-Annual USD Swap + 3.656%)B C D		200,000	209,290
6.125%, Due 4/9/2026, (6-Yr. Semi-Annual USD Swap + 5.702%)B C D		1,300,000	1,392,170
HSBC Holdings PLC, 5.875%, Due 9/28/2026, (5-Yr. GBP Swap + 4.276%)B D	GBP	1,319,000	1,923,696
ING Groep NV, 3.875%, Due 5/16/2027, (5-Yr. CMT + 2.862%)B D		1,300,000	1,225,250
Intesa Sanpaolo SpA,
6.250%, Due 5/16/2024, (5-Yr. Annual EUR Swap + 5.856%)B C D	EUR	730,000	903,203
7.750%, Due 1/11/2027, (5-Yr. Annual EUR Swap + 7.192%)B C D	EUR	850,000	1,172,156
5.148%, Due 6/10/2030C	GBP	970,000	1,465,723
Investec PLC, 6.750%, Due 12/5/2024, (5-Yr. UK Government Bond + 5.750%)B C D	GBP	500,000	704,692
NatWest Group PLC,
5.125%, Due 5/12/2027, (5-Yr. UK Government Bond + 4.985%)B D	GBP	850,000	1,206,605
2.544%, Due 9/30/2027, Series U, (3-mo. USD LIBOR + 2.320%)B D		800,000	796,152
4.500%, Due 3/31/2028, (5-Yr. UK Government Bond + 3.992%)B D	GBP	300,000	404,035
NBK Tier Financing Ltd., 4.500%, Due 8/27/2025, (6-Yr. Semi-Annual USD Swap + 2.832%)B C D		1,400,000	1,426,600
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5-Yr. UK Government Bond + 6.851%)B C	GBP	250,000	341,771
Shawbrook Group PLC,
7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C D	GBP	200,000	266,823
9.000%, Due 10/10/2030, (5-Yr. UK Government Bond + 9.037%)B C	GBP	500,000	708,753
Societe Generale SA, 5.375%, Due 11/18/2030, (5-Yr. CMT + 4.514%)A B D		530,000	556,712
Standard Chartered PLC, 4.300%, Due 12/31/2099, (5-Yr. CMT + 3.140%)B C		2,000,000	1,925,000
Stichting AK Rabobank Certificaten, 6.500%, Due 12/31/2049C D E F	EUR	1,248,400	1,954,291
Swedbank AB, 4.000%, Due 3/17/2029, (5-Yr. CMT + 2.864%)B C D		2,000,000	1,930,000
UBS Group AG,
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)B C D		400,000	431,300
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A B D		700,000	754,775
5.125%, Due 7/29/2026, (5-Yr. CMT + 4.855%)B C D		200,000	212,500
UniCredit SpA, 8.000%, Due 6/3/2024, (5-Yr. Semi-Annual USD Swap + 5.180%)B C D		1,800,000	1,966,500
Virgin Money UK PLC, 9.250%, Due 6/8/2024, (5-Yr. UK Government Bond + 8.307%)B C D	GBP	600,000	903,495

			54,680,655

Diversified Financial Services - 4.44%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, PIK (in-kind rate 6.750%)A	GBP	1,000,000	1,351,709
Burford Capital PLC,
6.125%, Due 10/26/2024C	GBP	310,000	434,601
5.000%, Due 12/1/2026, Series 0025	GBP	300,000	407,453
doValue SpA, 5.000%, Due 8/4/2025A	EUR	280,000	330,734
Garfunkelux Holdco SA,
6.750%, Due 11/1/2025C	EUR	500,000	590,028
6.750%, Due 11/1/2025A	EUR	140,000	165,208
7.750%, Due 11/1/2025C	GBP	100,000	140,600
6.250%, Due 5/1/2026, (3-mo. EUR EURIBOR + 6.250%)A B	EUR	160,000	183,897
Jerrold Finco PLC,
4.875%, Due 1/15/2026A	GBP	250,000	342,617
5.250%, Due 1/15/2027C	GBP	350,000	482,270
5.250%, Due 1/15/2027A	GBP	520,000	716,515
Julius Baer Group Ltd., 3.625%, Due 3/23/2028, (5-Yr. CMT + 2.539%)B C D		1,340,000	1,276,685

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 60.47% (continued)

Financial - 41.36% (continued)

Diversified Financial Services - 4.44% (continued)
OSB Group PLC, 6.000%, Due 10/7/2026, (5-Yr. UK Government Bond + 5.393%)B C D	GBP	1,449,000	$1,977,855
Sherwood Financing PLC, 6.000%, Due 11/15/2026A	GBP	1,200,000	1,620,524
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A		$200,000	165,500
9.875%, Due 1/28/2029A		1,200,000	1,011,012

			11,197,208

Insurance - 8.42%
Achmea BV, 4.625%, Due 3/24/2029, (5-Yr. EUR Swap + 4.780%)B C D	EUR	800,000	965,448
Allianz SE, 3.500%, Due 11/17/2025, (5-Yr. CMT + 2.973%)A B D		600,000	600,750
ASR Nederland NV, 4.625%, Due 10/19/2027, (5-Yr. Annual EUR Swap + 3.789%)B C D	EUR	750,000	928,589
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5-Yr. Annual EUR Swap + 6.463%)B C D	EUR	900,000	1,142,484
CNP Assurances, 4.750%, Due 6/27/2028, (5-Yr. Annual EUR Swap + 3.914%)B C D	EUR	1,000,000	1,283,658
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C D	GBP	1,160,000	1,587,546
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C	GBP	410,000	571,160
La Mondiale SAM, 4.375%, Due 4/24/2029, (5-Yr. Annual EUR Swap + 4.411%)B C D	EUR	1,500,000	1,846,248
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5-Yr. UK Government Bond + 5.378%)B C D	GBP	1,000,000	1,490,597
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5-Yr. Annual EUR Swap + 3.592%)B C D	EUR	600,000	681,392
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5-Yr. UK Government Bond + 6.658%)B D	GBP	1,914,000	3,079,688
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5-Yr. UK Government Bond + 4.169%)B C D	GBP	1,700,000	2,447,169
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5-Yr. CMT + 3.047%)B C D		1,000,000	1,049,813
Rothesay Life PLC, 6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C D	GBP	1,000,000	1,529,512
UnipolSai Assicurazioni SpA,
5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C D	EUR	550,000	680,370
6.375%, Due 4/27/2030, (5-Yr. Annual EUR Swap + 6.744%)B C D	EUR	1,040,000	1,344,477

			21,228,901

Real Estate - 3.23%
Aedas Homes Opco SLU, 4.000%, Due 8/15/2026A	EUR	370,000	432,829
China Evergrande Group, 8.750%, Due 6/28/2025C		1,200,000	180,000
Country Garden Holdings Co. Ltd.,
5.400%, Due 5/27/2025C		200,000	190,055
6.150%, Due 9/17/2025C		300,000	291,791
5.125%, Due 1/14/2027C		300,000	278,004
5.625%, Due 1/14/2030C		400,000	372,856
Heimstaden AB, 4.250%, Due 3/9/2026C	EUR	800,000	915,380
Heimstaden Bostad AB, 3.375%, Due 1/15/2026, (5-Yr. Annual EUR Swap + 3.914%)B C D	EUR	750,000	846,070
Logan Group Co. Ltd.,
5.250%, Due 10/19/2025C		300,000	276,825
4.850%, Due 12/14/2026C		780,000	704,145
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5-Yr. Semi-Annual USD Swap + 3.476%)B C D		400,000	404,712
6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C D		600,000	653,453
Neinor Homes SA, 4.500%, Due 10/15/2026A	EUR	280,000	321,968
Shimao Group Holdings Ltd., 5.600%, Due 7/15/2026C		810,000	498,150
Sunac China Holdings Ltd.,
6.500%, Due 1/10/2025C		1,095,000	692,588
6.500%, Due 1/26/2026C		350,000	216,125
Via Celere Desarrollos Inmobiliarios SA, 5.250%, Due 4/1/2026A	EUR	740,000	864,977

			8,139,928

Savings & Loans - 3.58%
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C D	GBP	1,925,000	2,820,545
Nationwide Building Society,
5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)B C D	GBP	1,350,000	1,962,512
5.750%, Due 6/20/2027, (5-Yr. UK Government Bond + 5.625%)B C D	GBP	800,000	1,169,467
10.250%, Due 12/31/2049, Series CCDSC D F	GBP	1,186,700	3,057,913

			9,010,437

Total Financial			104,257,129

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 60.47% (continued)

Industrial - 2.64%

Building Materials - 0.41%
Cemex SAB de CV,
5.125%, Due 6/8/2026, (5-Yr. CMT + 4.534%)B C D		$300,000	$309,750
5.125%, Due 6/8/2026, (5-Yr. CMT + 4.534%)A B D		700,000	722,750

			1,032,500

Environmental Control - 0.23%
Verde Bidco SpA, 4.625%, Due 10/1/2026A	EUR	500,000	581,489

Hand/Machine Tools - 0.14%
IMA Industria Macchine Automatiche SpA, 3.750%, Due 1/15/2028A	EUR	325,000	366,791

Machinery - Diversified - 0.27%
TK Elevator Holdco GmbH, 6.625%, Due 7/15/2028C	EUR	567,000	680,025

Packaging & Containers - 0.79%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, Due 9/15/2028A		1,085,000	1,114,837
Kleopatra Finco SARL, 4.250%, Due 3/1/2026A	EUR	400,000	438,892
Kleopatra Holdings SCA, 6.500%, Due 9/1/2026C	EUR	220,000	228,594
Trivium Packaging Finance BV, 8.500%, Due 8/15/2027A		200,000	211,500

			1,993,823

Transportation - 0.80%
InPost SA, 2.250%, Due 7/15/2027A	EUR	1,000,000	1,110,597
National Express Group PLC, 4.250%, Due 11/26/2025, (5-Yr. UK Government Bond + 4.135%)B C D	GBP	655,000	902,383

			2,012,980

Total Industrial			6,667,608

Technology - 0.23%

Software - 0.23%
Cedacri Mergeco SpA, 4.625%, Due 5/15/2028, (3-mo. EUR EURIBOR + 4.625%)A B	EUR	500,000	570,368

Utilities - 0.26%

Electric - 0.26%
ContourGlobal Power Holdings SA,
3.125%, Due 1/1/2028A	EUR	200,000	223,385
3.125%, Due 1/1/2028C	EUR	400,000	446,770

			670,155

Total Utilities			670,155

Total Foreign Corporate Obligations (Cost $152,590,897)			152,422,534

FOREIGN SOVEREIGN OBLIGATIONS - 0.49% (Cost $1,342,606)
Segovia European CLO DAC, 5.130%, Due 10/18/2031, 2018-5A, (3-mo. EUR EURIBOR + 5.130%)A	EUR	1,190,000	1,231,598

ASSET-BACKED OBLIGATIONS - 12.04%
Ares European CLO DAC, 5.260%, Due 10/15/2030, 7X DR, (3-mo. EUR EURIBOR + 5.260%)B C	EUR	1,250,000	1,390,398
Armada Euro CLO DAC, 9.100%, Due 7/15/2033, 4X F, (3-mo. EUR EURIBOR + 9.100%)B C	EUR	700,000	797,072
Aurium CLO DAC, 3.100%, Due 4/16/2030, 3X D, (3-mo. EUR EURIBOR + 3.100%)B C	EUR	500,000	559,760
BNPP AM Euro CLO BV, 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C	EUR	500,000	546,556
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A B	EUR	500,000	550,387
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A B	EUR	500,000	532,052
Contego CLO DAC, 6.010%, Due 1/24/2034, 9A E, (3-mo. EUR EURIBOR + 6.010%)A B	EUR	1,750,000	1,950,289
CVC Cordatus Loan Fund DAC, 6.050%, Due 1/27/2031, 10A F, (3-mo. EUR EURIBOR + 6.050%)A B	EUR	1,000,000	1,054,518
Dryden 39 Euro CLO BV, 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C	EUR	1,000,000	1,118,198
Dryden 46 Euro CLO BV, 6.210%, Due 4/15/2034, 2016-46A ER, (3-mo. EUR EURIBOR + 6.210%)A B	EUR	1,400,000	1,596,262
Dryden 56 Euro CLO BV, 6.450%, Due 1/15/2032, 2017-56A F, (3-mo. EUR EURIBOR + 6.450%)A B	EUR	1,100,000	1,193,984
Dryden 62 Euro CLO BV, 4.850%, Due 7/15/2031, 2017-62X E, (3-mo. EUR EURIBOR + 4.850%)B C	EUR	1,000,000	1,094,544
E-Carat SA, 1.757%, Due 12/20/2028, 10FR E, (1-mo. EUR EURIBOR + 2.350%)B C	EUR	524,888	598,781

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

ASSET-BACKED OBLIGATIONS - 12.04% (continued)
Harvest CLO DAC,
3.950%, Due 5/11/2032, 17X DR, (3-mo. EUR EURIBOR + 3.950%)B C	EUR	500,000	$565,379
8.310%, Due 10/20/2032, 23A F, (3-mo. EUR EURIBOR + 8.310%)A B	EUR	1,100,000	1,197,692
Madison Park Euro Funding DAC,
4.860%, Due 2/15/2031, 11A EN, (3-mo. EUR EURIBOR + 4.860%)A B	EUR	1,000,000	1,086,814
6.110%, Due 7/15/2035, 9A ER, (3-mo. EUR EURIBOR + 6.110%)A B	EUR	1,000,000	1,111,014
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	223,876
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3-mo. EUR EURIBOR + 4.820%)B C	EUR	1,000,000	1,095,964
Penta CLO DAC,
6.040%, Due 7/25/2036, 2021-9A E, (3-mo. EUR EURIBOR + 6.040%)A B	EUR	1,000,000	1,110,651
8.740%, Due 7/25/2036, 2021-9A F, (3-mo. EUR EURIBOR + 8.740%)A B	EUR	1,000,000	1,089,650
Providus CLO DAC,
5.250%, Due 7/15/2031, 2X E, (3-mo. EUR EURIBOR + 5.250%)B C	EUR	545,000	622,014
6.110%, Due 5/20/2034, 6A E, (3-mo. EUR EURIBOR + 6.110%)A B	EUR	1,750,000	1,944,956
Rockfield Park CLO DAC, 5.950%, Due 7/16/2034, 1A D, (3-mo. EUR EURIBOR + 5.950%)A B	EUR	1,500,000	1,655,964
RRE 5 Loan Management DAC, 5.748%, Due 1/15/2037, 5A DR, (3-mo. EUR EURIBOR + 6.350%)A B	EUR	1,000,000	1,131,054
Voya Euro CLO DAC,
6.410%, Due 10/15/2030, 1X F, (3-mo. EUR EURIBOR + 6.410%)B C	EUR	1,100,000	1,168,966
7.900%, Due 4/15/2033, 3X F, (3-mo. EUR EURIBOR + 7.900%)B C	EUR	1,300,000	1,423,780
6.160%, Due 10/15/2034, 4A ER, (3-mo. EUR EURIBOR + 6.160%)A B	EUR	1,750,000	1,944,609

Total Asset-Backed Obligations (Cost $31,854,072)			30,355,184

U.S. TREASURY OBLIGATIONS - 12.39%
U.S. Treasury Notes/Bonds,
0.125%, Due 11/30/2022		$6,160,000	6,146,044
0.125%, Due 4/30/2023		8,480,000	8,434,950
0.125%, Due 5/31/2023		16,740,000	16,636,683

Total U.S. Treasury Obligations (Cost $31,369,002)			31,217,677

	Shares

SHORT-TERM INVESTMENTS - 1.04% (Cost $2,619,573)

Investment Companies - 1.04%
American Beacon U.S. Government Money Market Select Fund, 0.01%G H		2,619,573	2,619,573

TOTAL INVESTMENTS - 98.59% (Cost $250,532,455)			248,493,304
OTHER ASSETS, NET OF LIABILITIES - 1.41%			3,553,704

TOTAL NET ASSETS - 100.00%			$252,047,008

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $82,419,864 or 32.70% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2021.

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D Perpetual maturity. The date shown, if any, is the next call date.

E Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at December 31, 2021. The maturity date disclosed represents the final maturity date.

F Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SLU - Sociedad Limitada Unipersonal.

SOFR - Secured Overnight Financing Rate.

ULC - Unlimited Liability Company.

Centrally Cleared Swap Agreements Outstanding on December 31, 2021:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Payment Frequency	Expiration Date	Curr	Notional Amount (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	1-Day GBP-SONIA	0.95	Annually	11/16/2032	GBP	18,700	$-	$(29,144)	$(29,144)

							$-	$(29,144)	$(29,144)

Forward Foreign Currency Contracts Open on December 31, 2021:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	1,157,701	USD	1,133,038	1/10/2022	SSB	$24,663	$-	$24,663
USD	80,779,934	EUR	81,497,289	1/10/2022	SSB	-	(717,355)	(717,355)
USD	52,380,770	GBP	53,268,805	1/10/2022	SSB	-	(888,035)	(888,035)
USD	2,778,405	EUR	2,800,481	1/10/2022	SSB	-	(22,076)	(22,076)
USD	1,663,455	EUR	1,665,732	1/10/2022	SSB	-	(2,277)	(2,277)
USD	499,153	GBP	501,327	1/10/2022	SSB	-	(2,174)	(2,174)

						$24,663	$(1,631,917)	$(1,607,254)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Other Abbreviations:
SONIA	Sterling Overnight Index Average.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2021, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$30,376,319	$-	$30,376,319
Foreign Convertible Obligations	-	270,419	-	270,419
Foreign Corporate Obligations	-	152,422,534	-	152,422,534
Foreign Sovereign Obligations	-	1,231,598	-	1,231,598
Asset-Backed Obligations	-	30,355,184	-	30,355,184
U.S. Treasury Obligations	-	31,217,677	-	31,217,677
Short-Term Investments	2,619,573	-	-	2,619,573

Total Investments in Securities - Assets	$2,619,573	$245,873,731	$-	$248,493,304

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$24,663	$-	$24,663

Total Financial Derivative Instruments - Assets	$-	$24,663	$-	$24,663

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$-	$(29,144)	$-	$(29,144)
Forward Foreign Currency Contracts	-	(1,631,917)	-	(1,631,917)

Total Financial Derivative Instruments - Liabilities	$-	$(1,661,061)	$-	$(1,661,061)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 7.19%

Consumer, Non-Cyclical - 0.79%

Health Care - Services - 0.79%
HCA, Inc., 5.250%, Due 6/15/2026		$88,000	$99,009

Financial - 2.30%

Banks - 1.14%
Wells Fargo Bank NA, 5.250%, Due 8/1/2023A	GBP	100,000	143,323

REITS - 1.16%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025A	GBP	100,000	145,328

Total Financial			288,651

Industrial - 1.64%

Hand/Machine Tools - 1.64%
Stanley Black & Decker, Inc., 4.000%, Due 3/15/2060, (5-Yr. CMT + 2.657%)B		200,000	205,472

Technology - 2.46%

Software - 2.46%
Fidelity National Information Services, Inc., 1.700%, Due 6/30/2022	GBP	150,000	203,921
VMware, Inc., 1.000%, Due 8/15/2024		105,000	104,008

			307,929

Total Technology			307,929

Total Corporate Obligations (Cost $898,554)			901,061

FOREIGN CORPORATE OBLIGATIONS - 61.95%

Communications - 7.10%

Telecommunications - 7.10%
Deutsche Telekom International Finance BV, 6.500%, Due 4/8/2022A	GBP	90,000	123,647
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022A	GBP	143,000	198,624
Orange SA, 5.750%, Due 4/1/2023, (5-Yr. GBP Swap + 3.353%)A B C	GBP	100,000	142,123
Telefonica Emisiones SA, 5.289%, Due 12/9/2022A	GBP	150,000	211,359
Vodafone Group PLC, 6.250%, Due 10/3/2078, (5-Yr. Semi-Annual USD Swap + 3.051%)A B		200,000	213,806

			889,559

Total Communications			889,559

Consumer, Cyclical - 4.98%

Auto Parts & Equipment - 1.11%
GKN Holdings Ltd., 5.375%, Due 9/19/2022A	GBP	100,000	138,798

Distribution/Wholesale - 2.66%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A	GBP	140,000	194,539
Travis Perkins PLC, 3.750%, Due 2/17/2026A	GBP	100,000	139,761

			334,300

Entertainment - 1.21%
CPUK Finance Ltd., 7.239%, Due 2/28/2024A	GBP	100,000	151,338

Total Consumer, Cyclical			624,436

Consumer, Non-Cyclical - 1.30%

Food - 1.30%
Tesco PLC, 6.125%, Due 2/24/2022	GBP	120,000	163,654

Financial - 42.56%

Banks - 14.77%
Barclays PLC, 3.750%, Due 11/22/2030, (5-Yr. UK Government Bond + 3.750%)A B	GBP	100,000	142,200

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 61.95% (continued)

Financial - 42.56% (continued)

Banks - 14.77% (continued)
BNP Paribas SA, 2.000%, Due 5/24/2031, (5-Yr. UK Government Bond + 1.650%)A B	GBP	100,000	$133,275
Credit Agricole SA, 7.375%, Due 12/18/2023	GBP	150,000	225,496
HSBC Holdings PLC, 6.375%, Due 9/17/2024, (5-Yr. USD ICE Swap + 3.705%)B C		200,000	214,500
Investec Bank PLC, 9.625%, Due 2/17/2022A	GBP	100,000	136,782
Mizuho Financial Group, Inc., 4.353%, Due 10/20/2025A		200,000	216,420
NatWest Group PLC, 3.622%, Due 8/14/2030, (5-Yr. UK Government Bond + 3.550%)A B	GBP	100,000	140,834
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5-Yr. UK Government Bond + 3.956%)A B	GBP	100,000	142,854
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5-Yr. Annual EUR Swap + 2.800%)A B	EUR	165,000	196,760
Virgin Money UK PLC, 7.875%, Due 12/14/2028, (5-Yr. UK Government Bond + 7.128%)A B	GBP	125,000	187,052
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5-Yr. EUR Swap + 2.550%)A B	EUR	100,000	115,415

			1,851,588

Insurance - 22.41%
Admiral Group PLC, 5.500%, Due 7/25/2024A B	GBP	100,000	146,879
Allianz SE, 3.500%, Due 12/31/2099, (5-Yr. CMT + 2.970%)A B		200,000	200,250
ASR Nederland NV, 5.125%, Due 9/29/2045, (5-Yr. Annual EUR Swap + 5.200%)A B	EUR	100,000	131,781
Aviva PLC, 6.125%, Due 9/29/2022, (5-Yr. UK Government Bond + 2.400%)B C	GBP	100,000	139,585
Cloverie PLC, 4.750%, Due 1/20/2022A C		200,000	200,150
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5-Yr. UK Government Bond + 4.580%)A B	GBP	100,000	150,087
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A B	GBP	100,000	141,508
Nationale-Nederlanden Levensverzekering Maatschappij NV, 9.000%, Due 8/29/2042, (3-mo. EUR EURIBOR + 8.120%)A B	EUR	100,000	120,369
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	140,000	209,816
Phoenix Group Holdings PLC,
4.125%, Due 7/20/2022A	GBP	100,000	137,497
6.625%, Due 12/18/2025A	GBP	150,000	235,166
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A B	GBP	200,000	275,421
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5-Yr. UK Government Bond + 4.321%)A B	GBP	100,000	145,628
Rothesay Life PLC, 8.000%, Due 10/30/2025A	GBP	190,000	309,615
Scottish Widows Ltd., 5.500%, Due 6/16/2023A	GBP	100,000	142,555
Storebrand Livsforsikring A/S, 6.875%, Due 4/4/2043, (6-mo. EUR EURIBOR + 6.194%)A B	EUR	100,000	122,673

			2,808,980

Real Estate - 1.97%
Heimstaden Bostad AB, 3.248%, Due 11/19/2024, (5-Yr. Annual EUR Swap + 3.667%)A B C	EUR	100,000	113,981
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (3-mo. SONIA + 4.440%)A B	GBP	100,000	133,052

			247,033

Savings & Loans - 3.41%
Nationwide Building Society, 5.875%, Due 12/20/2024, (5-Yr. UK Government Bond + 5.390%)A B C	GBP	200,000	290,742
Skipton Building Society, 2.000%, Due 10/2/2026, (1-Yr. UK Government Bond + 2.150%)A B	GBP	100,000	136,199

			426,941

Total Financial			5,334,542

Industrial - 1.10%

Transportation - 1.10%
National Express Group PLC, 4.250%, Due 11/26/2025, (5-Yr. UK Government Bond + 4.135%)A B C	GBP	100,000	137,768

Utilities - 4.91%

Electric - 3.77%
Enel SpA, 3.500%, Due 5/24/2080, (5-Yr. Annual EUR Swap + 3.564%)A B	EUR	100,000	122,247
NGG Finance PLC, 5.625%, Due 6/18/2073, (12-Yr. GBP Swap + 3.480%)A B	GBP	100,000	146,860
SSE PLC, 4.750%, Due 9/16/2077, (5-Yr. Semi-Annual USD Swap + 2.574%)A B		200,000	202,977

			472,084

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 61.95% (continued)

Utilities - 4.91% (continued)

Gas - 1.14%
Centrica PLC, 5.250%, Due 4/10/2075, (5-Yr. GBP Swap + 3.611%)A B	GBP	100,000	$142,840

Total Utilities			614,924

Total Foreign Corporate Obligations (Cost $7,614,736)			7,764,883

FOREIGN SOVEREIGN OBLIGATIONS - 1.07% (Cost $134,427)
United Kingdom Gilt, 0.125%, Due 1/31/2023A	GBP	100,000	134,771

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.29%
Harben Finance PLC, 1.914%, Due 8/20/2056, 2017-1X D, (3-mo. GBP LIBOR + 1.800%)A B	GBP	232,000	314,220
Ripon Mortgages PLC, 1.614%, Due 8/20/2056, 1X C1, (3-mo. GBP LIBOR + 1.500%)A B	GBP	350,000	474,012

Total Collateralized Mortgage Obligations (Cost $751,760)			788,232

SHORT-TERM INVESTMENTS - 19.19%

U.S. Treasury Obligations - 19.19%
U.S. Treasury Bills,
0.015%, Due 2/3/2022		$250,000	249,993
0.056%, Due 3/31/2022		2,155,000	2,154,726

Total Short-Term Investments (Cost $2,404,703)			2,404,719

TOTAL INVESTMENTS - 95.69% (Cost $11,804,180)			11,993,666
OTHER ASSETS, NET OF LIABILITIES - 4.31%			540,515

TOTAL NET ASSETS - 100.00%			$12,534,181

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2021.

C Perpetual maturity. The date shown, if any, is the next call date.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

GILT - Bank of England Bonds.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on December 31, 2021:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	7,104,963	GBP	7,269,349	1/7/2022	SSB	$-	$(164,386)	$(164,386)
USD	952,919	EUR	963,813	1/7/2022	SSB	-	(10,894)	(10,894)
USD	92,642	GBP	94,805	1/7/2022	SSB	-	(2,163)	(2,163)
USD	34,160	GBP	34,824	1/7/2022	SSB	-	(664)	(664)

						$-	$(178,107)	$(178,107)

*	All values denominated in USD.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2021 (Unaudited)

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2021, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$901,061	$-	$901,061
Foreign Corporate Obligations	-	7,764,883	-	7,764,883
Foreign Sovereign Obligations	-	134,771	-	134,771
Collateralized Mortgage Obligations	-	788,232	-	788,232
Short-Term Investments	-	2,404,719	-	2,404,719

Total Investments in Securities - Assets	$-	$11,993,666	$-	$11,993,666

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(178,107)	$-	$(178,107)

Total Financial Derivative Instruments - Liabilities	$-	$(178,107)	$-	$(178,107)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and LiabilitiesSM

December 31, 2021 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$115,756,522	$245,873,731	$11,993,666
Investments in affiliated securities, at fair value‡	35,583,606	2,619,573	–
Foreign currency, at fair value^	–	438,729	273,976
Cash	–	–	395,015
Cash with brokers	34,796,344	–	–
Cash collateral held at custodian for the benefit of the broker	–	1,900,000	–
Dividends and interest receivable	552,459	2,820,634	149,290
Receivable for investments sold	358,328	–	135,355
Receivable for fund shares sold	4,102,099	583,817	–
Receivable for tax reclaims	–	19,053	647
Receivable for expense reimbursement (Note 2)	5,491	25,237	27,382
Unrealized appreciation from forward foreign currency contracts	–	24,663	–
Prepaid expenses	38,088	55,348	17,226

Total assets	191,192,937	254,360,785	12,992,557

Liabilities:
Payable for investments purchased	1,343,326	651	138,749
Payable for foreign currency deposits with broker for swap contracts, at fair value¤	–	375	–
Payable for fund shares redeemed	657,065	370,226	227
Securities sold short, at fair value±	35,257,549	–	–
Cash due to broker for swap contracts	–	424	–
Written options contracts, at fair value (premiums received $217,474)	118,489	–	–
Dividends payable	–	6,051	14,923
Dividends and interest expense payable	5,976	–	–
Management and sub-advisory fees payable (Note 2)	143,097	139,984	5,715
Service fees payable (Note 2)	311	17,629	169
Transfer agent fees payable (Note 2)	44,754	19,125	252
Custody and fund accounting fees payable	29,865	55,705	18,380
Professional fees payable	68,177	28,683	85,215
Trustee fees payable (Note 2)	877	–	–
Payable for prospectus and shareholder reports	12,285	11,790	16,114
Unrealized depreciation from forward foreign currency contracts	–	1,631,917	178,107
Payable for variation margin from open centrally cleared swap agreements (Note 5)	–	29,219	–
Other liabilities	9,284	1,998	525

Total liabilities	37,691,055	2,313,777	458,376

Net assets	$153,501,882	$252,047,008	$12,534,181

Analysis of net assets:
Paid-in-capital	$157,018,793	$263,891,557	$12,601,583
Total distributable earnings (deficits)A	(3,516,911)	(11,844,549)	(67,402)

Net assets	$153,501,882	$252,047,008	$12,534,181

See accompanying notes

American Beacon FundsSM

Statements of Assets and LiabilitiesSM

December 31, 2021 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	9,833	661,948	N/A

Y Class	15,228,731	18,910,789	266,250

Investor Class	153,717	2,457,828	N/A

A Class	N/A	720,236	20,429

C Class	N/A	766,430	13,858

R6 Class	N/A	N/A	971,501

Net assets:
R5 Class	$98,083	$7,130,364	N/A

Y Class	$151,868,176	$203,014,384	$2,614,070

Investor Class	$1,535,623	$26,112,760	N/A

A Class	N/A	$7,660,926	$200,078

C Class	N/A	$8,128,574	$133,907

R6 Class	N/A	N/A	$9,586,126

Net asset value, offering and redemption price per share:
R5 Class	$9.98	$10.77	N/A

Y Class	$9.97	$10.74	$9.82

Investor Class	$9.99	$10.62	N/A

A Class	N/A	$10.64	$9.79

A Class (offering price)	N/A	$11.05	$10.04

C Class	N/A	$10.61	$9.66

R6 Class	N/A	N/A	$9.87

† Cost of investments in unaffiliated securities	$112,392,500	$247,912,882	$11,804,180
‡ Cost of investments in affiliated securities	$35,583,606	$2,619,573	$–
^ Cost of foreign currency	$–	$433,979	$270,572
¤ Cost of foreign currency deposits with broker for swap contracts	$–	$(368)	$–
± Proceeds of securities sold short	$33,173,541	$–	$–

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2021 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Investment income:
Dividend income from unaffiliated securities	$412,942	$–	$–
Dividend income from affiliated securities (Note 2)	320	447	–
Interest income (net of foreign taxes)†	1,523,722	5,224,447	106,462
Interest income from short securities held at broker	111,600	–	–

Total investment income	2,048,584	5,224,894	106,462

Expenses:
Management and sub-advisory fees (Note 2)	852,186	841,879	30,176
Transfer agent fees:
R5 Class (Note 2)	–	2,834	–
Y Class (Note 2)	49,767	98,497	319
Investor Class	744	1,088	–
A Class	–	144	–
C Class	–	232	–
R6 Class	–	–	323
Custody and fund accounting fees	28,009	37,457	16,383
Professional fees	51,934	41,321	84,474
Registration fees and expenses	29,165	57,184	29,912
Service fees (Note 2):
Investor Class	2,929	46,294	–
A Class	–	1,825	141
C Class	–	2,169	41
Distribution fees (Note 2):
A Class	–	9,306	254
C Class	–	42,945	692
Prospectus and shareholder report expenses	9,132	13,469	655
Trustee fees (Note 2)	5,186	7,557	341
Prime broker fees	185,464	–	–
Dividends and interest on securities sold short	52,736	–	–
Loan expense (Note 9)	378	718	26
Other expenses	11,610	9,074	8,185

Total expenses	1,279,240	1,213,993	171,922

Net fees waived and expenses (reimbursed) (Note 2)	(16,504)	(125,834)	(144,499)

Net expenses	1,262,736	1,088,159	27,423

Net investment income	785,848	4,136,735	79,039

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	1,207,050	613,547	71,217
Foreign currency transactions	–	3,552,169	363,268
Forward foreign currency contracts	–	6,435,430	217,465
Swap agreements	–	(1,205)	–
Written options contracts	547,745	–	–
Short sales	(1,024,873)	–	–
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(4,089,793)	(10,267,631)	(408,824)
Foreign currency transactions	–	(72,929)	5,210
Forward foreign currency contracts	–	(5,046,269)	(375,410)
Swap agreements	–	(29,144)	–
Written options contracts	46,033	–	–
Short sales	3,963,519	–	–

Net gain (loss) from investments	649,681	(4,816,032)	(127,074)

Net increase (decrease) in net assets resulting from operations	$1,435,529	$(679,297)	$(48,035)

† Foreign taxes	$3,708	$697	$–
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income Fund		TwentyFour Strategic Income Fund
	Six Months Ended December 31, 2021	Year Ended June 30, 2021	Six Months Ended December 31, 2021	Year Ended June 30, 2021
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$785,848	$2,271,301	$4,136,735	$5,458,665
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swap agreements, written options contracts, and short sales	729,922	13,846,665	10,599,941	(2,188,092)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swap agreements, written options contracts, and short sales	(80,241)	2,363,453	(15,415,973)	13,661,287

Net increase (decrease) in net assets resulting from operations	1,435,529	18,481,419	(679,297)	16,931,860

Distributions to shareholders:
Total retained earnings:
R5 Class	(12,714)	(3,271)	(262,778)	(392,564)
Y Class	(14,337,581)	(5,673,593)	(4,231,989)	(4,467,988)
Investor Class	(172,653)	(55,268)	(500,219)	(591,388)
A Class	–	–	(153,234)	(196,210)
C Class	–	–	(133,151)	(175,977)
Ultra Class	–	–	–	(858)
R6 Class	–	–	–	–

Net distributions to shareholders	(14,522,948)	(5,732,132)	(5,281,371)	(5,824,985)

Capital share transactions (Note 10):
Proceeds from sales of shares	41,750,266	174,906,971	65,843,625	142,138,738
Reinvestment of dividends and distributions	11,894,946	4,768,388	5,258,322	5,805,488
Cost of shares redeemed	(17,789,318)	(202,262,333)	(48,241,511)	(47,949,068)

Net increase (decrease) in net assets from capital share transactions	35,855,894	(22,586,974)	22,860,436	99,995,158

Net increase (decrease) in net assets	22,768,475	(9,837,687)	16,899,768	111,102,033

Net assets:
Beginning of period	130,733,407	140,571,094	235,147,240	124,045,207

End of period	$153,501,882	$130,733,407	$252,047,008	$235,147,240

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	TwentyFour Sustainable Short Term Bond Fund
	Six Months Ended December 31, 2021	Year Ended June 30, 2021
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$79,039	$152,029
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swap agreements, written options contracts, and short sales	651,950	(655,764)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swap agreements, written options contracts, and short sales	(779,024)	924,831

Net increase (decrease) in net assets resulting from operations	(48,035)	421,096

Distributions to shareholders:
Total retained earnings:
R5 Class	–	–
Y Class	(12,754)	(6,206)
Investor Class	–	–
A Class	(2,536)	(5,925)
C Class	(1,535)	(5,627)
Ultra Class	–	–
R6 Class	(124,158)	(284,261)

Net distributions to shareholders	(140,983)	(302,019)

Capital share transactions (Note 10):
Proceeds from sales of shares	2,400,182	288,958
Reinvestment of dividends and distributions	12,904	7,275
Cost of shares redeemed	(139,146)	(214,271)

Net increase (decrease) in net assets from capital share transactions	2,273,940	81,962

Net increase (decrease) in net assets	2,084,922	201,039

Net assets:
Beginning of period	10,449,259	10,248,220

End of period	$12,534,181	$10,449,259

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. The American Beacon TwentyFour Sustainable Short Term Bond Fund is non-diversified and the American Beacon SSI Alternative Income Fund and the American Beacon TwentyFour Strategic Income Fund are diversified, as defined by the Act. As of December 31, 2021, the Trust consists of twenty-eight active series, three of which are presented in this filing: American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings. From July 1, 2021 to July 15, 2021, the American Beacon TwentyFour Sustainable Short Term Bond Fund was known as American Beacon TwentyFour Short Term Bond Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third-party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The SSI Alternative Income Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a semi-annual basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with SSI Investment Management LLC and TwentyFour Asset Management (US) LP (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

TwentyFour Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

TwentyFour Sustainable Short Term Bond Fund

First $200 million	0.20%
Next $200 million	0.185%
Next $700 million	0.175%
Over $1.1 billion	0.17%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2021 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$229,435
Sub-Advisor Fees	0.95%	622,751

Total	1.30%	$852,186

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$439,788
Sub-Advisor Fees	0.32%	402,091

Total	0.67%	$841,879

TwentyFour Sustainable Short Term Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$19,203
Sub-Advisor Fees	0.20%	10,973

Total	0.55%	$30,176

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$49,767
TwentyFour Strategic Income	97,703
TwentyFour Sustainable Short Term Bond	319

As of December 31, 2021, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SSI Alternative Income	$8,089
TwentyFour Strategic Income	16,691
TwentyFour Sustainable Short Term Bond	127

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a December 31, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2021 Fair Value
U.S. Government Money Market Select	Direct	SSI Alternative Income	$35,583,606	$-	$-	$320	$35,583,606
U.S. Government Money Market Select	Direct	TwentyFour Strategic Income	2,619,573	-	-	447	2,619,573

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2021, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$3,039
TwentyFour Strategic Income	3,405

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2021, the TwentyFour Sustainable Short Term Bond Fund borrowed $9,080 for 1 day at an interest rate of 0.83% with interest charges of less than $1 and the TwentyFour Strategic Income Fund borrowed on average $1,012,176 for 5 days at an average interest rate of 0.88% with interest charges of $122. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended December 31, 2021, the SSI Alternative Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through October 31, 2022, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended December 31, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2021 – 10/31/2021	11/1/2021 – 12/31/2021	Reimbursed Expenses	(Recouped) Expenses
SSI Alternative Income	R5	1.49%	1.49%	$8	$(1	)*	2024-2025
SSI Alternative Income	Y	1.56%	1.56%	15,213	(916	)*	2024-2025
SSI Alternative Income	Investor	1.81%	1.81%	1,283	-		2024-2025
TwentyFour Strategic Income	R5	0.72%	0.72%	7,846	-		2024-2025
TwentyFour Strategic Income	Y	0.80%	0.80%	100,921	-		2024-2025
TwentyFour Strategic Income	Investor	1.09%	1.09%	11,547	-		2024-2025
TwentyFour Strategic Income	A	1.00%	1.00%	3,912	-		2024-2025
TwentyFour Strategic Income	C	1.84%	1.81%	1,608	(467	)*	2024-2025
TwentyFour Sustainable Short Term Bond	Y	0.57%	0.57%	11,814	-		2024-2025
TwentyFour Sustainable Short Term Bond	A	0.87%	0.87%	2,653	-		2024-2025
TwentyFour Sustainable Short Term Bond	C	1.62%	1.62%	1,750	-		2024-2025
TwentyFour Sustainable Short Term Bond	R6	0.47%	0.47%	128,282	-		2024-2025

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statements of Operations.

Of the above amounts, $5,491, $25,237 and $27,382 were disclosed as a Receivable for Expense Reimbursement on the Statements of Assets and Liabilities at December 31, 2021 for the SSI Alternative Income Fund, TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$916	$170,009	$-	2021-2022
SSI Alternative Income	1	93,498	-	2022-2023
SSI Alternative Income	-	62,663	-	2023-2024
TwentyFour Strategic Income	467	188,259	186,961	2021-2022
TwentyFour Strategic Income	-	255,373	-	2022-2023
TwentyFour Strategic Income	-	266,053	-	2023-2024
TwentyFour Sustainable Short Term Bond	-	193,288	-	2022-2023
TwentyFour Sustainable Short Term Bond	-	323,848	-	2023-2024

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2021, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 43% for the SSI Alternative Income Fund and one account has been identified as representing an affiliated significant ownership of approximately 77% for the TwentyFour Sustainable Short Term Bond Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2021 there were no A Class Shares sales charges collected from TwentyFour Strategic Income Fund or TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended December 31, 2021, CDSC fees of $263 was collected for the A Class Shares of TwentyFour Strategic Income Fund. During the period ended December 31, 2021 there were no CDSC fees for A Class Shares collected for TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended December 31, 2021, CDSC fees of $1,719 were collected for the C Class Shares of TwentyFour Strategic Income Fund. During the period ended December 31, 2021 there were no CDSC fees for C Class Shares collected for TwentyFour Sustainable Short Term Bond Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Asset-Backed and Mortgage-Related Securities

ABS are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. A Fund, the Manager, and the sub-advisor do not select the loans or other assets that are included in the collateral backing those pools.

A Fund may also invest in debt obligations of U.S. Government-sponsored enterprises, including Fannie Mae, Freddie Mac, FFCB and the Tennessee Valley Authority. Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac are supported by the issuers’ right to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may invest in ABS and mortgage-related securities. The Funds currently invest in CMOs and mortgage-related securities issued by private organizations which are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities Fannie Mae, a government sponsored corporation owned entirely by private stockholders, and Freddie Mac, a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. Mortgage-related securities are pools created by non-governmental issuers generally offering a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. Common stock may be traded via an exchange or over-the-counter. Over-the-counter stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

securities with higher interest rates may be prepaid by their issuers, thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Floating Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended December 31, 2021 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2021, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

Special Purpose Acquisition Company (“SPAC”)

SPAC is a publicly traded company that raises investment capital via an initial public offering (“IPO”) for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public, and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the entity’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. The Funds did not hold any SPACs as of December 31, 2021.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Variable and Floating Rate Securities

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a variable or floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Variable and floating rate securities will not generally increase in value if interest rates decline.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security or currency, in the case of a put option. An option on a futures contract provides the holder with the right to enter into a ‘‘long’’ position in the underlying futures contract, in the case of a call option, or a ‘‘short’’ position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

During the period ended December 31, 2021, the SSI Alternative Income Fund purchased/sold options primarily for hedging.

Average Option Notional Amounts Outstanding Period Ended December 31, 2021
Fund	Purchased Contracts	Written Contracts
SSI Alternative Income	$-	$93,850

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended December 31, 2021, the TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund entered into forward foreign currency contracts primarily for return enhancement and hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended December 31, 2021
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$1,125,978	$163,220,084
TwentyFour Sustainable Short Term Bond	45,545	8,846,558

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members – generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, the Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and the Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which the Fund enters normally provide for the obligations of the Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, the Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by the Fund. However, the Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that the Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

Interest Rate Swap Agreements

The TwentyFour Strategic Income Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the year ended December 31, 2021, the TwentyFour Strategic Income Fund entered into interest rate swaps primarily for return enhancement, hedging and adjusting portfolio duration.

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

Average Interest Rate Swaps Notional Amounts Outstanding
Fund	Year Ended December 31, 2021
TwentyFour Strategic Income	4,675,000

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SSI Alternative Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2021:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts outstanding	$–	$–	$–	$–	$(118,489)	$(118,489)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$–	$–	$–	$–	$547,745	$547,745

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$–	$–	$–	$–	$46,033	$46,033

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$24,663	$–	$–	$–	$24,663

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(1,631,917)	$–	$–	$–	$(1,631,917)
Swap agreements	–	–	–	(29,144)	–	(29,144)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$6,435,430	$–	$–	$–	$6,435,430
Swap agreements	–	–	–	(1,205)	–	(1,205)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(5,046,269)	$–	$–	$–	$(5,046,269)
Swap agreements	–	–	–	(29,144)	–	(29,144)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

TwentyFour Sustainable Short Term Bond Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2021:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(178,107)	$–	$–	$–	$(178,107)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$217,465	$–	$–	$–	$217,465

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(375,410)	$–	$–	$–	$(375,410)

(1) See Note 3 in the Notes to Financial Statements for additional information.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2021.

SSI Alternative Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2021:
	Assets	Liabilities
Written Options Contracts	$-	$118,489

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$118,489

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$118,489

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2021:
	Assets	Liabilities
Swap Agreements – Centrally Cleared	$-	$29,144
Forward Foreign Currency Contracts	$24,663	$1,631,917

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$24,663	$1,661,061

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(29,144)

Total derivative assets and liabilities subject to an MNA	$24,663	$1,631,917

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2021:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$24,663	$(24,663)	$-	$-	$-

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$1,631,917	$(24,663)	$-	$-	$1,607,254

TwentyFour Sustainable Short Term Bond Fund

Offsetting of Financial and Derivative Assets as of December 31, 2021:
	Assets	Liabilities
Forward Foreign Currency Contracts	$-	$178,107

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$178,107

Total derivative assets and liabilities subject to an MNA	$-	$178,107

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2021:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$178,107	$—	$—	$—	$178,107

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain Mortgage-Backed Securities (“MBS”) and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Funds’ exposure to foreign currencies may reduce the returns of a Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, or to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities. Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil. A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Exposure to high-yield securities (commonly referred to as ‘’junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have variable or floating coupon rates that are based on LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally, and the termination of certain Reference Rates presents risks to a Fund. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the official phasing out of LIBOR.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to experience a loss or difficulty in selling investments to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which will increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or has exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

The American Beacon TwentyFour Sustainable Short Term Bond Fund is non-diversified, which means the Fund may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve is anticipated to raise interest rates beginning in 2022, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The SSI Alternative Income Fund’s short positions are speculative and are subject to special risks. A short position involves the sale by a Fund of a security that it does not own. A Fund then intends to purchase the same security at a later date at a lower price. A Fund may enter into a short position through a forward commitment, a futures contract, an option, or a swap agreement. If the price of the security or derivative has increased during the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

time a Fund holds the short position, then a Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, and that the Fund may lose more money than the actual cost of the investment. A Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that a Fund is required to purchase is unlimited. There can be no assurance that the securities necessary to cover the short position will be available for purchase by a Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by a Fund. Furthermore, a Fund may be forced to close out a short position prematurely if a counterparty from which a Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. Short positions also include greater reliance on a sub-advisor’s ability to accurately anticipate the future value of a security or instrument. A Fund may invest the proceeds of a short sale, and therefore, be subject to the effect of leverage, in that short selling amplifies changes in a Fund’s NAV since it increases the exposure of a Fund to the market and may increase losses and the volatility of returns. If such instruments are traded over-the-counter, there is the risk that the counterparty may fail to honor its contract terms, causing a loss to a Fund.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Sustainable Investing Risk

The TwentyFour Sustainable Short Term Bond Fund’s incorporation of sustainable investing considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the sustainable investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. The Fund may underperform funds that do not incorporate these considerations. The sub-advisor uses sustainability research and/or ratings information provided by one or more third parties in performing this analysis and considering sustainability risks. As there are few generally accepted standards to use in such considerations, the information and considerations used for the Fund may differ from the information and consideration used for other funds.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2021 for SSI Alternative Income and TwentyFour Strategic Income and the tax years in the two year period ended June 30, 2021 for TwentyFour Sustainable Short Term Bond remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2021, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSI Alternative Income	$153,943,232	$9,577,149	$(14,165,276)	$(4,588,127)
TwentyFour Strategic Income	251,341,790	4,464,766	(7,318,492)	(2,853,726)
TwentyFour Sustainable Short Term Bond	11,905,550	466,944	(373,728)	93,216

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2021, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$-	$-
TwentyFour Strategic Income	23,107	-
TwentyFour Sustainable Short Term Bond	4,291,233	8,883,773

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$38,371,121	$-	$43,946,575	$-
TwentyFour Strategic Income	60,982,235	3,497,402	25,884,947	8,290,123
TwentyFour Sustainable Short Term Bond	2,384,422	209,852	1,993,676	209,311

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2021 were as follows:

Fund	Type of Transaction	June 30, 2021 Shares/Fair Value	Purchases	Sales	December 31, 2021 Shares/Fair Value
SSI Alternative Income	Direct	$2,971,598	$57,878,836	$25,266,828	$35,583,606
TwentyFour Strategic Income	Direct	9,818,634	57,979,378	65,178,439	2,619,573

9.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2021, the Funds did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

R5 Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase (decrease) in shares outstanding	-	$-	-	$-

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

	Y Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	4,040,931	$41,159,756	15,522,238	$170,135,905
Reinvestment of dividends	1,169,291	11,722,293	445,409	4,736,909
Shares redeemed	(1,578,779)	(17,311,602)	(18,134,731)	(197,853,130)

Net increase (decrease) in shares outstanding	3,631,443	$35,570,447	(2,167,084)	$(22,980,316)

	Investor Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	52,903	$590,510	442,462	$4,771,066
Reinvestment of dividends	17,242	172,653	2,962	31,479
Shares redeemed	(43,372)	(477,716)	(403,553)	(4,409,203)

Net increase in shares outstanding	26,773	$285,447	41,871	$393,342

	R5 Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	274,052	$3,016,364	453,811	$4,876,189
Reinvestment of dividends	24,131	262,778	36,666	392,564
Shares redeemed	(706,677)	(7,612,782)	(376,536)	(4,071,661)

Net increase (decrease) in shares outstanding	(408,494)	$(4,333,640)	113,941	$1,197,092

	Y Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	4,439,578	$48,337,282	10,770,273	$115,849,848
Reinvestment of dividends	388,331	4,209,820	416,733	4,459,269
Shares redeemed	(2,637,496)	(28,574,600)	(3,198,090)	(34,440,052)

Net increase in shares outstanding	2,190,413	$23,972,502	7,988,916	$85,869,065

	Investor Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,191,723	$12,802,825	1,303,661	$13,950,451
Reinvestment of dividends	46,647	500,219	55,779	591,388
Shares redeemed	(966,329)	(10,417,204)	(622,198)	(6,557,432)

Net increase in shares outstanding	272,041	$2,885,840	737,242	$7,984,407

	A Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	121,488	$1,319,688	228,986	$2,437,919
Reinvestment of dividends	14,182	152,354	18,413	195,247
Shares redeemed	(60,169)	(652,735)	(116,105)	(1,228,199)

Net increase in shares outstanding	75,501	$819,307	131,294	$1,404,967

American Beacon FundsSM

Notes to Financial Statements

December 31, 2021 (Unaudited)

	C Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	34,290	$367,466	473,613	$5,024,331
Reinvestment of dividends	12,431	133,151	15,769	167,020
Shares redeemed	(91,618)	(984,190)	(145,432)	(1,549,677)

Net increase (decrease) in shares outstanding	(44,897)	$(483,573)	343,950	$3,641,674

	Ultra Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	(9,600)	(102,047)

Net decrease in shares outstanding	-	$-	(9,600)	$(102,047)

	Y Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	243,625	$2,400,182	27,273	$273,536
Reinvestment of dividends	1,133	11,178	158	1,579
Shares redeemed	(13,839)	(136,320)	(7,171)	(71,835)

Net increase in shares outstanding	230,919	$2,275,040	20,260	$203,280

	A Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	131	1,290	301	2,999
Shares redeemed	-	-	(823)	(8,191)

Net increase (decrease) in shares outstanding	131	$1,290	(522)	$(5,192)

	C Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	1,552	$15,422
Reinvestment of dividends	45	436	272	2,697
Shares redeemed	(290)	(2,826)	(13,493)	(134,245)

Net (decrease) in shares outstanding	(245)	$(2,390)	(11,669)	$(116,126)

	R6 Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase (decrease) in shares outstanding	-	$-	-	$-

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,				May 20, 2019B to June 30,
	2021		2021		2020		2019#

	(unaudited)
Net asset value, beginning of period	$11.15		$10.15		$10.27		$10.17

Income (loss) from investment operations:
Net investment income	0.07		0.16		0.19		0.03
Net gains on investments (both realized and unrealized)	0.05		1.18		0.06		0.07

Total income (loss) from investment operations	0.12		1.34		0.25		0.10

Less distributions:
Dividends from net investment income	(0.21)		(0.26)		(0.37)		-
Distributions from net realized gains	(1.08)		(0.08)		-		-

Total distributions	(1.29)		(0.34)		(0.37)		-

Net asset value, end of period	$9.98		$11.15		$10.15		$10.27

Total returnC	1.14	%D	13.33%		2.49%		0.98	%D

Ratios and supplemental data:
Net assets, end of period	$98,083		$109,650		$99,760		$100,976
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.87	%E	1.93%		4.90%		2.76	%E
Expenses, net of reimbursements and/or recoupments	1.85	%E F	1.89	%F	2.19	%F	1.83	%E F
Net investment income (loss), before expense reimbursements	1.23	%E	1.43%		(0.81)%		1.41	%E
Net investment income, net of reimbursements and/or recoupments	1.25	%E	1.47%		1.90%		2.34	%E
Portfolio turnover rate	45	%D	326%		242%		20	%D

#	Fiscal year end changed from March 31 to June 30.
A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.49%, 1.49%, 1.49% and 1.49% for the period ended December 31, 2021, year ended June 30, 2021, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	Six Months Ended December 31,		Year Ended June 30,				April 1, 2019 to June 30,		Year Ended March 31,

	2021		2021		2020		2019#		2019		2018		2017

	(unaudited)
Net asset value, beginning of period	$11.14		$10.14		$10.27		$10.12		$10.04		$9.90		$9.33

Income (loss) from investment operations:
Net investment income	0.15		0.08		0.19		0.08		0.20	B	0.19	B	0.21	B
Net gains (losses) on investments (both realized and unrealized)	(0.04)		1.26		0.05		0.07		0.07		0.13		0.49

Total income (loss) from investment operations	0.11		1.34		0.24		0.15		0.27		0.32		0.70

Less distributions:
Dividends from net investment income	(0.20)		(0.26)		(0.37)		-		(0.19)		(0.18)		(0.13)
Distributions from net realized gains	(1.08)		(0.08)		-		-		-		-		-

Total distributions	(1.28)		(0.34)		(0.37)		-		(0.19)		(0.18)		(0.13)

Net asset value, end of period	$9.97		$11.14		$10.14		$10.27		$10.12		$10.04		$9.90

Total return	1.04	%D	13.33%		2.35%		1.48	%C D	2.71	%E	3.28	%E	7.54	%E

Ratios and supplemental data:
Net assets, end of period	$151,868,176		$129,211,872		$139,609,314		$227,279,618		$279,429,760		$281,239,955		$295,950,357
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.95	%G	2.00%		2.32%		2.14	%G	1.79	%F	1.76	%F	2.06	%F
Expenses, net of reimbursements and/or recoupments	1.92	%G H	1.96	%H	2.27	%H	1.71	%G H	1.79	%F	1.76	%F	2.06	%F
Net investment income, before expense reimbursements and/or recoupments	1.17	%G	1.24%		1.81%		1.81	%G	1.99%		1.85%		2.12%
Net investment income, net of reimbursements and/or recoupments	1.20	%G	1.28%		1.86%		2.24	%G	1.99%		1.85%		2.12%
Portfolio turnover rate	45	%D	326%		242%		20	%D	76%		52%		54%

#	Fiscal year end changed from March 31 to June 30.
A	On May 17, 2019, Class I was re-designated as Y Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30%, 0.27%, 0.57%, and 0.60% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.56%, 1.56%, 1.56% and 1.54% for the period ended December 31, 2021, year ended June 30, 2021, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor ClassA
	Six Months Ended December 31,		Year Ended June 30,				April 1, 2019 to June 30,		Year Ended March 31,

	2021		2021		2020		2019#		2019		2018		2017

	(unaudited)
Net asset value, beginning of period	$11.12		$10.13		$10.27		$10.13		$10.04		$9.90		$9.32

Income (loss) from investment operations:
Net investment income	0.08		0.08		0.17		0.03		0.17	B	0.16	B	0.18	B
Net gains on investments (both realized and unrealized)	0.02		1.23		0.04		0.11		0.07		0.13		0.50

Total income (loss) from investment operations	0.10		1.31		0.21		0.14		0.24		0.29		0.68

Less distributions:
Dividends from net investment income	(0.15)		(0.24)		(0.35)		-		(0.15)		(0.15)		(0.10)
Distributions from net realized gains	(1.08)		(0.08)		-		-		-		-		-

Total distributions	(1.23)		(0.32)		(0.35)		-		(0.15)		(0.15)		(0.10)

Net asset value, end of period	$9.99		$11.12		$10.13		$10.27		$10.13		$10.04		$9.90

Total return	0.94	%D	13.03%		2.07%		1.38	%C D	2.47	%E	2.99	%E	7.33	%E

Ratios and supplemental data:
Net assets, end of period	$1,535,623		$1,411,885		$862,020		$946,784		$856,300		$1,256,917		$4,639,463
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.34	%G	2.32%		2.97%		2.39	%G	2.04	%F	2.01	%F	2.31	%F
Expenses, net of reimbursements and/or recoupments	2.17	%G H	2.20	%H	2.52	%H	1.98	%G H	2.04	%F	2.01	%F	2.31	%F
Net investment income, before expense reimbursements and/or recoupments	0.77	%G	0.84%		1.13%		1.62	%G	1.74%		1.60%		1.87%
Net investment income, net of reimbursements and/or recoupments	0.94	%G	0.96%		1.58%		2.04	%G	1.74%		1.60%		1.87%
Portfolio turnover rate	45	%D	326%		242%		20	%D	76%		52%		54%

#	Fiscal year end changed from March 31 to June 30.
A	On May 17, 2019, Class A was re-designated as Investor Class.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F

If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.30%, 0.27%, 0.57%, and 0.60% for the periods ended March 31, respectively.

G	Annualized.
H

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.81%, 1.81%, 1.81% and 1.81% for the period ended December 31, 2021, year ended June 30, 2021, year ended June 30, 2020 and period ended June 30, 2019, respectively.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31,		Year Ended June 30,					April 3, 2017B to June 30,

	2021		2021	2020	2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$11.02		$10.27	$10.24	$10.07		$10.17	$10.00

Income (loss) from investment operations:
Net investment income	0.19	C	0.41	0.35	0.43	C	0.44	0.20
Net gains (losses) on investments (both realized and unrealized)	(0.21)		0.71	0.03	0.27		(0.09)	0.06

Total income (loss) from investment operations	(0.02)		1.12	0.38	0.70		0.35	0.26

Less distributions:
Dividends from net investment income	(0.23)		(0.37)	(0.35)	(0.52)		(0.45)	-
Distributions from net realized gains	-		-	-	(0.01)		-	-
Tax return of capitalD	-		-	-	-		-	(0.09)

Total distributions	(0.23)		(0.37)	(0.35)	(0.53)		(0.45)	(0.09)

Net asset value, end of period	$10.77		$11.02	$10.27	$10.24		$10.07	$10.17

Total returnE	(0.15	)%F	11.06%	3.81%	7.27%		3.49%	2.58	%F

Ratios and supplemental data:
Net assets, end of period	$7,130,364		$11,799,339	$9,824,323	$8,968,940		$6,460,768	$102,562
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84	%G	0.91%	1.01%	1.22%		1.74%	9.14	%G
Expenses, net of reimbursements and/or recoupments	0.72	%G	0.72%	0.72%	0.72%		0.72%	0.72	%G
Net investment income (loss), before expense reimbursements and/or recoupments	3.28	%G	3.05%	2.69%	3.81%		3.22%	(3.68	)%G
Net investment income, net of reimbursements and/or recoupments	3.40	%G	3.24%	2.98%	4.31%		4.24%	4.74	%G
Portfolio turnover rate	14	%F	79%	185%	198%		135%	27	%F

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Per share amounts have been calculated using the average shares method.
D	Tax return of capital is calculated based on outstanding shares at the time of distribution.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31,		Year Ended June 30,				April 3, 2017A to June 30,

	2021		2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.99		$10.25	$10.22	$10.06	$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.39	0.37	0.42	0.46	0.11
Net gains (losses) on investments (both realized and unrealized)	(0.21)		0.72	0.01	0.27	(0.11)	0.14

Total income (loss) from investment operations	(0.02)		1.11	0.38	0.69	0.35	0.25

Less distributions:
Dividends from net investment income	(0.23)		(0.37)	(0.35)	(0.52)	(0.45)	-
Distributions from net realized gains	-		-	-	(0.01)	-	-
Tax return of capitalB	-		-	-	-	-	(0.09)

Total distributions	(0.23)		(0.37)	(0.35)	(0.53)	(0.45)	(0.09)

Net asset value, end of period	$10.74		$10.99	$10.25	$10.22	$10.06	$10.16

Total returnC	(0.15	)%D	11.00%	3.82%	7.18%	3.49%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$203,014,384		$183,749,947	$89,459,856	$38,664,428	$22,277,957	$657,411
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.90	%E	0.96%	1.09%	1.42%	1.78%	7.64	%E
Expenses, net of reimbursements and/or recoupments	0.80	%E	0.81%	0.82%	0.82%	0.82%	0.82	%E
Net investment income (loss), before expense reimbursements and/or recoupments	3.26	%E	3.02%	2.58%	3.60%	3.25%	(2.94	)%E
Net investment income, net of reimbursements and/or recoupments	3.36	%E	3.17%	2.85%	4.20%	4.21%	3.88	%E
Portfolio turnover rate	14	%D	79%	185%	198%	135%	27	%D

A	Commencement of operations.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31,		Year Ended June 30,				April 3, 2017A to June 30,

	2021		2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$10.88		$10.16	$10.15	$10.02	$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.18		0.33	0.44	0.38	0.43	0.14
Net gains (losses) on investments (both realized and unrealized)	(0.22)		0.74	(0.08)	0.27	(0.12)	0.11

Total income (loss) from investment operations	(0.04)		1.07	0.36	0.65	0.31	0.25

Less distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.35)	(0.51)	(0.45)	-
Distributions from net realized gains	-		-	-	(0.01)	-	-
Tax return of capitalB	-		-	-	-	-	(0.09)

Total distributions	(0.22)		(0.35)	(0.35)	(0.52)	(0.45)	(0.09)

Net asset value, end of period	$10.62		$10.88	$10.16	$10.15	$10.02	$10.16

Total returnC	(0.41	)%D	10.67%	3.58%	6.84%	3.09%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$26,112,760		$23,773,539	$14,710,345	$1,422,906	$1,271,611	$240,201
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%E	1.24%	1.42%	1.69%	2.16%	10.00	%E
Expenses, net of reimbursements and/or recoupments	1.09	%E	1.09%	1.09%	1.09%	1.09%	1.09	%E
Net investment income (loss), before expense reimbursements and/or recoupments	2.99	%E	2.73%	2.23%	3.30%	2.89%	(4.86	)%E
Net investment income, net of reimbursements and/or recoupments	3.08	%E	2.88%	2.56%	3.90%	3.96%	4.06	%E
Portfolio turnover rate	14	%D	79%	185%	198%	135%	27	%D

A	Commencement of operations.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31,		Year Ended June 30,		October 29, 2018A to June 30,
	2021		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$10.89		$10.16	$10.16	$9.95

Income (loss) from investment operations:
Net investment income	0.19		0.35	0.23	0.33
Net gains (losses) on investments (both realized and unrealized)	(0.22)		0.72	0.11	0.26

Total income (loss) from investment operations	(0.03)		1.07	0.34	0.59

Less distributions:
Dividends from net investment income	(0.22)		(0.34)	(0.34)	(0.37)
Distributions from net realized gains	–		–	–	(0.01)

Total distributions	(0.22)		(0.34)	(0.34)	(0.38)

Net asset value, end of period	$10.64		$10.89	$10.16	$10.16

Total returnB	(0.26	)%C	10.73%	3.44%	6.18	%C

Ratios and supplemental data:
Net assets, end of period	$7,660,926		$7,020,746	$5,216,325	$6,270,835
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%D	1.16%	1.34%	1.78	%D
Expenses, net of reimbursements and/or recoupments	1.00	%D	1.04%	1.12%	1.12	%D
Net investment income, before expense reimbursements and/or recoupments	3.05	%D	2.81%	2.35%	3.30	%D
Net investment income, net of reimbursements and/or recoupments	3.16	%D	2.93%	2.57%	3.96	%D
Portfolio turnover rate	14	%C	79%	185%	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31,		Year Ended June 30,		October 29, 2018A to June 30,
	2021		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$10.85		$10.13	$10.14	$9.95

Income (loss) from investment operations:
Net investment income	0.12		0.27	0.30	0.24
Net gains (losses) on investments (both realized and unrealized)	(0.19)		0.72	(0.03)	0.30

Total income (loss) from investment operations	(0.07)		0.99	0.27	0.54

Less distributions:
Dividends from net investment income	(0.17)		(0.27)	(0.28)	(0.34)
Distributions from net realized gains	–		–	–	(0.01)

Total distributions	(0.17)		(0.27)	(0.28)	(0.35)

Net asset value, end of period	$10.61		$10.85	$10.13	$10.14

Total returnB	(0.66	)%C	9.87%	2.72%	5.63	%C

Ratios and supplemental data:
Net assets, end of period	$8,128,574		$8,803,669	$4,735,447	$1,659,229
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.86	%D	1.95%	2.14%	2.58	%D
Expenses, net of reimbursements and/or recoupments	1.83	%D	1.85%	1.87%	1.87	%D
Net investment income, before expense reimbursements and/or recoupments	2.28	%D	2.02%	1.57%	2.50	%D
Net investment income, net of reimbursements and/or recoupments	2.31	%D	2.12%	1.84%	3.20	%D
Portfolio turnover rate	14	%C	79%	185%	198	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021		February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$10.02		$9.92		$10.00

Income (loss) from investment operations:
Net investment income	0.22		0.21		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.26)		0.18		(0.06)

Total income (loss) from investment operations	(0.04)		0.39		(0.01)

Less distributions:
Dividends from net investment income	(0.16)		(0.29)		(0.07)
Distributions from net realized gains	-		-		-

Total distributions	(0.16)		(0.29)		(0.07)

Net asset value, end of period	$9.82		$10.02		$9.92

Total returnB	(0.43	)%C	4.00%		(0.09	)%C

Ratios and supplemental data:
Net assets, end of period	$2,614,070		$354,076		$149,445
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.29	%D	4.65	%E	11.60	%D E
Expenses, net of reimbursements and/or recoupments	0.57	%D	0.57%		0.57	%D
Net investment (loss), before expense reimbursements and/or recoupments	(1.41	)%D	(2.71	)%E	(9.96	)%D E
Net investment income, net of reimbursements and/or recoupments	1.31	%D	1.37%		1.07	%D
Portfolio turnover rate	23	%C	54%		7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021		February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$9.98		$9.91		$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.11		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.13)		0.25		(0.07)

Total income (loss) from investment operations	(0.07)		0.36		(0.02)

Less distributions:
Dividends from net investment income	(0.12)		(0.29)		(0.07)
Distributions from net realized gains	-		-		-

Total distributions	(0.12)		(0.29)		(0.07)

Net asset value, end of period	$9.79		$9.98		$9.91

Total returnB	(0.66	)%C	3.70%		(0.19	)%C

Ratios and supplemental data:
Net assets, end of period	$200,078		$202,627		$206,227
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.48	%D	5.33	%E	10.25	%D E
Expenses, net of reimbursements and/or recoupments	0.87	%D	0.87%		0.87	%D
Net investment (loss), before expense reimbursements and/or recoupments	(1.53	)%D	(3.36	)%E	(8.59	)%D E
Net investment income, net of reimbursements and/or recoupments	1.08	%D	1.10%		0.79	%D
Portfolio turnover rate	23	%C	54%		7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021		February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$9.87		$9.87		$10.00

Income (loss) from investment operations:
Net investment incomeB	0.01		0.03	B	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.11)		0.26		(0.08)

Total income (loss) from investment operations	(0.10)		0.29		(0.06)

Less distributions:
Dividends from net investment income	(0.11)		(0.29)		(0.07)
Distributions from net realized gains	-		-		-

Total distributions	(0.11)		(0.29)		(0.07)

Net asset value, end of period	$9.66		$9.87		$9.87

Total returnC	(1.02	)%D	3.00%		(0.59	)%D

Ratios and supplemental data:
Net assets, end of period	$133,907		$139,238		$254,319
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.15	%E	6.04%		10.34	%E F
Expenses, net of reimbursements and/or recoupments	1.62	%E	1.62%		1.62	%E
Net investment (loss), before expense reimbursements and/or recoupments	(2.20	)%E	(4.08)%		(8.62	)%E F
Net investment income, net of reimbursements and/or recoupments	0.33	%E	0.34%		0.10	%E
Portfolio turnover rate	23	%D	54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended December 31, 2021		Year Ended June 30, 2021	February 18, 2020A to June 30, 2020

	(unaudited)
Net asset value, beginning of period	$10.04		$9.92	$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.15	0.04
Net gains (losses) on investments (both realized and unrealized)	(0.11)		0.26	(0.05)

Total income (loss) from investment operations	(0.04)		0.41	(0.01)

Less distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.07)

Total distributions	(0.13)		(0.29)	(0.07)

Net asset value, end of period	$9.87		$10.04	$9.92

Total returnB	(0.42	)%C	4.21%	(0.09	)%C

Ratios and supplemental data:
Net assets, end of period	$9,586,126		$9,753,318	$9,638,229
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.10	%D	4.44%	6.83	%D E
Expenses, net of reimbursements and/or recoupments	0.47	%D	0.47%	0.47	%D
Net investment (loss), before expense reimbursements and/or recoupments	(1.15	)%D	(2.47)%	(5.20	)%D E
Net investment income, net of reimbursements and/or recoupments	1.48	%D	1.50%	1.16	%D
Portfolio turnover rate	23	%C	54%	7	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

Disclosure Regarding Approvals of the Management and Investment Advisory Agreement (Unaudited)

Approvals Related to the American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Short Term Bond Fund (The American Beacon TwentyFour Sustainable Short Term Bond Fund was previously named the American Beacon TwentyFour Short Term Bond Fund.)

At a special meeting held on June 29, 2021, the Board of Trustees (the “Board”) of American Beacon Funds (“Trust”) considered the approval of a new investment advisory agreement (the “Interim Agreement”) among American Beacon Advisors, Inc. (“Manager”), TwentyFour Asset Management (US) LP (“TwentyFour”), and the Trust, on behalf of the American Beacon TwentyFour Strategic Income Fund and the American Beacon TwentyFour Short Term Bond Fund (the “Funds”). The Board was advised that TwentyFour Asset Management LLP (“TwentyFour AM”), the parent company of TwentyFour, was expected to undergo a change in control (the “Transaction”) the following day, and that because TwentyFour was an indirect wholly-owned subsidiary of TwentyFour AM, the Transaction would result in an assignment and the automatic termination of the existing Investment Advisory Agreement among the Manager, TwentyFour and the Trust, on behalf of the Funds (the “Old Agreement”).

In connection with its consideration of the Interim Agreement, the Board considered that the Interim Agreement would contain the same substantive terms and conditions as the Old Agreement and that the services provided by TwentyFour to the Funds and the fee rates paid by the Funds to TwentyFour would remain unchanged. The Board also considered that the individuals who currently provide portfolio management services to the Funds would remain the same after the change of control. Additionally, the Board considered that the Interim Agreement would remain in effect until September 30, 2021, unless sooner terminated, and that the Board would receive additional information in connection with its consideration of a replacement Investment Advisory Agreement at a future meeting. The Board also considered certain of the extensive information provided to it in connection with the annual renewal of the Old Agreement at its meetings held on June 8-9, 2021, in determining whether to approve the Interim Agreement.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or TwentyFour, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), concluded that the approval of the Interim Agreement was in the best interests of the Funds and approved the Interim Agreement.

At a meeting held on August 23-24, 2021, the Board approved a new investment advisory agreement (“New Agreement”) among the Manager, TwentyFour and the Trust, on behalf of the Funds. The New Agreement replaced the Interim Agreement in advance of the Transaction. Because TwentyFour is an indirect wholly-owned subsidiary of TwentyFour AM, the Transaction would have resulted in an assignment and the automatic termination of the Old Agreement. The Interim Agreement permitted TwentyFour to continue, on an interim basis, to manage the Funds without interruption in advance of the Board’s consideration of the New Agreement.

In connection with its consideration of the New Agreement, the Board reviewed information provided by TwentyFour regarding the Transaction and the operation of TwentyFour following the Transaction. The Board considered that the New Agreement contained the same substantive terms and conditions as the Old Agreement and the Interim Agreement, and that the services provided by TwentyFour to the Funds and the fee rates paid by the Funds to TwentyFour were unchanged. The Board also considered that the individuals who provide portfolio management services to the Funds also remained unchanged after the change of control. The Board also considered certain of the extensive information provided to it in connection with the annual renewal of the Old Agreement at its meetings held on June 8-9, 2021.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or TwentyFour, as that term is defined in the 1940 Act, concluded that the approval of the New Agreement was in the best interests of the Funds and approved the New Agreement.

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 12/21

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.	By /s/ Sonia L. Bates
Gene L. Needles, Jr.	Sonia L. Bates
President	Treasurer
American Beacon Funds	American Beacon Funds
Date: March 7, 2022	Date: March 7, 2022